REDACTEDID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
195755782	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment XX/XX/XXXX indicates borrower was default due to XXX repair, no evidence 100% inspection completed, and repairs completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: There has been no contact with the borrower during the review period. The loan has been XX days delinquent the last XX months.
							04/30/2025	04/30/2025
195786996	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							04/30/2025	04/30/2025
195768338	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to mentioned they have been in hospital for two years and they cannot make a payment. Agent advised full monthly payment is $X.XX and offered home retention option. On XX/XX/XXXX, borrower stated that they has a serious illness and they are waiting to obtain disability benefits to send funds. borrower plan on sending a XXX payment end of the month. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/16/2025
195772391	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, ON XX/XX/XXXX Borrower called in and stated she's been trying to obtain her own insurance, but has not been able to that its too expensive as well, that she has some property damage, she's been trying to make repairs, and I gave her the number for our insurance team and on XX/XX/XXXX Borrower called in and advise  will get  the information of routing number to do the payment, on XX/XX/XXXX borrower stated will make payment today of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment XX/XX/XXXX borrower sated that borrower has some property damage and borrower trying to make repairs, no evidence for repairs are completed and 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/06/2025
195791712	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in and promised to pay. On comment dated XX/XX/XXXX borrower called in and promised to pay in the amount of $X.XX. On comment dated XX/XX/XXXX borrower called in and discussed about insurance renewal. On comment dated XX/XX/XXXX borrower called in to know the status of the account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195782024	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, on XX/XX/XXXX Borrower called in regarding borrower home to be XXX due to a XXX, customer asking for assistance but no retention available and due to her situation she cannot afford verbal plan payments. tried to spk with XXX to see if they maybe had special hardship programs to offer but they were closed and it is a XXX, the whole entire building XXX, then was XXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment XX/XX/XXXX, Due to a XXX the house was XXX, there is nothing there, it is a XXX, the whole entire building XXX, then was XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: n
							04/30/2025	05/05/2025
195777776	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to confirm payment. On XX/XX/XXXX borrower stated intends to make a payment but seeking to avoid credit impacts agent advise borrower credit impacts once payment received 30 days from due date. Agent advise borrower of mobile application and paperless, verbal plan available. Borrower states intends to schedule payment for XXX due prior to XX/XX/XXXX and is aware of late fee assessment. Agent advise borrower if payment received will credit for following business day. On XX/XX/XXXX borrower was provided abatement for the taxes and tax amount should update to $X.XX quarterly.  On XX/XX/XXXX called in if received tax document was just uploaded but wanted to speak to department who do the calculations for payment. On XX/XX/XXXX borrower called in to request information about taxes and regarding payment for XX/XX/XXXX going through confirmed borrower said on account doesn't show transaction it may not go through. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/14/2025
195774816	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX indicates agent spoke with borrower about getting letter and foreclosure to get funds from their 401K submitted request to XXX to email a letter. Agent directed borrower too request mortgage assistance online and borrower intends to keep a property. On XX/XX/XXXX indicates borrower stated they are working on withdrawing their 401K to reinstate. On XX/XX/XXXX indicates borrower called in to informed they had to sell their family member home to pay on their assisted living and borrower sent reinstatement pending $X.XX. There was no additional contact and the loan is performing.
Dispute Comments: On XX/XX/XXXX indicated borrower raised the XXX dispute On XX/XX/XXXX indicates XXX initial audit review was completed and Correspondence being sent. Advised the account is in foreclosure and the amount needed to reinstate the account  with the reinstatement quote provide. submitted the file for QC and email was approved XXX dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195782580	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower stated is not aware of the account was behind as borrower was out of the country.  Servicer posted payment for XX/XX/XXXX and borrower stated will call back to either visit assistance option or bring account current and made a payment and stated reason for delinquency was out of the country. On XX/XX/XXXX borrower called and discussed regarding account. On XX/XX/XXXX borrower called in to make sure the payment was received, and the status of the account is ok. However, servicer advised as could not hear borrower and hung up the call. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicated the property is in XXX disaster due to XXX declared on XX/XX/XXXX. No Damages were reported. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area XXX due to XXX declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	04/16/2025
195762228	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [3] Deceased Borrower(s) - No Death Certificate Received [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not make their payments on time. The loan is in delinquent status. Comments on XX/XX/XXXX indicated the property is in a XXX disaster area XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/12/2025
195778890	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called regarding the property valuation and mentioned it is incorrect. Agent advised to send the supporting documents. On XX/XX/XXXX borrower called regarding the payment made on XX/XX which got rejected. Agent advised to try making the payment again and give it some time to reflect on the account. On XX/XX/XXXX borrower called regarding discussion of workout options. On  XX/XX/XXXX borrower called to know if servicer posted the payment of $X.XX. Agent advised it was posted on XX/XX. Borrower requested to have the XX payment s applied to principal and interest only payments.  On XX/XX/XXXX borrower called regarding the account information. Agent provided the retention workout options. On XX/XX/XXXX borrower called regarding the task was opened on XX/XX. Agent provided the information accordingly. On XX/XX/XXXX borrower called regarding the account information and discussed, borrower wanted to make sure that the payment they made on XX/XX was applied to XX principal and interest only payments. Borrower also requested for the pending payment for XX/XX be applied the same way. Agent advised that they must call back to verify how the payment was applied to have it reapplied. On XX/XX/XXXX borrower called to know if the payment was received and informed they will be making payment for $X.XX.  On XX/XX/XXXX borrower called to know how many months were they behind. Agent advised account is XX months behind. On XX/XX/XXXX borrower called to change the payment schedule date, agent helped to update the EasyPay on the account. On XX/XX/XXXX borrower called and mentioned the 2nd borrower on the account passed away and they are willing to discuss the loss mitigation options to resolve the delinquency, however before discussing the options, call got disconnected. On XX/XX/XXXX  borrower called to discuss payment options. Agent advised of cure balance and has ez-pay set up for $X.XX on XX/XX/XXXX . Borrower said they didn’t have the money to make the payment and they want to change ez-pay to $X.XX. Agent advised that the payment is pending and could not change it or delete, further advised them to call bank and put a stop payment on it. On XX/XX/XXXX borrower called to make the partial payment. On XX/XX/XXXX borrower called to discuss the account and agent provided the information. On XX/XX/XXXX borrower called to know the account status. Agent advised that the P&I is $ X.XX per month and the account is XX months past due. On XX/XX/XXXX borrower called and made the payment of $ X.XX. On XX/XX/XXXX the borrower called and informed they are back to employment and will start making the payment soon. On XX/XX/XXXX borrower called to make the payment for $ X.XX. On XX/XX/XXXX borrower called to know the account status. On XX/XX/XXXX borrower called regarding the options to make the account current. Agent informed the deferral form send by email expired, borrower informed due to XXX they were unable to make the payment since there was power outage. On XX/XX/XXXX borrower called in to get update on deferral stated due to XXX they were late in submitting the offer, wanted to see if it was reconsidered. On XX/XX/XXXX borrower called to know about the ACH payment method. Agent requested to send a letter regarding the same. On XX/XX/XXXX borrower called and mentioned they want to spread out escrow, agent advised that it is already extended to XX months and can’t be edited further. Borrower mentioned they will send request in writing to extend it. On XX/XX/XXXX borrower called and made the payment of $ X.XX. On XX/XX/XXXX borrower called and requested to opt a cheaper insurance and spread the escrow out over a longer period instead. Agent informed the management approval is needed. On XX/XX/XXXX Borrower called regarding a letter requesting insurance policy and they had it faxed this morning and made some policy changes which reduced the policy by $X.XX effective XX/XX/XXXX. Agent advised a new XXX will need to be done once we have the change. On XX/XX/XXXX borrower called to make changes to easypay, and made the payment of $ X.XX. There was no additional contact and loan is current.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: As per the comment dated XX/XX/XXXX the property is located in a disaster area designated by XXX on XX/XX/XXXX and no damage is reported.
							04/30/2025	05/05/2025
195760425	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to schedule a payment. On XX/XX/XXXX the borrower stated will have to call back to set up a payment up on a account and discuss escrow account as well. on XX/XX/XXXX the borrower stated wanted to remove escrow. On XX/XX/XXXX the borrower called in payment will made by the end of the week. On XX/XX/XXXX the borrower called in about the payment of $X.XX for core amount. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195782446	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regard to deal status. On XX/XX/XXXX borrower called in regard to check on retention. On XX/XX/XXXX servicer advised to borrower that account is currently under review. Borrower informed that will check back in 30 days. On XX/XX/XXXX borrower called in to check the status of retention plan. On XX/XX/XXXX borrower called in to check why borrower got denied for assistance. On XX/XX/XXXX borrower called in to check if servicer received the reinstatement funds. Servicer generated the reinstatement quote. Also, confirmed borrower sent a wired check in the amount of $X.XX. On XX/XX/XXXX servicer confirmed borrower made a wire transfer and advised it takes few days to route to servicer. On XX/XX/XXXX borrower called in setup auto payment. On XX/XX/XXXX borrower called in to go over account and was unable to edit auto payment. Also, informed that the way payment was being distributed when borrower was attempting to make a payment it was incorrect. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/17/2025
195768792	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Current Status - Delinquent [2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding damage and advised that the insurance company should be sending us check for repairs. On XX/XX/XXXX borrower called in about insurance claim check to be endorsed. stated that make monthly payments. On XX/XX/XXXX borrower called in about claim check offered to transfer but wanted a payment account discussed.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated on XX/XX/XXXX insurance claim check to be endorsed. sending for  check repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/02/2025
195768135	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Borrower called in for auto payment setup. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195775113	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							04/30/2025	05/07/2025
195793275	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and wanted to know why their payment increased to which agent advised of the escrow shortage. Borrower stated they received a letter from servicer dated XX/XX/XXXX which confirmed their escrow shortage was going to be spread over XX months. Agent advised another analysis was completed on XX/XX/XXXX and this time spreading the shortage of over $X.XX over XX months. On XX/XX/XXXX, borrower called in to discuss the account and made ESPay entry check date as XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, borrower called to discuss the account for payment. On XX/XX/XXXX, borrower stated they are unemployed and was asking about deferment and stated they are waiting on 401l amount. Will make XXX payment hopefully on XX/XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/19/2025
195759621	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/30/2025
195762685	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer assisted borrower in getting the mobile app. Borrower informed will schedule monthly payment by next week. As per comment dated XX/XX/XXXX servicer called borrower will be making payment of XX/XX/XXXX by call or online. As per comment dated XX/XX/XXXX borrower will make payment on the XX  and informed does not intend to keep the property. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195782525	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in account discussed and to verify if servicer sent a link to log into online account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicates the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/06/2025
195760522	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in and servicer advised of recent payment and unpaid principal. On XX/XX/XXXX, borrower called in and account was discussed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	04/16/2025
195778496	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in made payment in the amount of $X.XX. On XX/XX/XXXX servicer called borrower and borrower stated will call back as driving a car. On XX/XX/XXXX borrower called in and scheduled payment and will call back to discuss the account. On XX/XX/XXXX borrower called in and requested mortgage because new analysis shows a shortage that borrower thinks was paid off. On XX/XX/XXXX borrower called in and made payment in the amount of $X.XX. On XX/XX/XXXX servicer called borrower and borrower made payment in the amount of $X.XX. On XX/XX/XXXX servicer called the borrower and took payment. Also, borrower will call on XX/XX/XXXX to make part payment for escrow. On XX/XX/XXXX servicer called the borrower and borrower states will call back as borrower is at the doctor. On XX/XX/XXXX borrower called in about several issues as needing surgery. Homeowner policy put borrower on higher policy, despite never having a claim and no approving the increase. Borrower stated will talk to attorney. Advised to borrower that borrower can look for lower premium. Advised to borrower about modification and advised borrower can apply but no guarantee of outcome or any resolution at all. Borrower stated will switch insurance company. Advised to cancel the old insurance policy once borrower have new policy in place then deposit refund check from old company into the checking account and once cleared, call servicer and make payment by phone for that refund amount to be put into escrow, and then request new analysis. Advised the borrower about unpaid principal balance of $X.XX. Borrower stated can make a payment of $X.XX right not that is all borrowers have. On XX/XX/XXXX servicer called the borrower and borrower made a payment. On XX/XX/XXXX borrower called in as wanted to confirm payment for XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower and stated was having emergency but could not speak at the moment and will call back to make the payment. On XX/XX/XXXX servicer called the borrower, and borrower made the payment in the amount of $X.XX. Agent advised servicer will check what type of assistance can provide to the borrower. There was no further contact with the borrower and loan is delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195792133	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower  stated she can make XX payments next month to bring account current and stated fell behind as the borrower son had a motorcycle accident and needed to take time off work to help him mentioned reason for delinquency as extended problems. On XX/XX/XXXX called to advise the payment on the repayment plan she cannot make until XX/XX. On XX/XX/XXXX called to to verify payment and verified payment .pending. On XX/XX/XXXX Borrower called wanted to make a payment. On XX/XX/XXXX will be making a delay payment towards her repayment plan and would like to know if could extend it to next week. and was advised with the plan condition it will have to be paid before or on the day of to avoid the plan possibly being defaulted. On XX/XX/XXXX got a check from an insurance and was advised to cash it and pay it back to escrow also offered to set up the payment for verbal plan said would call in. On XX/XX/XXXX made a payment to the escrow and  will make repayment plan payment later in the month. On XX/XX/XXXX called in to make sure that the payment was received and credited,  and was  advised yes, paid the last repayment plan payment on XX/XX/XXXX. On XX/XX/XXXX borrower called to confirm the payment. On XX/XX/XXXX call transferred to Insurance department. On XX/XX/XXXX borrower wanted to go over pending payment. On XX/XX/XXXX  borrower said will call in and make a contractual payment on XXX. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195841796	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, authorized third party called in and account was verified and gave address for document. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195768749	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . On XX/XX/XXXX the borrower called to make payments and was advised that the payments have been received. On XX/XX/XXXX the borrower was called to discuss the account. On XX/XX/XXXX the borrower called to make payment to the other account. On XX/XX/XXXX the borrower was called and the borrower stated that will make the payment around the XX which is XX. On XX/XX/XXXX the borrower called to make a payment on the other account which was pending. The servicer called the borrower on XX/XX/XXXX with regards to the status update of the other loan account. The borrower was called on XX/XX/XXXX to confirm that the account was paid and current. The borrower called on XX/XX/XXXX to discuss the account. The borrower called on XX/XX/XXXX to make a payment on the account. On XX/XX/XXXX the borrower called to make payment on the second account. On XX/XX/XXXX the borrower called again to make the payment on the second account and a payment was scheduled. On XX/XX/XXXX the borrower called to discuss the other account details. On XX/XX/XXXX the borrower called to make payment on the other loan. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195779106	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and wanted to make a payment and discussed about missing document. On XX/XX/XXXX and XX/XX/XXXX shows that borrower called in and requested for payment correction. On XX/XX/XXXX borrower called in and verification entry was made. On XX/XX/XXXX borrower set up a payment. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX borrower called in and verification entry was made. On XX/XX/XXXX, borrower called in to make a payment and went over the payment history. On XX/XX/XXXX, borrower called in to make a payment. On XX/XX/XXXX and XX/XX/XXXX borrower was called and advised do not need state tax return and said that borrower having two-month worth of income. On XX/XX/XXXX and XX/XX/XXXX borrower called in and discussed about review program. On XX/XX/XXXX borrower called in to make a payment in the amount of $X.XX. On XX/XX/XXXX, borrower called in called to make a payment but did not want to pay the fee. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195917075	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: The property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. The property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan is Delinquent XX.
							04/30/2025	05/12/2025
195757787	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make payment and made half payment in the amount of $ X.XX and scheduled the half payment to XX/XX/XXXX in the amount of $ X.XX. On XX/XX/XXXX Borrower called as having questions regarding payments. On XX/XX/XXXX Borrower called in to make a principal and interest amount and stated will work on the escrow and also stated the payments went up causing them to get behind and will also follow up regarding assistance. As per comment dated XX/XX/XXXX Borrower called in to schedule and make payment of $X.XX and $X.XX in part payments. On XX/XX/XXXX Borrower called to setup payment and stated no assistance needed. As per comment dated XX/XX/XXXX Borrower called to make escrow payment. Servicer advised the check is dated for XX/XX/XXXX will be debited from account in the amount of $ X.XX. The total payment amount includes additional escrow of $ X.XX and advised for automated clearing house option. On XX/XX/XXXX Borrower called in to schedule a payment. As per comment dated XX/XX/XXXX Borrower called to principal the payment which was pending in the amount of $ X.XX to $ X.XX. On XX/XX/XXXX Borrower stated will call back due to time crunch. As per comment dated XX/XX/XXXX Borrower called regarding account discussion. As per comment dated XX/XX/XXXX Borrower called in to make payment and wanted to setup XX payments and stated will keep making full payments to satisfy principal and interest and escrow both. As per comment dated XX/XX/XXXX Borrower called in for changing the payment amount. As per comment dated XX/XX/XXXX Borrower called in to make a partial payment and stated will make rest of the payment in next week. On dated XX/XX/XXXX Borrower called in to make a partial payment for principal and interest and discussed about negative escrow balance and request for mortgage assistance, borrower accepted the request for mortgage assistance. There were no additional contact comments, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195775905	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make a payment or setup a payment. On XX/XX/XXXX borrower called to bring account current servicer unblocked and reset online account. On XX/XX/XXXX borrower called in to get help regarding website. On XX/XX/XXXX borrower called in to make payment and accepted the repayment plan. On XX/XX/XXXX borrower called to make a payment and account details were discussed. On XX/XX/XXXX borrower called in for help with amounts which are due for account. Borrower will contact back to setup automated clearing house. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195784121	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called regarding the payment issue and promised to pay.  On XX/XX/XXXX borrower called in to go over her payments and acct to try and bring it up to date. On XX/XX/XXXX borrower called regarding the payments and told that take the payment out of their account and does not want the account to be referred to the attorney. Borrower further stated their was two death in the family due to which the payment was delayed. On XX/XX/XXXX borrower called and mentioned they are dealing with medical issues/recent hospitalization. Agent opened new workout, set up payment for XXX and XXX.  On XX/XX/XXXX the borrower called and informed that bank account has been compromised /hacked. Agent advised of returning the payment. On XX/XX/XXXX borrower called and states that they need loss mitigation assistance. Agent informed the borrower that the assistance is awaiting 30 days approval. Agent changed borrower home phone number as per request. On XX/XX/XXXX borrower called and discussed the lender placed insurance. On XX/XX/XXXX borrower called regarding the reinstatement and lender placed insurance. On XX/XX/XXXX borrower called regarding the account information. On XX/XX/XXXX borrower called regarding retention of property.  Agent advised no workout options available, and advised to reinstate the account and gave verbal reinstatement quot amount $X.XX. On XX/XX/XXXX the borrower called and informed about the difficulties for reinstating the account and financial problems. Agent informed the account is in foreclosure. On XX/XX/XXXX the borrower called and requested to provide the loss mitigation options. Agent informed since the account was in foreclosure, those loss mitigation options such as modification is not available. On XX/XX/XXXX borrower called for reinstatement. On XX/XX/XXXX borrower called regarding the loss mitigation options and agent informed there is no loss mitigation options available and they can only reinstate the loan. On XX/XX/XXXX the borrower along with daughter called regarding the loss mitigation options and agent clarified only reinstatement option is available. On XX/XX/XXXX borrower called and discussed the account. On XX/XX/XXXX the authorized third party called and mentioned the borrower is old and forgot to make payment. Agent informed the retention options are not available and requested to reinstate option is only way out. On XX/XX/XXXX authorized third party called and requested for the options for retention. Agent informed they will email the details. On XX/XX/XXXX authorized third party called and mentioned working on an appeal, did not know reinstatement expired and requested a new one. On XX/XX/XXXX borrower called and agent informed there is no retention option available and they can go for reinstating the loan and no modification option is available. On XX/XX/XXXX borrower called regarding the retention options and agent declined liquidation option. There are no retention options available. Borrower informed they will gather funds from family and friends but no time frame provided. On XX/XX/XXXX borrower called and agent provided the reinstatement option. On XX/XX/XXXX borrower authorized third party called and requested to go over the reinstatement quote & payoff quote, agent provided foreclosure attorney phone number. On XX/XX/XXXX authorized third party called and regarding the interest rate, will be paying off property. On XX/XX/XXXX authorized third party called and mentioned they are in planning to reinstate the loan or buy it from the owner. On XX/XX/XXXX the authorized third party called and mentioned they will try to pay the reinstatement quote. On XX/XX/XXXX borrower called and mentioned stated they are trying to refinance or reinstate the loan, and stated they appreciate all the help and kindness . On XX/XX/XXXX authorized third party called and mentioned  stated they are trying to refinance or pay the full reinstatement balance. On XX/XX/XXXX the authorized third party called and discussed reinstatement, went over total amount, went over bank wire information, went over timeline. On XX/XX/XXXX authorized third party called for reinstatement quote. On XX/XX/XXXX authorized third party called for reinstatement quote and agent informed reinstatement is on the way.  On XX/XX/XXXX authorized third party called and mentioned they have sent the wire transfer on XXX, and wants to know if it is received. Agent informed that wire did not show yet, but that it should reflect in the next business day.   On XX/XX/XXXX authorized third party called ensure reinstatement has been received. Agent advised that reinstatement has been received but not fully applied to the account. Agent further discussed options for a "grace period" for XXX payment, and advised that there are no workout options available.  There was no additional contact and loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195770656	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX calling to get loan assumption information and There was no additional contact, and the loan is performing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area. No damages reported.
							04/30/2025	05/01/2025
195784865	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	05/02/2025
195792970	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to go over the demand letter and advised of the loss mitigation options did not want to submit was not eligible for deferral. Borrower got upset about the loan level advance fees and disconnect the call. On XX/XX/XXXX the borrower called in requested assistance with a deferral. Borrower advised the application must be submitted. Advised did not qualify because the delinquency was too high. On XX/XX/XXXX the borrower refused to speak on the account and call disconnected. There was no additional contact and the loan is in delinquent..
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195778011	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX On XX/XX/XXXX borrower called in  regarding additional claim funds in the amount of $X.XX and was advised endorse and release process and  time frame provided the tracking number and mailing address. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicate there is a damage due to XXX DOL is XX/XX/XXXX and no evidence of 100% inspection done or re[pair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/28/2025
195762433	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							04/30/2025	04/16/2025
195773103	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and made the payment for $X.XX  and requested funds to be applied to principal and interest. Servicer advised borrower to call back to check whether funds were applied accordingly or request to reapply. On XX/XX/XXXX borrower called in and requested unapplied funds to be applied for the month of XXX payment. On XX/XX/XXXX borrower called in and advised will make the payment by end of the month as always and borrower denied to discus the account. On XX/XX/XXXX borrower called in and made the payment over the phone for $X.XX for principal and interest. On XX/XX/XXXX borrower called in to schedule principal and interest payment. Borrower informed borrower is aware of escrow balance and borrower will start paying it later. On XX/XX/XXXX borrower called in and advised borrower company was closed and borrower is out of work hence wanted know whether any assistance is available. Servicer advised about loss mitigation and documents that are needed and advised can get request for mortgage assistance application online. On XX/XX/XXXX borrower called in and servicer advised received complete package and turnaround time for processing. On XX/XX/XXXX borrower called in and informed borrower is not working right now and cant make payments today. Borrower informed will send appeal for the decision. On XX/XX/XXXX borrower called in who was advised about total amount due and also about repayment plan. Servicer advised account is in dispute appeal process for repayment plan which will take 30 business days for review. Borrower wanted to only pay principal and interest payment. Servicer explained about payment application guideline with servicer however borrower did not agree and hung up. On same day borrower called back and advised will file appeal and wanted to only pay $X.XX for principal and interest. Borrower informed lost the job however will start working from XX/XX/XXXX. Comment dated XX/XX/XXXX indicates dispute letter was received and comment dated XX/XX/XXXX indicates dispute resolution letter was sent to borrower. On XX/XX/XXXX borrower called in and servicer explained about payment plan and appeal decision. On XX/XX/XXXX borrower called in and requested to cancel the repayment plan as borrower longer wanted to continue with the repayment plan. Borrower wanted to do XX payments for principal and interest for $X.XX and then to get current  with escrow before taxes are due. Borrower informed will start new job from XX/XX/XXXX and will get escrow paid. On XX/XX/XXXX borrower called in to know whether payments have been applied to the account. On XX/XX/XXXX borrower called in and discussed amount due on the account as making the payment later. On XX/XX/XXXX borrower called in and wanted to make XX payments and informed negative escrow will be paid in XXX. Borrower scheduled XX payments for principal and interest for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX borrower called in and servicer discussed about payments that were sent in and borrower advised made XX principal and interest payments and do not want to accept the offer. On XX/XX/XXXX borrower called in and informed recently got employed will be able make the payment by end of next week. On XX/XX/XXXX borrower called in and scheduled payment and informed waiting on tax return to pay past due amount for escrow. On XX/XX/XXXX borrower called in  and informed made XX principal and interest payments for XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX and each payment was for $X.XX. Borrower requested all XX payments to be posted for past due payments. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195837478	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to make a payment on the XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	04/16/2025
195775412	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and discussed about the account. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195778671	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to discus the account. On XX/XX/XXXX borrower called in to discuss the account. On XX/XX/XXXX borrower called in to discuss the account. On XX/XX/XXXX borrower called in to follow-up on account. On XX/XX/XXXX borrower called in to know past due payment and made a payment for $X.XX. On XX/XX/XXXX borrower called in to discuss the account. On XX/XX/XXXX borrower called in to discuss the account. On XX/XX/XXXX borrower called in to make payment for $X.XX. On XX/XX/XXXX borrower called in to discuss the account. On XX/XX/XXXX borrower called in to schedule payment for $X.XX on XX/XX/XXXX. On XX/XX/XXXX Borrower called in to make payment for $X.XX. On XX/XX/XXXX borrower called in regards to update information servicer advised address is prepopulated for bank based on the where the routing number was assigned to. On XX/XX/XXXX borrower called in to discuss the account was unaware  that is on repayment plan. On XX/XX/XXXX Borrower called in to advise the repayment plan was too expensive and will work to get a payment in. On XX/XX/XXXX borrower called in to discuss the account. On XX/XX/XXXX borrower called in to discuss the account but disconnected after verification was done. There was no additional contact and the loan is Performing,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195882299	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in about payment and account status. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	04/14/2025
195780575	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower and general account information was discussed. On XX/XX/XXXX servicer called the borrower and borrower advised will make payment on XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower and borrower stated will make the payment online. On XX/XX/XXXX borrower's spouse called in for general account information. On XX/XX/XXXX borrower called in and stated unable to make payment until following weekend. On XX/XX/XXXX borrower called in to verify past due amount. On XX/XX/XXXX borrower called in and stated will make payment before end of the month. Borrower also advised not working and waiting for social security income and unemployment income. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/07/2025
195812696	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. on XX/XX/XXXX authorized third party called in called and discussed about pocket. On XX/XX/XXXX authorized third party called in and advised servicer not the landlord, do not have the property description stated to complete and return to borrower. On XX/XX/XXXX authorized third party called in regarding documents. On XX/XX/XXXX authorized third party called in regarding bank statements paystubs hazard insurance will try to make a payment. On XX/XX/XXXX authorized third party called in will be sending in the death certificate per request. On XX/XX/XXXX authorized third party called and advised that will get the documents processed and that takes like 7 -10 business days to get processed, and payment mailed on XX/XX/XXXX authorized third party called in been trying to get name on property and loan and advised documents needed hazard insurance and XX months bank statements. On XX/XX/XXXX authorized third party called in sent in Death Certificate. Successor interest advised last death certificate was in XXXX and states want to continue with assumption and sending the missing documents and reprinted. On XX/XX/XXXX authorized third party called and advised bank statements. On XX/XX/XXXX authorized third party called advised on documents received placed as successor of interest advised there are missing documents. On XX/XX/XXXX servicer was called and discussed about missing documents. On XX/XX/XXXX authorized third party called in to know what documents are needed. On XX/XX/XXXX authorized third party called in will complete the assumption packet and upload to website to be received. On XX/XX/XXXX authorized third party called in discussed missing documents for open review stated will send online. On XX/XX/XXXX authorized third party called in for assistance to log in website. On XX/XX/XXXX authorized third party called in for assistance with filling out the request for mortgage assistance. On XX/XX/XXXX authorized third party called in regarding missing documents and received on XX/XX/XXXX.On XX/XX/XXXX authorized third party called in needed documents. On XX/XX/XXXX authorized third party called into state that have Homeowner insurance offered fax or email to send copy of insurance. On XX/XX/XXXX authorized third party called dropped prior to transfer to insurance. On XX/XX/XXXX authorized third party called to follow up on assumption and explained what was needed. On XX/XX/XXXX authorized third party called in clarifying Comment received. On XX/XX/XXXX authorized third party called in to check on the status on the assistance review. Need hardship letter from the borrower detailing reason for hardship. On XX/XX/XXXX authorized third party called in regarding request for mortgage assistance and advised submitted online. On XX/XX/XXXX authorized third party called in regarding paperwork. On XX/XX/XXXX authorized third party called in regarding insurance stated proof of insurance was sent XX months ago transferred to insurance department. On XX/XX/XXXX authorized third party called will try for application to apply. There was no additional contact. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: n
							04/30/2025	05/12/2025
195770225	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in and stated they need a copy of modification XX/XX/XXXX. On XX/XX/XXXX, borrower called in to discussed account and agent went over bank account. On XX/XX/XXXX , borrower called in regarding issue with re-occurring fee and borrower wants to cancel autopay they has a lawsuit against servicer for fees. On XX/XX/XXXX, borrower called in to discuss account and states that they wanted to know who is the investor and agent advised that would be request the information and send to their once ready. Borrower can check on the website also. On XX/XX/XXXX, borrower called and advised that there is a bad audio connected and gave XXX email address and agent advised that they can try calling back. On XX/XX/XXXX, borrower called in and stated they spoke to bank regarding autodraft. Borrower is asking for an email confirmation that auto draft was canceled. Agent advised borrower that auto draft was 1st paused. Agent advised borrower will confirm that auto draft will not draft on XX/XX/XXXX sent email to XXX. On XX/XX/XXXX, agent spoke with borrower regarding auto draft and advise the auto draft will not draft the XX/XX/XXXX payment. Agent advised borrower the auto draft was place on pause via the mobile application and borrower attempt to cancel the auto draft they place it on pause. Borrower called in spoke with agent the auto draft was cancel. Borrower request email confirmation that the auto draft was cancel. On XX/XX/XXXX , borrower called to confirm payment address and intend on sending payment bill pay. On XX/XX/XXXX, Borrower called in and advised that autopay from their bank was send today. On XX/XX/XXXX, borrower called because they cannot open email and wanted to know why. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area XXX due to XXX declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	04/14/2025
195784987	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regard to claim check. Agent provided the loss draft department contact number. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX borrower called in regard to claim check. No evidence of repair started, or 100% repair inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. Damages were reported.
							04/30/2025	05/12/2025
195771824	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in wanted to file a insurance claim. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates a there was a property damage and wanted to file a insurance claim. There was no evidence of 100% repair were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195764299	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period. and Comments on XX/XX/XXXX and XX/XX/XXXX indicated the property is in a XXX disaster area (XXX). No damages reported.
							04/30/2025	05/12/2025
195786582	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Servicer called in and borrower will make a payment when issue resolves they had issue with bank. On XX/XX/XXXX, Servicer called in and borrower going over the account details as per the XXX payment and is going to make the payment once issue was resolved from the bank. On XX/XX/XXXX, Servicer called in and stated pending payment for the XX.  On XX/XX/XXXX, Servicer called in and borrower stated there has been death in the family. Also requested assistance for repayment plan. On XX/XX/XXXX, Servicer called in and stated set up a repayment plan. Borrower promised to pay for $X.XX on dated XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, Servicer called in and discussed the payment and step rate. On XX/XX/XXXX, Borrower called in and changed the auto payment date to XX of each month starts from XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and confirmed auto payment start date as XX of each month. On XX/XX/XXXX, Borrower called in to know regarding auto payment. Servicer advised it is set up for XX/XX for $X.XX. On XX/XX/XXXX, Borrower called in regarding the auto payment update. On XX/XX/XXXX, Borrower called in to cancel the auto payment as per the priority note. On XX/XX/XXXX, Borrower called in and checking payment information. They will make a payment in the amount of $X.XX on dated XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/17/2025
195792181	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower and borrower advised payment will be made by end of the month. On XX/XX/XXXX borrower called in to discuss the account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195770109	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX borrower called in and stated borrower will schedule payment via web. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/16/2025
195781875	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX Borrower called in to discuss why we called him a couple days ago.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/08/2025
195773140	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and promised to pay in the amount of $X.XX for XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/07/2025
195791077	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	05/14/2025
195777435	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated on XX/XX/XXXX borrower called in regarding document and wanted to know which document required and request assistance program be reprinted to follow request. Comment dated on XX/XX/XXXX borrower called in to discuss demand letter. Comment dated on XX/XX/XXXX Borrower called to Spanish speaking agent per customer request. Comment dated on XX/XX/XXXX Borrower was deceased and send death certificate and RMA for reset password. Comment dated on XX/XX/XXXX borrower called in about account status of RMA. Comment dated on XX/XX/XXXX Borrower called in discussed about missing documents. Comment dated on XX/XX/XXXX Borrower called in about missing documents and will get faxed. Comment dated on XX/XX/XXXX borrower called in regarding account discussed and advised to make payment during review period. There was no additional contact. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/20/2025
195784110	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[3] Property Damage - UTD - No evidence of resolution

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called to discuss account. Advised to borrower account is in foreclosure and no sale schedule. Borrower was not aware account in foreclosure and requested the reinstatement. Agent submitted the request and advised to call back on XXX. On XX/XX/XXXX authorized third party called in and servicer provided the wire instruction. Agent offered to go over workout options and provided reinstate amount $X.XX good through XX/XX/XXXX. Authorized third party confirm will talk to spouse and can wire the reinstatement today but not 100%. On XX/XX/XXXX authorized third party called in and stated tried wire fund twice and but fund was returned back to due to fraud. Advised to third party can mail cashiers check and gave overnight mailing address. Advised once the funds are received account will back current. Advised to third party payoff statement was emailed on XX/XX/XXXX. Borrower stated did not received. Agent confirmed the email address and emailed it again. Authorized third party wanted 401K letter for breakdown of reinstatement quote. Authorized third party states successor in interest at the bank and bank needs an address. Advised to third party that the address gave earlier is the overnight address which has nothing to do with sending the payment. Advised to make cashier's check payable to servicer and gave the mailing address. On XX/XX/XXXX servicer called to third party and third party confirmed that bank did not allow him to wire funds. Agent setup a call back. There was no further contact with the borrower and loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  As per the comment dated XX/XX/XXXX bankruptcy chapter XX was discharged.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated XX/XX/XXXX damaged property referral received. Comment dated XX/XX/XXXX states vacant properties - insurance not filed. As per the comment dated XX/XX/XXXX damaged property referral received. Comment dated XX/XX/XXXX states vacant properties - insurance not filed. Comment dated XX/XX/XXXX indicates borrower wanted to keep the home and make repairs. Comment dated XX/XX/XXXX indicates damaged property referral received. No evidence of repair started, or 100% repair inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/25/2025
195767614	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding disaster stated the property is located in a disaster area designated by XXX, XXX declared on XX/XX/XXXX, was seeking insurance information paid and advised that damage occurred to XXX of property and XXX causing damage inside the XXX. On XX/XX/XXXX borrower called regarding close workout and discussed about account. On XX/XX/XXXX borrower called regarding natural disaster and discussed about account. On XX/XX/XXXX Borrower called and account. about account and wanted to know about escrow analysis letter and made late fee payment in the amount of $ X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates the property was located in a disaster area designated by XXX, XXX which was declared on XX/XX/XXXX. The property had sustained damage to the XXX with XXX causing damage XXX. No evidence of claim filed, and repairs completed found.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is located in disaster area designated by XXX, XXX On XX/XX/XXXX. Damages were reported to the property.
							04/30/2025	04/24/2025
195784602	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the authorized third party called and wanted to go over homeowners insurance. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195772235	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to check total amount due on the account and servicer advised amount is $X.XX. Borrower scheduled a payment in amount of $X.XX dated XX/XX/XXXX and inquired if insurance premium was paid and servicer confirmed. On XX/XX/XXXX borrower called in to schedule payments in amount of $X.XX dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX borrower called in to schedule payments in amount of $X.XX dated XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX borrower called in to schedule payments at the end of XX/XXXX and XX/XXXX. On XX/XX/XXXX borrower called in to make monthly mortgage payment at the end of the month and servicer advised about late fees. On XX/XX/XXXX borrower called in to schedule a payment in amount of $X.XX dated XX/XX/XXXX. On XX/XX/XXXX borrower called in to schedule a payment in amount of $X.XX dated XX/XX/XXXX and also wanted to set up autopay on the account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195768297	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in having issues making the payments through the IVR. Borrower declined verbal repayment and retention workout and will make XXX payment and by XX/XX will try to get may by end of the month. On XX/XX/XXXX the borrower called in to set up a payment to cover XX/XXXX and XX/XXXX. Borrower called in to make a payment advised pending payment. On XX/XX/XXXX the borrower called in to set up a payment. On XX/XX/XXXX the borrower called in advised of all payment methods. Borrower trying to send XXX payment advised code city XXX and a add account. Borrower called in to get the payment advise not as yet advise of the mobile application. On XX/XX/XXXX Authorized third party called in to set up payment after paycheck. On XX/XX/XXXX the borrower called in advised of second surgery loss of income. Borrower called in to make the payment advised can complete application and will have to create an account. On XX/XX/XXXX Authorized third party called in stated not disaster impacted and advised require the hardship affidavit mailed out again. On XX/XX/XXXX Authorized third party advised waiting for disability payment to make the XXX payment. On XX/XX/XXXX the borrower called in discussed about the account. On XX/XX/XXXX the borrower called in stating making the payment on XXX next week and wanting to know can send half tomorrow and rest before the XX by XXX. On XX/XX/XXXX the borrower called in change in payment date form XX/XX to XX/XX declined automatic clearing set up. On XX/XX/XXXX the borrower called in payment will made XX/XX and will making the payment to escrow in the amount of $X.XX and contractual payment on XX/XX. On XX/XX/XXXX the authorized third party called in making a payment tomorrow XX/XX and XX/XX to get caught up did not want to discuss the reason why they were late. On XX/XX/XXXX the authorized third party advised cure amount will payment by XX/XX $X.XX or more. On XX/XX/XXXX the borrower called in regarding a payment. There was no additional contact and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/12/2025
195793152	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX borrower called about status of account and modification package, agent advised the same. On XX/XX/XXXX borrower called in to discuss assistance review, agent advised the same. There was no additional contact, and the loan is performing. As per the comment dated XX/XX/XXXX XXX dispute raised by the borrower, however as per the comment dated XX/XX/XXXX it has been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/14/2025
195762049	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called regarding to inquire about an insurance claim received for XXX damage and call was transferred to the loss draft department and borrower spoke and process for endorsing the check and claim tracking number and the address to send the check. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Another bankruptcy case identified case#XXX chapter#XX, closed on XX/XX/XXXX and previously bk was discharged on XX/XX/XXXX
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates there was XXX damage and insurance claim check inquired, dated XX/XX/XXXX states claim classified as non-monitored and there was damage due to Storm on date of loss XX/XX/XXXX and reported new claim for intent to repair for both damage areas in XXX as well as XXX. Comment dated XX/XX/XXXX indicates there was XXX damage on XX/XX/XXXX. Comment dated XX/XX/XXXX states non-monitored package requested claim check $X.XX and loss draft check issued, and check sent to endorsement. Comment do not indicate and no evidence of 100% repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/25/2025
195769731	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, authorized third party called about insurance claim to which agent tried to transfer but was getting error so asked the authorized third party to call back and request to be transferred to that department. On XX/XX/XXXX, Authorized third party called in and stated that servicer told them they have sent an inspector. Authorized third party stated they are the contractor and have spoken with insurance and have been told in order to get more funds it has to be at 25% and they are at 100% so the authorized third party went ahead to reach out to the correct department. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX, Property is XXX, and XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195761402	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in account discussed and borrower did not want to inform when will be making payment, borrower said will pay it this month when borrower gets the payment. On XX/XX/XXXX called to request general information about mortgage account and borrower requested note. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicates the property is in a XXX disaster area due to XXX on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/16/2025
195775252	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, servicer called in and advised of cure amount of $X.XX. Borrower intentions to keep the property. Borrower will be making payment by the XX of this month. On XX/XX/XXXX, borrower called in and stated intend to keep the property and will callback to see if can qualify for repayment plan offer or deferral program. Servicer advised currently no options available for residential mortgage applications except for possibly a modification review.  Borrower not interested in modification review. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195767672	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to verify regarding the tax exemption. Borrower will send the documents. On XX/XX/XXXX, borrower called in regarding website assistance. On XX/XX/XXXX, borrower called in and stated having a hardship and servicer went over verbal. Borrower stated can afford and does not want to fill out the documents. On XX/XX/XXXX, borrower called in and inquired about the principal balance information. Borrower selling the property. On XX/XX/XXXX, borrower called in and servicer assisted accessing online account. Borrower advised payment has been sent via bill pay and should be in soon. Borrower advised have obtained 100% exemption from taxes and inquired updated payment change details. On XX/XX/XXXX, borrower called in regarding letter received regarding and requesting for escrow to be removed. Borrower state never requested for the escrow to be removed. On XX/XX/XXXX, borrower called in and needs access on the account. Borrower needs to reset the password and servicer assisted the borrower. On XX/XX/XXXX, borrower called in to ask about payment changing and servicer advised about escrow analysis done but a new one is set for XXX. Servicer advised it will take XX months to become in effect and advised next one after that will be scheduled XXXX. On XX/XX/XXXX borrower called to get a pay off quote amount. On XX/XX/XXXX, borrower called in to get access to website to retrieve 1098 statement and didn't want to schedule payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/16/2025
195758520	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called get account number to complete set up on online portal and requested for assistance. On XX/XX/XXXX borrower discussed repayment plan. On XX/XX/XXXX borrower called to know how long they have to make the $X.XX payment and representative advised to make payment for XX months until XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/06/2025
195768101	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/07/2025
195768181	XXXX	XXXX	XXXX	3
[3] Evidence of environment issues surrounding property.

[3] Evidence of environment issues surrounding property.

[3] Property Damage - XXX - No evidence of resolution

[3] Property Damage - XXX - No evidence of resolution

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding to send insurance documents and stated was impacted due to XXX. On XX/XX/XXXX borrower called and wanted to discuss on escrow account. On XX/XX/XXXX borrower called and stated insurance claims status and wanted to working on their home to get XXX out. On XX/XX/XXXX borrower called and inquire about the updated proof of property tax insurance, agent advised the same. On XX/XX/XXXX borrower called and wanted to make payment of $X.XX and also discuss about the escrow analysis. On XX/XX/XXXX borrower called and advised they exempt tax and should not owe for taxes and needs payment updated. On XX/XX/XXXX agent called borrower about the account status, borrower stated they $X.XX was supposed to be applied to the P&I for XXX month, agent advised the same. On XX/XX/XXXX borrower called to make to make a payment of $X.XX. On XX/XX/XXXX borrower called to make a payment of $X.XX for P&I only and also set up another payment for XX/XX of $X.XX for P&I only. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX XXX damage on property due to XXX, borrower stated they currently living a hotel with kids due to damage of property and unable to complete repair.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/30/2025
195786138	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area XXX due to XXX declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/14/2025
195774513	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in regarding the escrow. Servicer discussed escrow statement for XXXX and potential lower payments if shortage is satisfied. On XX/XX/XXXX, servicer called in and borrower make a payment. On XX/XX/XXXX, servicer called in to set up payment today. On XX/XX/XXXX, borrower called in to make payment and declined to pay processing fee. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/18/2025
195764833	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to discuss account. On XX/XX/XXXX, borrower wanted to set up ACH to be automatically debited from their account and stated their spouse passed away and will send in death certificate when they receive it. On XX/XX/XXXX, borrower called and stated they will send borrower 1 death certificate. On XX/XX/XXXX, Borrower called in to check if the servicer has received the death certificate to which agent provided the correct fax number. On XX/XX/XXXX, borrower called in to check if death certificate is received to which agent confirmed as yes. On XX/XX/XXXX, borrower called in to discuss the account. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: As per comment dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/14/2025
195768917	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Servicer called in, but it was unable to hear borrower audio. So requested to callback. On XX/XX/XXXX, Servicer called to borrower and stated they will pay XXX and XXX payment on tomorrow. They will not give the method of how they will make a payment. Borrower said they want a deferral option. Servicer advised of the retention review, but borrower ended the call without submitting the assistance. On XX/XX/XXXX, Borrower called to make two payments for $X.XX on dated XX/XX/XXXX. On XX/XX/XXXX, Servicer called in and borrower stated they did not want to discuss assistance until after they make his payment tomorrow. Account was eligible for repayment plan. On XX/XX/XXXX, Borrower called in to make a payment for $X.XX on XX/XX/XXXX. On XX/XX/XXXX, Servicer called in and borrower promised to send the missing documents. On XX/XX/XXXX, Servicer called in and borrower stated they wants to set up payment for $X.XX via phone on XX/XX. On XX/XX/XXXX, Servicer called to borrower and obtained to promise to pay for $X.XX on XX/XX/XXXX. On XX/XX/XXXX, Servicer called in and advised of final modification to allow sometime to work on the terms. On XX/XX/XXXX, Servicer called in and borrower stated they does not agree with the number of monthly payments for the modification. On XX/XX/XXXX, Borrower called in to know why the monthly payment amount with the modification would be higher than the current monthly payment amount. On XX/XX/XXXX, Servicer called in and stated they need to appeal in writing. On XX/XX/XXXX, Servicer called in and stated they will send modification. Borrower thought the payment increased but it was due to escrow increased. On XX/XX/XXXX, Borrower called in and states that they just got the modification agreement signed and notarized and that they are putting it in the mail today. On XX/XX/XXXX, Borrower called in and promised to pay for $X.XX on dated XX/XX/XXXX and discussed due date change to the XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX  with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	04/22/2025
195767563	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to inform XXX repairs are pending. On XX/XX/XXXX borrower called to discuss regarding the flood insurance policy and flood insurance required due to property being in flood zone. Representative advised flood insurance will be continued to be escrowed as long as property in flood zone. On XX/XX/XXXX borrower called to get 1098 and representative assisted. On XX/XX/XXXX borrower called in to discuss regarding the flood policy and representative mailed policy number to borrower. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comments dated XX/XX/XXXX XXX repairs inspection was pending and no evidence of claim filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX. XXX on XX/XX/XXXX. No property damage due to XXX. This property is located in a disaster area designated by XXX. XXX declared on XX/XX/XXXX. No property damage due to XXX.
							04/30/2025	04/14/2025
195767865	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to get help to access website. On XX/XX/XXXX, borrower called to make XX payments but declined to pay processing fee. Agent advised other options to make payment. Borrower wanted to speak to supervisor and made a payment via mobile app, paid XX months payment towards principal. Borrower also states that they are out of job. On XX/XX/XXXX, Borrower called in and stated they are trying to access website but unable to get an identification code to work. On XX/XX/XXXX, borrower called in for website assistance to which agent advised of cure amount, set up ACH on a recording line and update phone number. On XX/XX/XXXX, Borrower called and stated they have an evaluation of the property and wanted to know why. Agent advised that it is sometimes required to by the note holder.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/17/2025
195771382	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding about payment due and went over payment history and discussed missed payments. On XX/XX/XXXX authorized third party called regarding to make payment online and did not want the call recorded. On XX/XX/XXXX authorized third party called to verify that received money order sent to cover XXX and XXX payment and advise the payment has not been received yet and went over the payment history. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX the property was in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damage reported.
							04/30/2025	05/02/2025
195755484	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX borrower called in to schedule a payment. On XX/XX/XXXX borrower called in to request assistance as impacted by XXX and servicer advised about XXX and open assistance. On XX/XX/XXXX borrower called in regard to disaster forbearance plan documents. On XX/XX/XXXX borrower called in regard to forbearance plan. On XX/XX/XXXX borrower called in to check status of loss mitigation review. On XX/XX/XXXX borrower called in to make a payment and delete another payment. On XX/XX/XXXX borrower called in to make a payment. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates property damage. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicates property is in a XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/17/2025
195820110	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and stated need account unlocked will pay $X.XX. also borrower stated the previous lender would not refinance the account and was unsure if borrower should be able to make the payment. Servicer advice unable to determine if mod was predatory and advice the principal balance $X.XX and maturity date XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX disaster declared on XX/XX/XXXX.No Damages were reported.
							04/30/2025	05/12/2025
195779514	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period. And comments on XX/XX/XXXX indicated the property is in a XXX (XXX) disaster area. No damages reported.
							04/30/2025	04/14/2025
195786078	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called wanted to make a P&I for $X.XX. On XX/XX/XXXX borrower called for check amount. On XX/XX/XXXX borrower called for they have not seen the payment come out of there account and advised will make a second attempt if payment did not go.  On XX/XX/XXXX borrower called about payment not getting taken and advised closed account and will make payment later and to make payment borrower used the wrong account and automated system mentioned about loss mitigation. On XX/XX/XXXX borrower called about the homeowners' insurance and where they send the Dec page for mortgage clause. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/01/2025
195788461	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX disaster declared on XX/XX/XXXX.No Damages were reported.
							04/30/2025	05/10/2025
195787433	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in and account was discussed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/16/2025
195777044	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to see if servicer have received the form to change the due date along with payment and representative advised received. Borrower requested to dispute the XX/XX/XXXX credit reporting amount because they were in the process of changing due date from XX to XX of each month. On XX/XX/XXXX borrower called in to go over account and last payment. On XX/XX/XXXX borrower called regarding credit report being negative due to payment not applied correctly and representative provided email for dispute. Representative schedule a payment dated XX/XX/XXXX. On XX/XX/XXXX borrower called to dispute regarding the credit dispute and discussed about due date changes. On XX/XX/XXXX borrower called to inform they will make payment when they are ready. On XX/XX/XXXX borrower called to inform they will be getting payment out on XX/XX or XX/XX. On XX/XX/XXXX borrower called to inform they will make payment within the grace period, declined assistance and requested for website login help. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195783685	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan is performing.
							04/30/2025	05/19/2025
195780627	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called to inform that did not received tips bonus commissions or overtime as it was marked in error. As per comment dated XX/XX/XXXX servicer called and issued clarifying comment from borrower that will be making payment in XX weeks. As per comment dated XX/XX/XXXX servicer advised borrower needed updated paystubs to complete the review. As per comment dated XX/XX/XXXX borrower called and was advised by servicer to continue to make any payments during the review. Borrower informed that will send a bill pay before the end of the month. As per comment dated XX/XX/XXXX borrower provided with clarifying comment. As per comment dated XX/XX/XXXX borrower confirmed completed package. As per comment dated XX/XX/XXXX borrower appealed the assistance review decision and requested loss mitigation assistance. Borrower requested information regarding the servicing agreements that are governing the account. As per comment dated XX/XX/XXXX borrower stated that had sent a request for a new escrow analysis to be completed. There was no additional contact, and the loan is performing. As per comment dated XX/XX/XXXX escrow dispute is reviewed and resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported.
							04/30/2025	05/17/2025
195792079	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to make a payment $X.XX. Agent offered loss mitigation option There was no additional contact and loan is current. On XX/XX/XXXX authorized third party called and discussed account details and scheduled payment. On XX/XX/XXXX authorized third party called and scheduled a payment for remaining escrow owed due to partial payment at the beginning of the month for $X.XX and made a $X.XX payment towards escrow. On XX/XX/XXXX  authorized third party regarding the payment. Agent informed the payment has been processed and it will not let me delete the payment for today. Further informed that, since they are making a short payment it may cause an escrow shortage. On XX/XX/XXXX authorized third party called and wanted to know if the account was current. On XX/XX/XXXX authorized third party called to make escrow payment of $X.XX and they are aware that the escrow shortage is at $ X.XX. Agent advised to pay more to escrow otherwise their payments are going to continue to increase. On XX/XX/XXXX the authorized third party called to split payments up on account. looking to get a better insurance carrier. On XX/XX/XXXX he authorized third party called for another insurance refunds follow up for making escrow payments. On XX/XX/XXXX borrower called and mentioned they have received refund from insurance and we can set up payment to the escrow and discussed payment change from escrow. On XX/XX/XXXX authorized third party called to setup an easy pay payment in the amount of $X.XX on XX/XX/XXXX. Agent informed that by just making the principal and interest payment it may cause an escrow shortage. On XX/XX/XXXX the authorized third party called and account discussed. Went over short payment and they said they have been paying just principle and interest and their dog attacked another dog and they had to pay large veterinary bill. They are planning to pay remainder of payment by end of month and will pay full contractual for XXX on time. On XX/XX/XXXX the authorized third party called and account discussed. On XX/XX/XXXX authorized third party called and agent advised that next payment is due on XX/XX/XXXX. On XX/XX/XXXX authorized third party called and did easypay.  On XX/XX/XXXX authorized third party called and promised to pay on  XX/XX/XXXX amount to pay $ X.XX. On XX/XX/XXXX authorized third party called in to make the remainder of his payment. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195764185	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and reported of experiencing a hardship and stated that repairs to the home and the cost of living is what causing hardship. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX borrower reported of repairs to the home. However no evidence of damage being repaired of claim check being endorsed or 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/09/2025
195959001	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and stated that their statement is reflecting more due. Servicer advised that the statement went out prior to making the payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/12/2025
195785603	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called to make a payment and informed that is not yet employed. As per comment dated XX/XX/XXXX servicer called to discuss forbearance plan with borrower. Borrower requested to add authorized third party to account. As per comment dated XX/XX/XXXX borrower stated to inform that missed a phone call from relationship manager as callback still needed. Servicer advised of the returned payment. Borrower informed that is unemployed and will call bank to follow up. As per comment dated XX/XX/XXXX borrower called in for the website. As per comment dated XX/XX/XXXX borrower stated that have not sent to Request for Mortgage Assistance yet and will be trying to do XXX. Servicer discussed loan status and advised the Request for Mortgage Assistance is needed or the amount to bring current. As per comment dated XX/XX/XXXX authorized third party called to mention that has the required documentation ready. As per comment dated XX/XX/XXXX borrower called in made payment of $X.XX. As per comment dated XX/XX/XXXX borrower advised that the account is due for this month and that will make the payment did not want to set up the payment. As per comment dated XX/XX/XXXX servicer called went over the account. As per comment dated XX/XX/XXXX servicer called to collect a payment and discuss topic tracker. As per comment dated XX/XX/XXXX borrower called in to make a payment. As per comment dated XX/XX/XXXX borrower stated can't make payment and unsure when it will make it. As per comment dated XX/XX/XXXX borrower stated that can't make payment and is unsure when will make it. As per comment dated XX/XX/XXXX borrower called to set up a payment. As per comment dated XX/XX/XXXX servicer called to discuss on account. As per comment dated XX/XX/XXXX borrower made partial payment. As per comment dated XX/XX/XXXX borrower called in reference to a letter which was received for Request for Mortgage Assistance but account I under review for deferral. As per comment dated XX/XX/XXXX pending deferral will wait to make a payment. As per comment dated XX/XX/XXXX borrower called to inform that deferral payment for XXX will paid until XXX. As per comment dated XX/XX/XXXX borrower will make a payment in the amount of $X.XX on XX/XX/XXXX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported. Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported.
							04/30/2025	05/12/2025
195759431	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called in to set up the XX payments. On XX/XX/XXXX borrower called in to make the payment on the account. On XX/XX/XXXX borrower called in to set up XX payments on the account and said that not interested in auto draft. On XX/XX/XXXX borrower called in regrading the payment. On XX/XX/XXXX borrower called in and said sent the insurance policy and enrolled in auto draft. On XX/XX/XXXX  borrower called in to verify the insurance  on file and discuss the auto draft. On XX/XX/XXXX borrower called to advise the call keeps dropping as trying to make payment. On XX/XX/XXXX borrower called regarding the insurance [policy lapse line was transferred to insurance department.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195759142	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the authorized third party called in went over escrow requested a pay off and wants a amortization account not eligible. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/17/2025
195777211	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX,borrower called in regarding that they were aware of lender placed insurance that was able to find was too much offered autopay. Borrower stated they gets rental income and unsure of dates to set up. On XX/XX/XXXX authorized 3rd party called in to discussed loan and stated all good they do not have any question loan. On XX/XX/XXXX agent called in borrower did not want to discuss the account. On XX/XX/XXXX authorized 3rd party called in and requested assistance with another account and stated they did not want to discuss another account. On XX/XX/XXXX authorized 3rd party did not call for this account. On XX/XX/XXXX authorized 3rd party called in about why payment change and agent advised its due to the escrow increase on taxes and insurance and have escrow shortage. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195777846	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to go over the account details per the update of the insurance per not having to keep the insurance. On XX/XX/XXXX the borrower called in to make a payment by XX/XX/XXXX and discussed about escrow. On XX/XX/XXXX the borrower called in to discuss about escrow and payment. On XX/XX/XXXX the borrower called in about payment information on the account. On XX/XX/XXXX the borrower called in about follow up on the account. on XX/XX/XXXX the borrower called in brought the account current. On XX/XX/XXXX the borrower called in stated will make a payment. On XX/XX/XXXX the borrower stated will make payment once funds will be by earn. On XX/XX/XXXX the borrower called in discussed about payment and advised of missing payment for XX/XXXX intend to find their insurance. Borrower discussed about repayment plan and loss mitigation declined. On XX/XX/XXXX the borrower called in for payment scheduled for XX/XX/XXXX will post for XX/XXXX payment once completed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195755588	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and make a payment in the amount of $X.XX on dated XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and promised to pay in the amount of $X.XX on dated XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and stated having bankruptcy processing issues. Servicer assist with this and provide proper information. Borrower was satisfied and had no further questions. Borrower scheduled a payment in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to make a payment for $X.XX. On XX/XX/XXXX, Borrower called in to make a voluntary payment in the amount of $X.XX for today. On XX/XX/XXXX, Borrower called in to make a payment around XX/XX or XX/XX.  They received a social security check on the XX of the month. On XX/XX/XXXX, Borrower called in and stated there was no change in contact information. Best time to call anytime. On XX/XX/XXXX, Borrower called in regarding the correction in print date. Servicer advised the correction has done on the account. On XX/XX/XXXX, Borrower called in regarding the insurance claim. On XX/XX/XXXX, Borrower called in and report a new claim due to XXX damage on XX/XX/XXXX. They received claim check in the amount of $X.XX and $X.XX approx. On XX/XX/XXXX, Borrower called in to inquire about the claim next steps. Servicer advised they will receive and processing. On XX/XX/XXXX, Borrower called in regarding the claim next steps for E and R non- monitored claim. Servicer advised that it take 7-8 business working days for posting both checks. On XX/XX/XXXX, Borrower called in and seeking assistance with check status. They submitted two claim checks for $X.XX and $X.XX via mobile deposit. Both claim checks are pending. On XX/XX/XXXX, Borrower called in to inquire about home equity line of credit. The agent informed them that XXX does not offer home equity line of credit. Borrower confirmed that they received the information that needed and was satisfied with the call. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments on XX/XX/XXXX indicates Borrower filed a claim for XXX damage on dated XX/XX/XXXX. On XX/XX/XXXX indicates claim was classified as non- monitored and received a claim check in the amount of $X.XX and $X.XX approx. On XX/XX/XXXX indicates claim check was received in the amount of $X.XX and $X.XX via mobile deposit. Both claim checks are pending. On XX/XX/XXXX indicates claim was auto reviewed and it was closed. There is no evidence repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/29/2025
195768349	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called and account was discussed. On XX/XX/XXXX borrower promise to make payment on XX/XX/XXXX in the amount of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195780637	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported. There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							04/30/2025	04/17/2025
195757269	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Servicer called to borrower and advised about the late fees and change the due date that they need to pay the interest for the date change. Borrower advised they get social security income check on the XX of each month. They declined to set up a payment. On XX/XX/XXXX, Servicer called in and spoke with borrower they stated can't pay until the end of the month. They get the check on XX of the month. On XX/XX/XXXX, Borrower called in make a payment in the amount of $X.XX for dated XX/XX/XXXX.  On XX/XX/XXXX, Borrower called in and requested to change the payment date to the XX and paid interest in the amount of $X.XX on dated XX/XX/XXXX. On XX/XX/XXXX, Servicer called in and borrower stated they will make a payment on XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and make a payment in the amount of $X.XX on dated XX/XX/XXXX and requested for due date change. On XX/XX/XXXX, Servicer called in and borrower stated they will make a payment on next week. Borrower stated that they are on fix income. Servicer offered them loss mitigation options, but borrower denied it. On XX/XX/XXXX, Borrower called in and promise to pay in the amount of $X.XX on dated XX/XX/XXXX. On XX/XX/XXXX, Servicer called in and borrower declined to set up a payment. On XX/XX/XXXX, Servicer called to borrower, and they advised that the rate increase. On XX/XX/XXXX, Borrower called in and inquired about the insurance policy details. Borrower advised have obtained a new insurance form XXX and agent has sent the correspondence to pay out. They stated insurance company has advised of cancellation due to no payment and call was transferred to insurance department. On XX/XX/XXXX, Servicer called to be slowed, and they stated their job will be slowed down a little bit due to the storm and due to less work, they receive his social security benefits. Borrower stated they are divorces and their spouse has been nothing to do with the property and signed the property over to them. Borrower stated they will call to make a payment in next week. On XX/XX/XXXX, Servicer called in and borrower stated they will call back once they have the funds to make a payment. They aware full payments are due and also known about the auto payment. On XX/XX/XXXX, Borrower called in and plans to make a payment later this month. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	04/29/2025
195778025	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/28/2025
195756301	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in wanting to know why payments have gone up and there is two escrow so close to each other. Borrower needed a help with getting on the application and made a payment. There was no additional contact, and the loan is in delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/12/2025
195992832	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called in regarding fees on account. As per comment dated XX/XX/XXXX borrower called to pay for XXX and corrected the automated clearing house was upset of the late fees and non sufficient funds was not able to waive because borrower already had the max waived. As per comment dated XX/XX/XXXX servicer informed of new payment amount after the latest escrow analysis. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/22/2025
195788557	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding check endorsement and agent provided information on endorsement. On XX/XX/XXXX borrower called in for the claims address for a check endorsement. Borrower will claim and they will pay next week and declined assistance. On XX/XX/XXXX borrower called in to speak with loss draft department they wanted to see if the claim check has been released. Agent advised draw request is cancelled as pending approval and need corporate approval issue as check amount is greater than $X.XX to borrower only. On XX/XX/XXXX borrower called to follow up on hazard claim check and requested to hazard insurance claim department. On XX/XX/XXXX borrower called in to speak with the insurance claim department  regarding system issues and call was disconnected before anything was discussed. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX borrower called in regarding check endorsement and agent provided information on endorsement. On XX/XX/XXXX borrower called in for the claims address for a check endorsement. Borrower will claim and they will pay next week and declined assistance. On XX/XX/XXXX borrower called in to speak with loss draft department they wanted to see if the claim check has been released. Agent advised draw request is cancelled as pending approval and need corporate approval issue as check amount is greater than $X.XX to borrower only. On XX/XX/XXXX borrower called to follow up on hazard claim check and requested to hazard insurance claim department. On XX/XX/XXXX borrower called in to speak with the insurance claim department  regarding system issues and call was disconnected before anything was discussed. There is no evidence of 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195760202	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called about the account status, agent advised modification in XXXX and XXXX and amount deferred and provided unpaid principal balance as request. On XX/XX/XXXX agent called borrower about account status, borrower refused to set up payment. On XX/XX/XXXX agent called borrower about account status, borrower confirmed payment will be sent online XX/XX for $X.XX. On XX/XX/XXXX agent called borrower about account status, borrower promise to pay. On XX/XX/XXXX agent called borrower about the account status, borrower promise to pay in the amount of $X.XX. On XX/XX/XXXX borrower called about the account status, submitted payment in the amount of $X.XX. On XX/XX/XXXX agent called borrower account status, borrower promise to pay in the amount of  $X.XX by XX/XX/XXXX. On XX/XX/XXXX agent called to schedule payment for XX/XX/XXXX and borrower promise to pay in the amount of $X.XX by XX/XX/XXXX. On XX/XX/XXXX agent called about payment information, borrower states will by online at end of the month. On XX/XX/XXXX agent called about process payment and waive late fees one time courtesy. On XX/XX/XXXX agent called about the schedule a payment, agent educate borrower on late fees. On XX/XX/XXXX agent called borrower and advised about the total amount due. On XX/XX/XXXX agent called borrower to discuss a past due payment of $X.XX which included a late fee of $X.XX. On XX/XX/XXXX agent called borrower about the account status, advised about the workout options. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195789892	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in wanting to speak with XXX. On dated XX/XX/XXXX, customer called in to discuss program status. Discussed documents needed for review. Customer asked to have package resent. On dated XX/XX/XXXX, customer wanted to make a payment in the amount of $X.XX. On dated XX/XX/XXXX, customer called in and servicer discuss the payment history. On dated XX/XX/XXXX, customer stated about claim filed. Advised not able to any claim or any correspondence with insurance.  There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported. Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/14/2025
195774343	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX indicates borrower called in to have account escrowed for taxes and borrower advised their family member had passed. On XX/XX/XXXX indicates borrower called to confirm their new payment and borrower retired from the navy. Agent opened SCRA review. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195760533	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX  authorized third party called to make sure payment went through and set up the auto draft. On XX/XX/XXXX  authorized third party called and said had issue wilt the bank and need more time to make payment and mentioned as extended problems bank issues. On XX/XX/XXXX borrower called in confirm payments are set up. On XX/XX/XXXX borrower called in to make the payment .On XX/XX/XXXX  authorized third party called in wanting details on the payment plan. On XX/XX/XXXX  authorized third party called to see if payment was pending and advised it was. On XX/XX/XXXX authorized party called in made the payment to cure the month of XXX and cancelled the auto draft. On XX/XX/XXXX authorized party called in to check the stats of the account. On XX/XX/XXXX authorized third party called created to refund duplicate payment . On XX/XX/XXXX called to check about refund request and was advised to allow time to appear in bank account. On XX/XX/XXXX authorized third party called to see why the refund check mailed out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/07/2025
195767721	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX call servicer discusses the bankruptcy status with borrower and reset the password. On XX/XX/XXXX call borrower stated that the they have made the payment they have setup the $X.XX payment also stated that they will call back on XX/XX to make the remaining balance. Servicer provide the verbal offer of feme and loss mitigation assistance however borrower decline everything. On XX/XX/XXXX borrower says that they are unable to speak right now. On XX/XX/XXXX borrower called in and stated that they were on forbearance plan. Servicer advice the forbearance was close due to not receiving hardship letter. Borrower confirmed they will send the hardship letter next week and made the payment for the amount of $X.XX. On XX/XX/XXXX borrower called in and stated that they just sent the payment and will be sending another one to next week. Servicer went over the mortgage assistance. On XX/XX/XXXX Servicer went over the documents which need to send Borrower stated they need the mortgage assistance to complete. Servicer inform the documents was not mailed to put the request for mortgage assistance. On XX/XX/XXXX borrower stated they will call back to follow up with the payment. On XX/XX/XXXX borrower stated they will call back to follow up with the payment. On XX/XX/XXXX Borrower called in stated couldn't discuss the account right now and inform the servicer to call back one's borrower has time to discuss the account. On XX/XX/XXXX Borrower stated they will call back and take care of account. On XX/XX/XXXX Borrower called and servicer ask for the payment and borrower stated that the account was handle by family member and they will call us back. On XX/XX/XXXX Borrower declined the assistance and inform the servicer that they will send the payment tomorrow. Unable to confirm the amount. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX.No Damages were reported.
							04/30/2025	05/14/2025
195784712	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX payment scheduled for XX/XX/XXXX and XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer called scheduled XXX payment with addition $X.XX for the XX/XX and XXX for $X.XX. Borrower also scheduled for XX payments with $X.XX extra to go into suspension. Also discussed a past due mortgage payment. Borrower explained that had fallen behind due to hospitalization and illness. Servicer explained that the borrower could make extra payments on their own to catch up on the past due amount. As per comment dated XX/XX/XXXX borrower called to discuss a payment issue and had a payment arrangement in the place. Borrower wanted to schedule another payment for XXX. Servicer confirmed that only XX payments could be scheduled at a time and scheduled the payments for XX/XX for $X.XX. As per comment dated XX/XX/XXXX servicer advised borrower to contact bank and get account activity for last 10 days. As per comment dated XX/XX/XXXX borrower called to inquire about their payment activity and requested to speak with an agent to get information about their recent payments, payment history and pending payments. As per comment dated XX/XX/XXXX borrower called to inquire about an over payment on loan account. Borrower was concerned that XXX had been taking payments out of account without authorization. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX date of loss is noted as XX/XX/XXXX due to storm. Borrower informed that is trying to find a contractor that can do the repairs and will inform once repair begin. As per comment dated XX/XX/XXXX attached copy of the updated contractor estimate for work to be done in regards to original storm damage claim. As per comment dated XX/XX/XXXX borrower verified property address, loan number, last 4 digit of social security number and contact information called in regards to the letter that was sent for the update on repairs. Borrower informed that is waiting to purchase materials to begin work. Borrower requires to continue releasing funds at a minimum of 20% completed. As per comment dated XX/XX/XXXX borrower called for next steps or claim status for XXX damage.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195768287	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	05/12/2025
195756662	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in made a payment in the amount of $X.XX. On XX/XX/XXXX borrower called in as wanted to schedule a payment. Advised to borrower call has to be recorded as borrower does not provided the consent for recording. Borrower also informed that borrower is trying to get his insurance. On XX/XX/XXXX servicer called to borrower and advised of payment for XX/XX/XXXX. Borrower scheduled the payment for XX/XX/XXXX. On XX/XX/XXXX borrower called in to check if servicer process the payment. Advised to borrower that the funds has to be remain in the account until the check clears. On XX/XX/XXXX borrower called in and scheduled the payment for XX/XXXX. Advised to borrower auto payment and grace period dates to keep getting the late fee. Borrower also asked for paying on principal in the future. Borrower will try to lower taxes and insurance and will be asking for new analysis of payment by XX/XX/XXXX. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX borrower called in and advised borrower had to go work to cure the amount $X.XX. Agent unable to ask for assistance. On XX/XX/XXXX borrower called in and discussed the account. Reason for default was non-sufficient funds. On XX/XX/XXXX borrower called in and ask about the payments and wanted to know why the payment went up. Borrower also declined the assistance. Borrower also paid $X.XX towards principal only. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/18/2025
195761827	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX authorized third party called made a payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/29/2025
195765396	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and stated received a letter from insurance company stating the carrier policy will be cancelled today due to non-payment. On XX/XX/XXXX, Authorized third party called in for pay history request. They were sent 3 documents related to pay history request. Servicer advised it will take about 5 business days to be reviewed by our team, and we will send you another communication to let you know if we need anything else related to these documents. Borrower declined recording. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/14/2025
195789255	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower made payment of $X.XX. As per comment dated XX/XX/XXXX borrower will make payment on the interactive voice response. As per comment dated XX/XX/XXXX borrower called does not consent to having the phone call that was recorded. Borrower confirmed the XX/XXXX payment that has been received. Also discussed the late fee balance on the account and borrower will be paying the late fees. As per the comment dated XX/XX/XXXX servicer helped borrower to log in to website. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/09/2025
195756695	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to advise that was trying to make payment on line and got locked out of account. The borrower called on XX/XX/XXXX to make another payment and discussed other topic trackers. The borrower called on XX/XX/XXXX with regards to the assistance on website to make payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/11/2025
195772109	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/29/2025
195864393	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding escrow shortage. On XX/XX/XXXX the borrower called in regarding debit payments and cancel automated clearance house then found out and do not take debit payment. On XX/XX/XXXX borrower called in regarding principal balance and term of XXX. There was no additional contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/08/2025
195776162	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, servicer called in and stated lives in the property and updated financial. Borrower stated not able to make one or half payment and make a little over payment amount. On XX/XX/XXXX, borrower called in for missing documents. Servicer spoke with borrower regarding insurance claim check. Borrower will get the document. On XX/XX/XXXX, borrower called in to get the next step related to damage. Servicer advised of fax number. There was no additional contact, and the loan is delinquent. Comment dated XX/XX/XXXX indicates there was a damage on XX/XX/XXXX. Claim check was received for $X.XX. Comment dated XX/XX/XXXX indicates final drawn was released upon 100% inspection completed. Thereafter no evidence related to damage.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/25/2025
195885486	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in account discussed and to follow up on the claim check being returned. On XX/XX/XXXX borrower called in to confirm payment received advise pending. On XX/XX/XXXX borrower called in account discussed queried fee. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX damage identified by water. On XX/XX/XXXX called in to follow up on the claim check. There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/09/2025
195775109	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing. The property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/02/2025
195777726	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in regarding escrow payment which was made to get the lower payment and also discussed increase in property taxes as well.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/17/2025
195761520	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower and borrower advised unable to make XXX payment due to XXX damage. On XX/XX/XXXX servicer called the borrower and borrower stated trying to get XXX, but XXX is not working. Borrower stated was denied assistance by XXX after a XXX, so servicer offered verbal plan. On XX/XX/XXXX borrower called in to make a payment and advised unable to determine when XXX month payment will be made. On XX/XX/XXXX borrower called in to schedule a payment and discuss loss mitigation options. On XX/XX/XXXX borrower called in to request loan modification as borrower is not able to afford monthly mortgage payment due to escrow shortage. On XX/XX/XXXX servicer called the borrower to discuss loss mitigation options and monthly mortgage payment, and borrower advised will make payment the next day. Servicer informed about increase in taxes and advised borrower to contact their county and also offered short term repayment plan. On XX/XX/XXXX borrower called in to check insurance policy premium amount. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicates property is in a XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/12/2025
195768330	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to discuss account and  for billing statement to be faxed. On XX/XX/XXXX, borrower called in to setup a payment. On XX/XX/XXXX, borrower called in to discussed the account and needed 1098. Borrower got an email of identification code twice but they did not try to login online and borrower feels someone is hacking into their online account or trying to after hold. borrower stopped responding and disconnected the call. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/30/2025
195778781	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called and mentioned that the borrower is waiting for a check for the claim. They said they will call loss draft on Monday. A new check need to issued for $ X.XX. On XX/XX/XXXX authorized third party called discussed ins check transferred to loss draft. On XX/XX/XXXX authorized third party called and refused to discuss account just demanded to speak with Loss Draft so the agent transferred the call. On XX/XX/XXXX authorized third party called and asked about loss draft check to be issued and provided loss draft  contact number and hours of operations. On XX/XX/XXXX authorized third party called in reference to the W9 form. Agent transferred to the loss draft department. On XX/XX/XXXX Successor in interest called with XXX from XXX and wanted to speak with insurance department about a check. On XX/XX/XXXX authorized third party called to inquire about doing a partial payment for this month. Agent advised they can but it's not encouraged. Agent advised they needed extra cash flow this month. Furthermore they have not updates on the Successor in interest review. They inquired who's name the insurance claim checks were issued under. Transferred the call to the insurance claim check department.  Loss draft department mentioned their is an additional draw that is a pending request to be made payable to borrower for only $X.XX which has not yet been sent and is expected to be completed by the end of this month. On XX/XX/XXXX authorized third party called and discussed the account and agent transferred the call to loss draft department.  On XX/XX/XXXX  authorized third party called and want to just make a payment, but different amount without escrow and wanted to delete after the payment was pending for $X.XX ID XXX and then make a new payment of $X.XX. Agent transferred the call to loss draft department for further information. On XX/XX/XXXX authorized third party called to make a monthly payment. Advised of escrow shortage being $X.XX. On XX/XX/XXXX authorized third party called in to return the call and informed that they do not have enough funds and also is going through some health issues and will start the repairs when they are able to do it.  On XX/XX/XXXX authorized third party called and mentioned they are having health issues currently and not able to do any repairs at this time. On XX/XX/XXXX Successor in Interest called and mentioned they don’t want to become the successor in interest on the account. On XX/XX/XXXX borrower called to cancel the ACH. On XX/XX/XXXX borrower called and made a payment for XXX and had some questions about escrow shortage. On XX/XX/XXXX authorized third party called and made a payment for oct, had some questions about escrow shortage. On XX/XX/XXXX borrower called and went over hazard claims not finish with repairs due to health issues. On XX/XX/XXXX authorized third party called and said they need renovations on the acct and they are not in better condition health wise. They said that they did some plumbing and tore the shed down and other things have to be done, timing is not good for them right now. On XX/XX/XXXX authorized third party called to return a missed call, and the repairs are on hold because they are ill. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX the borrower is waiting for the check from insurance company since there was XXX damage. On XX/XX/XXXX the check # XXX, Check Date: XX/XX/XXXX and check total: $X.XX was received and posted for hazard claim. On XX/XX/XXXX the check # XXX, Check Date: XX/XX/XXXX, check Total: $X.XX was received for hazard claim. The borrower informed the hazard claims not finish with repairs due to health issues.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: As per the comment dated XX/XX/XXXX the property is located in a disaster area designated by XXX. XXX disaster number (XXX) declared on XX/XX/XXXX for XXX.
							04/30/2025	05/02/2025
195762786	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Borrower called and wanted to know if borrower sent wire if it would be less advised no sheds paying interest from last month. Borrower needs information to wire funds of payoff. Borrower stated will call to get wire information, Borrower is the one buying the property.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated on XX/XX/XXXX. This property is located in a disaster area designated by XXX, XXX declared on XX/XX/XXXX.
							04/30/2025	05/17/2025
195791462	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to request ezpay to taking today and agent advised automatic to ezpay On XX/XX/XXXX, borrower called in to make payment and discuss why payment has not been drafted yet . Agent advise payment was return due to insufficient funds. Agent advised borrower there is payment scheduled for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, borrower called in to discuss the account and agent informed about late charges. Borrower decided to cancel ezpay and setup autopay to safe $X.XX fee. On XX/XX/XXXX, borrower called in regarding to discuss the account. On XX/XX/XXXX, borrower called in regarding payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, property is located in XXX disaster area due to XXX on XX/XX/XXXX. No damages reported.
							04/30/2025	04/14/2025
195767944	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called regarding account information and agent explained the account was not set up. Agent helped to set up the account and authorized third party informed they will make the payment soon.  On XX/XX/XXXX servicer called authorized third party regarding account discussion. Authorized third party requested of the payee code is set up. Agent informed the request cannot be honored due to no available over age funds. On XX/XX/XXXX the authorized third party called regarding for the account information, agent helped to schedule a payment for XX/XX/XXXX, $X.XX.  On XX/XX/XXXX the authorized third party came to change the payment date. Agent changed the date of payment as per request. On XX/XX/XXXX servicer called the authorized third party regarding the payment and got the information they won’t be making payment tomorrow. Agent further offered loss mitigation options, but authorized third party declined it. On XX/XX/XXXX servicer called the authorized third party regarding the payment and got the information that they will make the payment once snow stops. On XX/XX/XXXX servicer called the authorized third party regarding the payment and set up XX payment for the month of XXX. Agent offered loss mitigation options and authorized third party declined the Repayment plan. On XX/XX/XXXX the servicer called the authorized third party and got the information they will make the payment soon and bring the account current and declined the repayment plan. On XX/XX/XXXX the servicer called the authorized third party and got the information that they don’t want to schedule a payment now and will be calling on XXX to make the payment. Authorized third party again declined the repayment plan. On XX/XX/XXXX the authorized third party called and made a payment for XXX and mentioned they will make payment for XXX on XXX. On XX/XX/XXXX the authorized third party called and informed they will pay one payment today and then they will pay XXX in XXX. On XX/XX/XXXX the servicer called the authorized third party and mentioned that they will make the XXX payment in the second week of XXX. On XX/XX/XXXX the servicer called the authorized third party and got the information that they Intend to make payment on XX/XX. On XX/XX/XXXX he servicer called the authorized third party and got the information that they will make payment by XXX.  There was no additional contact and the loan is in foreclosure  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: As per the comment dated XX/XX/XXXX the property is located in a disaster area designated by XXX. XXX disaster number (XXX) declared on XX/XX/XXXX for XXX. No damage found as per the comments.
							04/30/2025	05/20/2025
195790049	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorised third party called in to discuss the insurance payout the check was endorsed and it has taken 60 days to received the money also borrower sent the regular payment for XX/XX. On XX/XX/XXXX authorised third party called in to about the claim check that was applied towards principal and XX months payments was done. On XX/XX/XXXX authorised third party called in to and stated mailed the payment about XX days ago. Servicer advice the payment has not been received. authorised third party requested to speak with loss draft department in regards of claim check which borrower was sent for endorsement. and call was transferred. On XX/XX/XXXX authorised third party called in to regards to escrow analysis and Borrower stated that they have send the claim check for endorsement and wanted the more information. On XX/XX/XXXX authorised third party called in regards of escrow and the payment amount servicer advice and confirm the amount of $X.XX also inform the account is current and due for XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated XX/XX/XXXX borrower send the claim check for endorsement. comment dated XX/XX/XXXX servicer inform that the claim check was not received and speak with loss draft department regarding claim check. However, there is no evidence of claim check was endorsed and released and no evidence of 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in FEMA disaster area due to XXX with disaster declared on XX/XX/XXXX.No Damages were reported.
							04/30/2025	05/12/2025
195771380	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to inquire why payment is changed  and representative advised due to no longer having to pay the shortage on the account. On XX/XX/XXXX borrower called to get 1098 and representative assisted. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX. XXX declared on XX/XX/XXXX.  No damages reported.
							04/30/2025	04/16/2025
195761420	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in account was discussed. On XX/XX/XXXX, the borrower called in and wanted to know why servicer drafted XX payments. Advised it was made on the website. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/17/2025
195780415	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called in and scheduled XX payments on the account. On XX/XX/XXXX borrower called in to pay new insurance and was advised that the old insurance need to send refund back to put in back in escrow as borrower said will check with old insurance for refund. On XX/XX/XXXX borrower called to inquire  insurance advised that insurance documents received. On XX/XX/XXXX borrower called in as got the documents about insurance advised it was new insurance document and paid it informed about grace period a will deposit later.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/30/2025
195790618	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding payment. Advised to borrower regard to increased payment. On XX/XX/XXXX borrower called in regarding escrow analysis and new payment effective date XX/XX/XXXX. Also, went over the documents. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported. Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported. Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/14/2025
195769312	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding taxes being returned to the account. Advised that exempt through Homestead. Same authorized third party called in to see if received document which was upload. Advised received documents. On XX/XX/XXXX authorized third party called set up a payment. On XX/XX/XXXX  authorized third party called to get taxes refund. On XX/XX/XXXX borrower called in scheduled a XXX payment.  On XX/XX/XXXX borrower called in to delete the ezpay, stated that check tomorrow will not be enough said that will call back tomorrow. Asked needed mortgage assistance borrower stated no. Will getting paid during summer months and trying to stetch check until shccol startup. On XX/XX/XXXX borrower called in scheduled a payment. Borrower is trying to get insurance. Comment dated XX/XX/XXXX indicates borrower agreed to ezpays. On XX/XX/XXXX borrower called in to change pending payment to another date. On XX/XX/XXXX  authorized third party called in stated not been able to find insurance since XXX. Reset password for website. On XX/XX/XXXX borrower called in process XX partial payments however during the call experiencing very bad audio clarity and advised transferring to reach another representative to help. Same day borrower called made XX payment. Borrower wanted to pay principal and interest today and escrow on the XX. On XX/XX/XXXX authorized third party called in to change amount from $X.XX to $X.XX. On XX/XX/XXXX authorized third party called scheduled XXX payment and went over escrow shortgage. On XX/XX/XXXX borrower called in discussed pending payment updated ezpay due to borrower one not being paid. Offered retention. Borrower decline discussed escrow deficit. On XX/XX/XXXX borrower called in regarding  past due amount and the payment made on the account. Advise since account is caught up. Until they received their paycheck first and then figure out the amounts will be calling in XX/XX to make the payment for XXX. On XX/XX/XXXX borrower called needed assistance signing into website, and stated looking for an insurance company. On XX/XX/XXXX borrower called in discuss the payment. Scheduled a payment for $X.XX dated XX/XX/XXXX. Scheduled a payment for $X.XX dated XX/XX/XXXX additional escrow. Advised about lender placed insurance. On XX/XX/XXXX borrower called in set up payment in XX dates. Advised of the amount due the shortage on escrow. Borrower advised will catch it up by own. There was no additional contact, and the loan is in performing status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, the property is located in a disaster area designated by XXX. XXX declared on XX/XX/XXXX.
							04/30/2025	05/19/2025
195771563	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to change the payment amount from $X.XX to $X.XX. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX borrower called in and payment was posted. Borrower denied assistance and servicer went over with payment history. Borrower stated will email over the proof of the payment. On XX/XX/XXXX borrower called in and discussed the account. On XX/XX/XXXX, borrower called in and stated account should not be XX months behind. Servicer will be sending paper work to verify. On XX/XX/XXXX, borrower called in regarding the missing payment. Servicer advised of reversed payment in XX/XXXX and XX/XXXX. Borrower stated will call back later. Borrower stated about missing payment of XX/XX/XXXX however as per payment history payment was made. On XX/XX/XXXX, servicer called in and advised the borrower on prior dispute note and authorized party about the initial reversal of the payment on XX/XX/XXXX which cause account to be past due. Advised borrower not showing a payment. Servicer advised status workout option eligible repayment plan, deferral and trial modification. Borrower stated will make payment tomorrow. On XX/XX/XXXX, account was discussed. On XX/XX/XXXX, borrower will send payment via mail. On XX/XX/XXXX, payment was sent out a couple days ago. Servicer advised about two more days to process the payment. On XX/XX/XXXX, borrower called in to make payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/17/2025
195764195	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment on the XX. On XX/XX/XXXX the borrower will retain the property offer voluntary payment and providing options. On XX/XX/XXXX the borrower called n to make a payment and processed the payment in the amount of $X.XX. On XX/XX/XXXX the borrower called to make payment for $X.XX using account XXX. On XX/XX/XXXX the borrower called in to make a payment and processed via speed pay. On XX/XX/XXXX the borrower was called regarding a account. On XX/XX/XXXX the borrower called in to make payment and connection dropped while submitting transaction agent attempted provided the confirmation. On XX/XX/XXXX the borrower called in to confirm to retaining the property and will continue to make the payments. On XX/XX/XXXX the borrower called in to make a payment and processed the amount of $X.XX provided workout options. On XX/XX/XXXX the borrower confirmed will keep property and continue to make voluntary payments and make a payment before the XX/XX. On XX/XX/XXXX the borrower called and made a payment via speed pay and payment scheduled for XX/XX/XXXX. On XX/XX/XXXX the borrower called in scheduled a payment. The borrower called to make a payment on their mortgage loan. The agent confirmed that the borrower loan was discharged in a prior bankruptcy proceeding and the payment  was past due. On XX/XX/XXXX the borrower called in issue with payment and processed the payment in the amount of $X.XX. On XX/XX/XXXX the borrower called in to make a payment of $X.XX. The agent initially had trouble processing the payment due to system error. The borrower was then transferred another agent who successfully processed the payment. The agent explained the reason for the shortage which was due to an increase in homeowners insurance. The borrower expressed concerned about the high insurance cost and the agent suggested contacting the insurance agent to explore cheaper options. On XX/XX/XXXX the borrower called in to make a payment of $X.XX. The agent confirmed the payment amount and the bank account ending in XXX. The payment was successfully processed and miracle was informed that it would take 1 to 3 business days to reflect in the bank account. The agent also emailed a confirmation to miracles email address. The agent provided a number of credit counseling and asked if XXX had any other concerns. XXX said they were good and thanked the agent. On XX/XX/XXXX the borrower called to schedule a XXX and XXX payments. The agent confirmed the borrower retentions to keep the property and permissions to discuss payments. The borrower wanted to make a single payment for both months and agent scheduled a payment for XX/XX.The payment was confirmed and the borrower was satisfied with the service. There was no additional contact, and the loan is in delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/29/2025
195761434	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/24/2025
195763214	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called spoke about espy is pending.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated on XX/XX/XXXX. This property is located in a disaster area designated by XXX on XX/XX/XXXX.
							04/30/2025	05/19/2025
195789266	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called and said will do internet payment by XX/XX/XXXX for the $X.XX. On XX/XX/XXXX borrower said will be making the payment before late fee cut off online. On XX/XX/XXXX stated will make payment on line today and unlock account. On XX/XX/XXXX called to verify status of account and  confirmed XXX payment received and  went over $X.XX other fees and  still had to charge the ezpay fee. On XX/XX/XXXX borrower called in needing help to log in to the website and make a payment. On XX/XX/XXXX borrower said we are wasting his time and hung up. On XX/XX/XXXX borrower called to  get copy of declaration page. On XX/XX/XXXX borrower has questions about claim. On XX/XX/XXXX borrower advised not a good time. On XX/XX/XXXX borrower advised a pending payment dated for today. on XX/XX/XXXX stated will make payment end of month. On XX/XX/XXXX borrower needed assistance with getting onto website. On XX/XX/XXXX borrower called called for assistance with login. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicate that there were damages to the property and opened a claim for damages and  borrower had question regarding the claim  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicate this property is located in a disaster area designated by XXX on XX/XX/XXXX.
							04/30/2025	05/01/2025
195784219	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Agent informed borrower that XXX is not lender. On XX/XX/XXXX, borrower called in to discuss account and agreed to verbal plan. On XX/XX/XXXX, borrower called in for payment methods. On XX/XX/XXXX , borrower called in regarding repayment plan was setup from XXX through XXX in the amount of $X.XX. There was no additional contact, and the loan is delinquent.
Credit dispute comments: On XX/XX/XXXX, a written credit bureau dispute was received. On XX/XX/XXXX indicates updated information due to E-Oscar. On XX/XX/XXXX indicates credit dispute item was reviewed and resolved. On XX/XX/XXXX indicates dispute resolution letter was sent. On XX/XX/XXXX indicates the dispute was resolved as the servicer confirmed the credit reporting was accurate as of the date the report occurred. There was no further mention about the dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/05/2025
195841885	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received [2] Current Status - Delinquent [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, authorized third party called and stated has insurance and sent over the policy. Servicer gave insurance email to send the policy. On XX/XX/XXXX, servicer called in and borrower wanted to confirm funds. Servicer advised cannot release the information. On XX/XX/XXXX, borrower called in and sent in payment for $X.XX and servicer researching to see if payment can be tracked and payment was tracked. Successor review is opened and need to submit the document. On XX/XX/XXXX, account was discussed and advised as requested $X.XX reversed funds reapplied to the loan. On XX/XX/XXXX, borrower called in to know what happen to the $X.XX and servicer sent in reinstatement while reviewing account. On XX/XX/XXXX, borrower called in and stated borrower already made the payment and servicer advised the payment of $X.XX went to the principal and advise still owed the payment of $X.XX. Servicer advised to make payment before XX/XX/XXXX. Stated due to account was in foreclosure status going to try to get the funds to servicer before the date. On XX/XX/XXXX borrower called for status of the account. On XX/XX/XXXX, servicer called in and advised of overpaid and XXX payment should already been paid. Servicer put the request to review the payment application. There was no additional contact, and the loan is delinquent.
Dispute Comment: Comment dated XX/XX/XXXX indicates credit dispute was raised and credit bureau correction was completed. Comment dated XX/XX/XXXX indicates E-Oscar review was completed and dispute was resolved.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area XXX with disaster declared on XX/XX/XXXX. No Damages were reported. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/12/2025
195773897	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX borrower Wanted to confirm the next due date and requested a payoff and There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195791676	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period. Comments on XX/XX/XXXX the property was in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damage reported.
							04/30/2025	05/08/2025
195758413	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower was called and borrower was abusive and hung up. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/14/2025
195767810	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called to check what will be the payment amount for the month of XXX and said the payment will be made on time. On XX/XX/XXXX Borrower called to make payment.  On comment dated XX/XX/XXXX Borrower called in to make payment via interactive voice response system but system was not accepting the routing information customer transferred to interactive voice response system while on the line. On XX/XX/XXXX borrower called because, Borrower has accepted the verbal plan for XX months option and the payment is set up to be automatically taken out on the XX of each month. On XX/XX/XXXX Borrower called in and went over automated clearing house information and discussed about repayment plan Borrower promised to pay. On XX/XX/XXXX Borrower called in and state will not able to make the repayment plan amount and requested for cancellation of automated clearing house, borrower also stated will make regular monthly payments. Servicer did that and advised the borrower that repayment plan may be cancelled. On XX/XX/XXXX borrower called in to schedule payment. On XX/XX/XXXX borrower advised that trying to stay afloat with escrow and monthly payments and also denied the workout option and discussed about the payment change. On XX/XX/XXXX Servicer called regarding retention. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195780868	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to discuss the account. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/08/2025
195775486	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in made payment for XXX. On XX/XX/XXXX borrower called in to make a payment and discussed documents needed. On XX/XX/XXXX advised system issues screen went black had to restart discussed missing documents and provided cure amount. On XX/XX/XXXX called in and discussed missing documents. On XX/XX/XXXX borrower called in requested reinstatement quote and advise of document packet needed. On XX/XX/XXXX borrower said will send via bank wire on XX/XX/XXXX for amount of $X.XX and send the mortgage assistance application again. On XX/XX/XXXX borrower called in regards to discuss the increase in the monthly payments on the account advise of escrow analysis. Borrower not impacted by XXX and decided to keep assistance open. On XX/XX/XXXX called in to request a refund on double payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/14/2025
195780050	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in and informed found a new contractor and will be starting demolition. On XX/XX/XXXX borrower called in to discuss the escrow as property is burnt down and filed a claim and the city is making borrower rebuild the house but wont let to do just repairs. On XX/XX/XXXX borrower called in to get loss draft department information. On XX/XX/XXXX borrower called in to speak with loss draft department and confirmed is working on repairs and need funds. On XX/XX/XXXX authorized party called in to speak with claims department in regards to speak about lender placed insurance. On XX/XX/XXXX borrower called in regards insurance. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower reported damage to the property due to XXX and open a hazard claim. However no evidence of claim being closed or damage being repaired or 100% inspection done.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to  XXX  declared on XX/XX/XXXX.
							04/30/2025	05/09/2025
195781579	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/14/2025
195789857	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Current Status - Delinquent [2] Property is located in a XXX disaster area.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower was called and borrower stated they were impacted by XXX and had some damages. Borrower also informed they was out of work for few days and they are aware of process and documents needed. On XX/XX/XXXX borrower informed other borrower takes care of the account and they are now divorced. On XX/XX/XXXX borrower 1 called to inform they will make the XXX payment by the end of month. On XX/XX/XXXX borrower was called regarding the payment and borrower stated they are not living in the house. Borrower declined assistance and payment set up and stated they will call back.  There was no additional contact, and the loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comments dated XX/XX/XXXX property damage due to XXX is reported in file and no evidence of claim filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX on XX/XX/XXXX. Damages reported in file. This property is located in a disaster area designated by XXX declared on XX/XX/XXXX. Damages reported in file. This property is located in a disaster area designated by XXX declared on XX/XX/XXXX. Damages reported in file.
							04/30/2025	05/13/2025
195762339	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to have the account unlocked and password reset, said will make the payment online. On XX/XX/XXXX the borrower was called and stated that will make the payment and not to call her again. The borrower called on XX/XX/XXXX with regards to the Escrow Analysis Completed and the repayment plan, said was told that after the repayment the payment will go down, servicer advised if requested for a new escrow analysis, escrow is still short and payment would go down to Total Monthly Contractual Payment of $X.XX new Monthly payment effective date XX/XXXX, borrower said this was wrong and wanted it to be escalated, borrower sell might sell the home, a new escrow analysis was run and new payment to start XXX. On XX/XX/XXXX the borrower called to make a payment and stated will call back later. On XX/XX/XXXX the borrower called with regards to the escrow amount. On XX/XX/XXXX the borrower called in to verify if the insurance was paid. On XX/XX/XXXX the borrower called to make a request for principal and interest. The borrower called on XX/XX/XXXX and a payment was scheduled. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195757398	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to make the payment. Servicer advised the foreclosure status. also borrower advice not receiving the unemployment benefits. On XX/XX/XXXX Borrower called in regarding the documents for assistance also informed they have not received the documents. On XX/XX/XXXX Servicer spoke with borrower regarding documents and borrower confirmed they are sending the documents for assistance overnight. On XX/XX/XXXX borrower called in and having a questions about mortgage assistance. On XX/XX/XXXX borrower called in to discuss the documents needed on account and servicer inform the review was pending. On XX/XX/XXXX Servicer discuss the denial letter with borrower servicer advice for liquidation options. On XX/XX/XXXX Borrower wanted to speak with XXX. On XX/XX/XXXX borrower went over the denial letter and the appeal. On XX/XX/XXXX borrower ask the mortgage assistance to call back. On XX/XX/XXXX borrower wanted to discuss the account only with XXX. On XX/XX/XXXX Borrower called in to get the update on account. On XX/XX/XXXX borrower wanted to speak with XXX regarding account. On XX/XX/XXXX borrower called in to discuss the account status and only want to discuss the account with XXX also declined the assistance. On XX/XX/XXXX borrower called in to go over the account. On XX/XX/XXXX borrower called in to get a loan or home equity loan. On XX/XX/XXXX borrower called in to go over the reinstatement quote. Servicer went over the escrow advance balance also added the authorised 3rd party and end for other third party. On XX/XX/XXXX borrower called in to asking if they can get an extension on the reinstatement amount. Servicer advice that they can't provide the extension and advice to request the new reinstatement statement. On XX/XX/XXXX borrower called in and stated they have the majority of the amount for the reinstatement and want to see if we servicer can honor the amount. On XX/XX/XXXX Borrower called in to wiring the funds for the amount of $X.XX. On XX/XX/XXXX borrower called in to confirm the reinstatement was updated on account. There was no additional contact, and the loan is performing. Comment dated XX/XX/XXXX indicates borrower raised the loss mitigation dispute and Comment dated XX/XX/XXXX indicates dispute resolution was sent to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/01/2025
195768633	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called about the account status and promise to pay in the amount of $X.XX. On XX/XX/XXXX borrower called about the account status and also inquire about the escrow payment shortage, agent advised the same. On XX/XX/XXXX borrower called and made payment in the amount of $X.XX. On XX/XX/XXXX borrower called and states had surgery due to that they out of work and looking for payment plan, agent advised plan not available at this time. On XX/XX/XXXX borrower called to make payment in the amount of $X.XX. On XX/XX/XXXX Agent called borrower about the account status, borrower scheduled a payment in the amount of $X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195767652	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in advised have been impacted by recent XXX advised property has been damaged due to disaster and would like to file a claim for recent disaster. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX damage identified by XXX. There is no evidence of a 100% completed repair inspection.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicates the property is in a XXX disaster area due to XXX on XX/XX/XXXX. Damage due to hurricane.
							04/30/2025	04/14/2025
195758118	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the account, stated that reason for default was due to payment increase, work has stopped and was paying the insurance from the income and was hit with XXX bill, will get the social security income next month and said will go the tax collector to get the senior exemption. On XX/XX/XXXX the borrower called to review the account and go over the RMA. The borrower called on XX/XX/XXXX and asked for the reinstatement quote. The borrower was called on to discuss the account, customer will call next week to follow up on offer letter that was sent. customer has most of the prior reinstatement quote amount. Said will call on XX/XX/XXXX - XX/XX/XXXX to get updated quote. The borrower was called on XX/XX/XXXX and stated that required a reinstatement quote, number for the HAF was shared, said due to the escrow payment was falling behind on the payments. On XX/XX/XXXX the borrower called to discuss the account and stated is short on payment for the reinstatement amount and will have funds by the XX. The borrower called on XX/XX/XXXX and stated that will wire the reinstatement funds on XXX. The borrower called on XX/XX/XXXX and stated that had deposit a check which the bank is holding to clear, customer state XX he will be able to wire funds. The borrower called on XX/XX/XXXX to make a bank wire for the reinstatement quote, though it had failed, verified bank wire information. The borrower called on XX/XX/XXXX with regards to the foreclosure that he is no in and was requesting a letter stating that borrower is no longer in foreclosure. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per the comment dated XX/XX/XXXX there were multiple City liens found which act as foreclosure impediments. The liens were as follows : 1) Notice of Lien filed by XXX against XXX., filed on XX/XX/XXXX in instrument no. XXX. 2) Notice of Lien filed by XXX against XXX., filed on XX/XX/XXXX in instrument no. XXX. 3) Notice of Lien filed by XXX against XXX, filed on XX/XX/XXXX in instrument no. XXX. 4) Notice of Lien filed by XXX against XXX, filed on XX/XX/XXXX in instrument no. XXX. As of the status date there is no mention of the liens being paid.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/12/2025
195769751	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated on XX/XX/XXXX Borrower called in regarding mod and did not give the reason why the payment did not go through and advised the ways in the payment cause of the return payment and advised the mod is not current and no assistance need it. Comment dated on XX/XX/XXXX Borrower called in regarding payment. Comment dated on XX/XX/XXXX Borrower called in confirming payment for ACH. Comment dated on XX/XX/XXXX Borrower called in wants to leave the automatic withdraw. Comment dated on XX/XX/XXXX Borrower called in regarding current automated clearance house payment is processing and unable to changed and discussed about account. Comment dated on XX/XX/XXXX Borrower called in regarding pending payments for the end of the month. There was no additional contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/20/2025
195768059	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On  XX/XX/XXXX the borrower called in to discuss the account and a payment was made. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called and stated due to the storm the payments will be made late and stated that will not file claim for the damage with insurance. On XX/XX/XXXX the borrower called to inform that was in a XXX and wanted to see if the payment can be deferred, borrower was advised that there was no option to do so but can help with a forbearance plan for the impact. The borrower was called on XX/XX/XXXX and while taking the payment borrower stated was told did not have to pay late fees advised unable to locate anything that states that, a payment was setup and borrower stated that had damages to the property but can not afford to pay the deductible to file a claim. Consumer also states does need assistance because during the storm borrower had suffered a lot of XXX damage and loss of power for 9 days. On XX/XX/XXXX the borrower called in and was advised of the required documents needed, borrower said will work on the same and the call was disconnected. On XX/XX/XXXX the borrower called and the stated that the XXX payment will be made tomorrow. The borrower called on XX/XX/XXXX and discussed payment due on account, one payment was made and half payment was to be made later. On XX/XX/XXXX the borrower called to process a payment. On XX/XX/XXXX the borrower called to make a payment. The called on XX/XX/XXXX to make a payment and stated that was aware of the mobile application and will start paying the fees next month. On XX/XX/XXXX the borrower called to make payment. The borrower called on XX/XX/XXXX to see if the payment went through. On XX/XX/XXXX the borrower called to inquire regarding the escrow shortage and to make payments. Borrower called on XX/XX/XXXX and made a payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX the borrower reported damage to the property due to XXX . On XX/XX/XXXX borrower stated that had damages to the property but cannot afford to pay the deductible to file a claim and also mentioned that suffered a lot of XXX damage and loss of power for 9 days.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. XXX damage to the property was reported. Comments on XX/XX/XXXX indicated property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. XXX damage to the property was reported.
							04/30/2025	05/14/2025
195774531	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/16/2025
195776871	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to discuss general account information. On XX/XX/XXXX borrower called in to discuss escrow and payment change. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/08/2025
195775106	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and went over amount. Advised to borrower payment won’t pull until next business day. On XX/XX/XXXX borrower called in to make payment, borrower was upset and asking about the property mailing address and who lived process. Borrower was upset as their was processing fee. Agent advised other options, but borrower declined. On XX/XX/XXXX borrower called in as payment was showing pending. Advised to borrower that servicer end it shows as completed. On XX/XX/XXXX borrower called and asked about interest rate increase. Advised to borrower of refinance if borrower wanted to get out of adjustable rate mortgage agreement. On XX/XX/XXXX borrower called in and stated borrower mailed a payment and will pay $X.XX to complete the XXX payment and requested to reset password to access online account. On XX/XX/XXXX borrower called in discussed the account. On XX/XX/XXXX borrower called in and requested that the taxes be added to escrow on the account. Agent provided the payoff quote to borrower. On XX/XX/XXXX borrower called in to discuss account status. Agent confirmed that there is escrow shortage. Borrower requested to escrow taxes. Agent advised that this has to be done in writing. On XX/XX/XXXX agent gave information for written request for taxes to be escrowed. On XX/XX/XXXX borrower called to process the payment. However, when advised of $X.XX processing borrower agreed to transferred to the automated system. On XX/XX/XXXX borrower called in ask about the account and check if the account is escrow for taxes. Also, borrower informed that XX/XXXX payment will be made by end of the month. On XX/XX/XXXX borrower called in and stated trying to draft a payment. Advised to borrower that records show last payment drafted on XX/XX/XXXX and if funds are not available system will try 2nd time. Borrower stated payment was drafted on XX/XX/XXXX and there was fund in the account still account showing another payment is pending. Advised to borrower to send a copy to open an investigation. On XX/XX/XXXX borrower called and said funds withdrawn from account on XX/XX/XXXX in the amount of $X.XX and borrower should be current for XX/XXXX. Also, borrower will send proof of documents on the funds being withdrawn from bank and should be due for XX/XXXX. Advised to borrower of reversed funds in financial tracking summary. Borrower said will check with borrower bank first. On XX/XX/XXXX borrower called in to make XX/XXXX payment online to avoid fee. On XX/XX/XXXX borrower called in to check which month account is due and confirmed will pay for XX/XXXX in the next couple of weeks. On XX/XX/XXXX borrower called about the account payments made. Advised the pending payment and last couple months credit reporting. There was no further contact with the borrower and loan is performing.
Dispute comments: On XX/XX/XXXX, advocate dispute was received. The dispute was resolved by the servicer. There was no further mention about the dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195784371	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to make the payment of $X.XX. On XX/XX/XXXX borrower called in to make the payment for XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX Borrower called in to make the payment for $X.XX also inquired about payment increase. On XX/XX/XXXX Borrower called in to make the payment for $X.XX also borrower confirmed that they were aware need to pay the remaining portion of escrow balance. On XX/XX/XXXX Authorized third party discuss the account with servicer and sent the payment on XX/XX/XXXX through bill pay. On XX/XX/XXXX servicer inform to borrower that the statement was sent out before the payment received. On XX/XX/XXXX borrower called in to make the XXX payment in the amount of $X.XX. On XX/XX/XXXX borrower called in to ask about letter they received. Servicer advice was regarding the mortgage insurance. Also, borrower confirm they will call in XX/XX/XXXX make the payment. On XX/XX/XXXX Borrower called in to inquired about payment on account. On XX/XX/XXXX borrower called in to make the payment for $X.XX. On XX/XX/XXXX Borrower called in to make the payment and inform that they will take care of fees for next month. On XX/XX/XXXX borrower called in and stated that they will call their book keeper to advise of the payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195790860	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	05/07/2025
195772352	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. XX/XX/XXXX On borrower called about the account status. On XX/XX/XXXX borrower called to check insurance claim status. On XX/XX/XXXX borrower called and states this is not loan number called to be discussed, call ended. On XX/XX/XXXX borrower called about the account status, agent advised on lender place insurance and fees balance. On XX/XX/XXXX borrower called about get assistance on fees refund for $X.XX that borrower never received. On XX/XX/XXXX borrower called and advised of funds $X.XX not showing in disbursement history. Borrower wants it applied to late fees balance or reissued.. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: As per the comment dated XX/XX/XXXX the property is located in a disaster area designated by XXX declare on XX/XX/XXXX. No damage were reported. Comments on XX/XX/XXXX indicates the property is in a XXX disaster area (XXX) declare on XX/XX/XXXX for XXX. No damages were reported.
							04/30/2025	04/14/2025
195757434	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in account discussed and asking for the 1098, trying to catch up occupied the property send 1098 from XXXX and XXXX. On XX/XX/XXXX called in ez pay changes. On XX/XX/XXXX borrower called in about rescheduled payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicates the property is in a XXX disaster area due to XXX XX/XX/XXXX. No damages were reported. Comments on XX/XX/XXXX indicates the property is in a XXX disaster area due to XXX XX/XX/XXXX. No damages were reported.
							04/30/2025	05/09/2025
195774132	XXXX	XXXX	XXXX	2	[2] Occupancy - Tenant Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in and informed will make the XXX payment on XX/XX/XXXX. On XX/XX/XXXX borrower called in and scheduled the payment for XX/XX/XXXX for $X.XX. On XX/XX/XXXX borrower called in and scheduled the payment for XX/XX/XXXX for $X.XX and informed will call back for assistance. On XX/XX/XXXX borrower called in regarding payment and promised to make the payment on XX/XX/XXXX. On XX/XX/XXXX borrower called in and informed will try to make the payment in XX/XXXX. On XX/XX/XXXX borrower called in to make the payment and wanted to know the reason for change in payment. On XX/XX/XXXX borrower called in and scheduled the payment for XX/XX/XXXX for $X.XX. On XX/XX/XXXX borrower scheduled payment and informed just rented the property and should be able to go back on auto draft.  On XX/XX/XXXX borrower called in know whether payment was received. On XX/XX/XXXX borrower called in and informed borrower will be canceling the property insurance and requested servicer to insure the property. Borrower informed will send the letter to request placement of Insurance. On XX/XX/XXXX borrower called in regarding escrow balance and scheduled XXX payment for XX/XX/XXXX and also paid $X.XX to escrow. On XX/XX/XXXX borrower called in and informed borrower will be canceling the property insurance and requested servicer to place lender placed insurance. Servicer transferred the call to insurance department and borrower requested to make insurance payment. On XX/XX/XXXX borrower called in to set up XXX payment and also wanted to schedule $X.XX for  XX/XX/XXXX. Servicer discussed about escrow analysis and then call was disconnected while taking the payment. On same day borrower called back to make the payment and informed will call back to pay for escrow. On XX/XX/XXXX borrower called in and asked about insurance payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/29/2025
195884491	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and confirmed about the payment. On XX/XX/XXXX borrower called and inquire about the tax return, agent advised the same. On XX/XX/XXXX borrower called about the dispute and discuss possible options, agent advised the same. On XX/XX/XXXX borrower called and sent appeal for loss mitigation and states wanted verbal plan. On XX/XX/XXXX borrower called about the account status. On XX/XX/XXXX borrower called regarding mortgage assistance and borrower decline verbal plan. On XX/XX/XXXX borrower called about the account status and bank statement. On XX/XX/XXXX borrower called about the account status. On XX/XX/XXXX Borrower called to get un update on account. On XX/XX/XXXX borrower called about the missing documents, agent advised the same. On XX/XX/XXXX borrower called about the missing documents. On XX/XX/XXXX borrower called to see if they missing anything on the workout. On XX/XX/XXXX borrower called to follow up on the assistance review as they not sure if need to resubmit any other pay stubs. There was no additional contact and the loan is XX days delinquent. As per the comment dated XX/XX/XXXX loss mitigation dispute raised by the borrower, however as per the comment dated XX/XX/XXXX it has been resolved
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/20/2025
195764566	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called servicer advised of the account status and the retention denial. As per comment dated XX/XX/XXXX Borrower called to inform that will be refinancing the loan by end of the year or next. Servicer advised of escrow removed if only paying principal and interest payments. As per comment dated XX/XX/XXXX borrower called regarding escrow and payments. As per comment dated XX/XX/XXXX borrower called was advised of negative escrow balance, late and lla fees on account as well. Servicer set up principal interest payment and borrower intends to get new insurance. As per comment dated XX/XX/XXXX borrower called to pay principal and interest payment of $X.XX. As per comment dated XX/XX/XXXX borrower called as able to make principal and interest only payment of $X.XX. As per comment dated XX/XX/XXXX borrower called as wanted to schedule payment and set up. As per comment dated XX/XX/XXXX borrower called in to make a payment of $X.XX. As per comment dated XX/XX/XXXX borrower made payment. As per comment dated XX/XX/XXXX borrower called in to make payment of $X.XX. Servicer discussed request for mortgage assistance and payment plan. Borrower accepted request for mortgage assistance. As per comment dated XX/XX/XXXX borrower called as looking for retail insurance policy. As per comment dated XX/XX/XXXX borrower called for the trial and will be paying for the trial. There was no additional contact, and the loan is delinquent. As per comment dated XX/XX/XXXX credit dispute is reviewed and resolved.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX. No damages reported.
							04/30/2025	05/12/2025
195781688	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Agent called borrower about the amount due. On XX/XX/XXXX agent called borrower about the amount due, borrower agreed to set up XX payment on XX/XX/XXXX. On XX/XX/XXXX borrower called to make payment in the amount of $X.XX. On XX/XX/XXXX agent called borrower about the account status, borrower promise to pay. On XX/XX/XXXX agent called borrower about the account status and borrower agree to setup payment for today and declined assistance. On XX/XX/XXXX borrower called about the account status and promise to pay in the amount of $X.XX today. On XX/XX/XXXX borrower called to make a payment on past due loan and promise to pay in the amount of  $X.XX. On XX/XX/XXXX agent called borrower about the account status and states unable to make payment due to medical bills, borrower promise to pay in the amount of $X.XX for XXX and XXX payment. On XX/XX/XXXX agent called borrower and advised doing follow up on payment for $X.XX, borrower agreed to set up payment for XX/XX/XXXX. On XX/XX/XXXX agent called borrower about account status, borrower states making payment today in the amount of $ X.XX. On XX/XX/XXXX agent called borrower to scheduled payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated XX/XX/XXXX XXX damage identified and there is no any evidence found regarding the claim filed. There is no any evidenced found regarding repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/28/2025
195775676	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to make a payment and inquire about payment increase and went over escrow analysis. On XX/XX/XXXX borrower called about the escrow removal, agent advised the same. On XX/XX/XXXX borrower called and promise to pay in the amount of $X.XX. On XX/XX/XXXX borrower called to scheduled payment per request. On XX/XX/XXXX borrower called and confirmed they resides in the property as there primary residence, stated they got a text regarding foreclosure, advised borrower not currently in foreclosure. On XX/XX/XXXX borrower called for assistance with the 1098 form also assisted in scheduled a payment. On XX/XX/XXXX borrower called about account status, servicer advised we are not lender, call hung up. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  As per the comment dated XX/XX/XXXX delinquent HOA lien of $X.XX and $X.XX found.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: As per the comment dated XX/XX/XXXX delinquent HOA lien of $X.XX and $X.XX found.
							04/30/2025	05/02/2025
195774351	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and made a payment. On XX/XX/XXXX borrower called in and made a payment in the amount of $X.XX. On XX/XX/XXXX borrower called to make payment with a debit card. Also, inform that primary borrower passed in XX/XXXX and confirmed payment will be made. On XX/XX/XXXX borrower called in regard to general questions and about sent documents. On XX/XX/XXXX borrower called in to make a payment for today. On XX/XX/XXXX borrower called to make a payment and find out if borrower passed away who would be able to get borrower home. On XX/XX/XXXX borrower called in to confirm payment. There was no further contact with the borrower and loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/02/2025
195780529	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/29/2025
195772232	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing.
							04/30/2025	04/14/2025
195773933	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period. Comment dated XX/XX/XXXX indicates property is in a XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	04/30/2025
195785259	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called inquire about the insurance and said will pay off mortgage in case of death. The borrower called on XX/XX/XXXX and stated that wanted to know about the interest and what kind of interest rate the borrower has. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195892725	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments on time.
							04/30/2025	05/05/2025
195766392	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in stated received the letters for claim not having repairs done. Servicer transferred the call to loss draft department and discuss payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX borrower called in stated received the letters for claim not having repairs done. Servicer transferred the call to loss draft department. There is no evidence of repairs completed or 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195757074	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower wanted general information on the account. On XX/XX/XXXX, Borrower called to make payment. On XX/XX/XXXX, borrower called in to make payment and did not promise to pay. On XX/XX/XXXX, borrower called and set up payment in the amount of $X.XX. On XX/XX/XXXX, Borrower called in and scheduled a payment on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, Borrower in to make a payment of $X.XX and stated having hardship with current payment/escrow and wants to have the balance of the escrow deferred to which agent advised they cannot do that without an approved review. On XX/XX/XXXX, Borrower called to discuss account. Was advised that this property is located in a disaster area designated by XXX. XXX declared on XX/XX/XXXX. payment not affected- the contractual payment is $X.XX however borrower paid on $X.XX. On XX/XX/XXXX, borrower stated they are reviewing their taxes and was waiting for the outcome to figure out what they are going to do next as far as any kind of assistance for the account. On XX/XX/XXXX, borrower called and went over escrow and stated they spoke with county to have property evaluation. Agent advised insurance is going up and city tax. On XX/XX/XXXX, borrower called and went over property taxes. On XX/XX/XXXX, borrower called to make short payment and does not qualify for any retention options and agent advised of refinance. On XX/XX/XXXX, borrower called to make payment of $X.XX. On XX/XX/XXXX, borrower called and discussed payment. On XX/XX/XXXX, borrower called to make payment through EZPay for $X.XX on XX/XX/XXXX and verified banking information. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicates, this property is located in a disaster area designated by XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/09/2025
195761414	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX servicer called the borrower and discussed payment options. Borrower accepted the verbal plan. On XX/XX/XXXX servicer called the borrower and borrower provided the consent. On XX/XX/XXXX servicer called the borrower and borrower stated could not do verbal plan and defaulted. Opened retention plan. On XX/XX/XXXX servicer called the borrower and informed will send the residential mortgage application. On XX/XX/XXXX servicer called the borrower and borrower confirmed will pay on XX/XX/XXXX, On XX/XX/XXXX borrower called to change payment date and like to cancel the auto pay. On XX/XX/XXXX servicer called the borrower went over verbal plan. Borrower stated expecting commission towards end of the month. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195790872	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to gain access to web account and set up automatic clearing machine for the XX starting in XXX. On XX/XX/XXXX borrower will be calling back with the routing number and account number to make both the payments. Borrower wants auto pay on the XX of each month, was not able to update the new bank information on auto pay due to account status. Borrower will call back to set up auto pay after the XX/XX payment goes through. On XX/XX/XXXX borrower called in about account. On XX/XX/XXXX borrower wanted to pay $X.XX for escrow due to no coverage but system wouldn't allow agent advise to wait until it shows on account and then make payment. On XX/XX/XXXX borrower called to schedule a payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195760178	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.On XX/XX/XXXX borrower called in regarding scheduled payment. On XX/XX/XXXX borrower called in want to make a payment. On XX/XX/XXXX borrower called in to verify account. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to schedule payment. On XX/XX/XXXX the borrower called in to set up payment. On XX/XX/XXXX borrower called to change date for pending payment. On XX/XX/XXXX the borrower called in for scheduled payment for the XX/XX. On XX/XX/XXXX the borrower called in to scheduled payment for XX/XXXX. On XX/XX/XXXX the borrower called in to scheduled and make payment advised cure amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/20/2025
195765920	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX borrower called for payment amount and stated they will make payment today. On XX/XX/XXXX borrower called to make payment. On XX/XX/XXXX borrower called to discuss regarding the account. On XX/XX/XXXX borrower called to inform payment might be late dealing with hardship and stated will make payment on the XX. On XX/XX/XXXX, XX/XX/XXXX and on XX/XX/XXXX borrower called to make payment. On XX/XX/XXXX borrower called to discuss regarding the account. On XX/XX/XXXX borrower called to confirm XXX payment has been received and borrower stated the money has not been removed from banking account. On XX/XX/XXXX borrower called regarding the account and payment and representative advised last payment received on XX/XX. On XX/XX/XXXX borrower called to check the status of XXX payment and representative advised payment pending and will take some time to clear depending on the bank. On XX/XX/XXXX borrower called in regarding XXX payment and representative advised it was returned due to non sufficient funds. Representative advised to set up automated clearing house. On XX/XX/XXXX borrower called regarding the payment and asked if they had extra funds in account. Borrower schedule another payment from the right bank. On XX/XX/XXXX borrower called to inform payment may be late due to the issue with previous payment. On XX/XX/XXXX borrower called to inform they will be making payment by end of month. On XX/XX/XXXX borrower called to inform payment of XX/XX will be made on XX/XX via phone and does not want assistance. On XX/XX/XXXX borrower called to inform they are impacted by XXX and unable to make payment. Borrower also informed they are displaced and they will call back if forbearance is needed. On XX/XX/XXXX borrower called to make payment. On XX/XX/XXXX borrower was called to collect on the payment and borrower stated they will try to pay both the payment by end of month. Borrower stated they had to pay to cut tree and get heat in the house. On XX/XX/XXXX borrower called to make payment. On XX/XX/XXXX borrower called to discuss payment due on account and stated they will make payment by XX. On XX/XX/XXXX borrower called to make payment and stated they will bring account current by end of month. Borrower asked why they got a statement requesting XX payments and representative advised due to XXX payment not received. On XX/XX/XXXX borrower called in to inform XXX payment will be late and stated XXX damage to the property.  Representative set up payment for XX/XX and borrower declined automated clearing house. On XX/XX/XXXX borrower gave confirmation number for XXX payment and confirmed pending amount. On XX/XX/XXXX borrower called to make sure payment was posted and stated payment was returned but the funds are there and requested servicer to resubmit the payment. On XX/XX/XXXX borrower called to confirm payment was received. On XX/XX/XXXX borrower called to inform  other borrower is in the hospital and they will call to schedule payment on XX/XX. On XX/XX/XXXX borrower called to inform property is impacted by XXX and they do not want to opt into forbearance. Borrower stated they will be making payment next week for XXX and discussed the mobile app and website with servicer. On XX/XX/XXXX borrower called regarding the payment posting inquiry. On XX/XX/XXXX borrower called to make payment and representative provided confirmation number. On XX/XX/XXXX borrower called regarding the payment history and representative requested for pay history. Representative informed borrower currently account is current. On XX/XX/XXXX borrower was called to get home number and to get balance of payment and fee balance amount. On XX/XX/XXXX borrower called to make payment. On XX/XX/XXXX borrower called to discuss regarding the escrow letter and refund. On XX/XX/XXXX borrower called to schedule payment. On XX/XX/XXXX borrower called to discuss regarding the monthly payment details. On XX/XX/XXXX borrower called to follow up on the account and to discuss account, representative resent XX/XX statement. On XX/XX/XXXX borrower called to discuss about the account status and escrow. On XX/XX/XXXX borrower called to make payment. On XX/XX/XXXX borrower called to inform they will call back to make payment today and informed about accident of family member. On XX/XX/XXXX borrower called to make payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comments dated XX/XX/XXXX XXX damage to the property is reported and no evidence of claim filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX declared on XX/XX/XXXX.
							04/30/2025	05/05/2025
195790238	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, servicer called in and borrower stated trying to get the job and intentions to catchup on payments. Servicer submitted assistance for borrower. On XX/XX/XXXX, borrower called in for assistance with web to complete the residential mortgage application. On XX/XX/XXXX, borrower advised does not receive unemployment benefits and only social security income. On XX/XX/XXXX, borrower called in and account was discussed. On XX/XX/XXXX, borrower called in and reviewed the plan and borrower is still out of work. Borrower advised schedule amount is more than income and advises borrower seeking employment will provide the appeal letter. On XX/XX/XXXX, borrower called in and stated payments are high and need to make lower payments. On XX/XX/XXXX, borrower stated income is $X.XX and plan is expensive. Borrower will appeal the plan payment with exemption from taxes. On XX/XX/XXXX, borrower sent an appeal for payment plan and emailed it. On XX/XX/XXXX, borrower said that borrower is appealing the repayment plan and sent the letter on XX. Servicer advised it will take 30 days for a response. On XX/XX/XXXX borrower intends to make payments on XX/XX/XXXX. On XX/XX/XXXX, borrower locked out the website and made the payment. On XX/XX/XXXX, borrower called in about making payments today instead of the end of this week. On XX/XX/XXXX, servicer called in and scheduled the payment. On XX/XX/XXXX, servicer called in and borrower stated looking for a job and planning on making payments to escrow. On XX/XX/XXXX, borrower posted the payment and declined the assistance. On XX/XX/XXXX, servicer called in and borrower opted to pay XX payment and to put in new request for assistance. On XX/XX/XXXX, servicer called in and account was discussed. Also close workout. On XX/XX/XXXX, borrower called in and set up principal and interest payment. On XX/XX/XXXX, borrower called in to make payment and some payment towards the escrow. Borrower will review letter of XX/XX/XXXX. On XX/XX/XXXX, servicer called in and borrower denied repayment plan and request unapplied to one principal and interest payment. On XX/XX/XXXX, borrower called to make a partial payment on XX/XX/XXXX. On XX/XX/XXXX, borrower called in and took short payment of $X.XX plus $X.XX fee. Submit retention review and servicer advised about document needed. On XX/XX/XXXX, servicer called in and borrower will be making the payment by the end of the month. On XX/XX/XXXX, borrower called in and need to set up XXX payment on XX/XX due to changes in social security income and looking for work. On XX/XX/XXXX, borrower called to make partial payment and borrower is aware of shortage will try to find a job. On XX/XX/XXXX, borrower called in and need to change date due to funds not available until the XX of the month. Borrower will start catching up with escrow once starts working. There was no additional contact, and the loan is delinquent.
Dispute Comments: Comment dated XX/XX/XXXX indicates borrower raised the loss mitigation dispute. Comment dated XX/XX/XXXX indicates dispute resolution letter was sent. Thereafter no evidence of dispute mentioned by the borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/07/2025
195765061	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regard to account set up payment. On XX/XX/XXXX borrower called in to made payment and wanted to change accounts. On XX/XX/XXXX borrower called in and states will make a payment and got new job went over the account. On borrower called in regarding disaster retention. On XX/XX/XXXX borrower called in regarding payment and advised cure amount to set up a payment. On XX/XX/XXXX borrower called in regarding payment still trying to catch up on payments. On XX/XX/XXXX borrower called in regarding XXX disaster. On borrower called in XX/XX/XXXX borrower called in regarding payment. Retrieving data. Wait a few seconds and try to cut or copy again.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated on XX/XX/XXXX property damage started from XX/XX/XXXX due to XXX and XXX disaster impacted due to XXX and no claim filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/01/2025
195761852	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Authorized third party called in to see why the payment is increased and to discuss the escrow shortage and insurance on the account. Borrower paid the escrow shortage and will call back to request for escrow is analyzed. Borrower also stated that the XXX insurance was cancelled and will have lender paid insurance the call was transferred to insurance department and payment was scheduled. On XX/XX/XXXX Borrower called and made additional escrow payment and the call was transferred to insurance department for further information on lender's paid insurance. On XX/XX/XXXX borrower stated will keep the lenders paid insurance once it is applied and also wanted to know when the payment would change and borrower made a shortage payment in the amount of $ X.XX. Servicer advised the notice will be sent to her. As per comment dated XX/XX/XXXX borrower stated the insurance is switching to lender's paid insurance and don't have amounts In the system and wanted to go over insurance and also went over escrow. On XX/XX/XXXX borrower called to discuss related to insurance and called for insurance department. And borrower also wanted to know why the payment was increased servicer advised due to escrow analysis and wanted to know about the payment which was prior servicer advised of $X.XX borrower stated want to pay shortage In escrow after verifying account and also setup the payment. On XX/XX/XXXX borrower advised the insurance still hasn't been updated servicer advised the lender's paid insurance is not added but will be added soon with coverage starting from the date the previous policy expired. Borrower advised will call back and didn't want to discus further. As per comment dated XX/XX/XXXX borrower called in to get 1098 for XXXX servicer reprinted the XXXX 1098 and XXXX 1099 form and borrower was unable to get online offered assistance so declined the offer and wanted to call servicer. On XX/XX/XXXX Borrower called and went over monthly billing and tax amounts paid this year wanting to know how much insurance was on the account and when it was paid and how it was calculated in monthly payments. And borrower discussed about the payment of $ X.XX if the escrow is paid. Servicer advised the payment will go down in XXX to $X.XX. On XX/XX/XXXX Borrower called in regarding other account. On XX/XX/XXXX borrower called in and said received notice of payment change to $X.XX customer thought started XX/XX/XXXX Servicer advised change is effective XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195792905	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established.. The loan is performing.
							04/30/2025	05/12/2025
195757007	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.On XX/XX/XXXX borrower called in to discuss about damage and contact with insurance department about claim and will do payment next week. On XX/XX/XXXX borrower called in to pay amount by the end of the month. On XX/XX/XXXX Borrower gave phone number to loss draft department. On XX/XX/XXXX borrower called in to make payments wants to delete and advised wait for payments to process. On XX/XX/XXXX borrower called in confirming payments was made and advised payment was made by XX/XX and applied to may payment in account is currently due for XXX. On XX/XX/XXXX borrower called in to made payment and removed bank account in file. On XX/XX/XXXX borrower called in regarding scheduled payments. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX borrower called in wanted to make sure the payments were made. On XX/XX/XXXX borrower called in to inform payment were completed. On XX/XX/XXXX borrower called in regarding payment were received and advised the payment was returned which was made and wanted to be given credit for the payment. Servicer advised to get bank statement from bank showing the payment cleared and got the money will be given credit for making the payment. On XX/XX/XXXX borrower called in regarding missing payments advised for the last payment reversal made. On XX/XX/XXXX borrower called in regarding unapplied balance. On XX/XX/XXXX borrower called in regarding bank payment received and asked about equity on the account in order to give a best equity. There was no additional contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated on XX/XX/XXXX Property was damaged due to XXX. Transferred loss draft department. Comment dated on XX/XX/XXXX Amount to pay:$X.XX  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/22/2025
195762394	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicates, the property is located in a disaster area due to XXX declared on XX/XX/XXXX. No damages reported. Comment dated XX/XX/XXXX indicates, the property is located in a disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/09/2025
195789517	XXXX	XXXX	XXXX	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called to check why the bill shows XX mortgage payment due and was advised that XXX is paid and and due is  XX/XX borrower said will call to make a payment on XX/XX. on XX/XX/XXXX borrower calling to make voluntary payment. On XX/XX/XXXX borrower called to make a Payment .On XX/XX/XXXX borrower called in and inquiring about the account status. On XX/XX/XXXX borrower called to make the payment for  $X.XX. on XX/XX/XXXX borrower  called to make payment on the account. On XX/XX/XXXX borrower called and was advised  last payment posted XX/XX/XXXX that covered XXX bill. On XX/XX/XXXX borrower called would like to know if the account is only due for XXX confirmed account is only due for XX/XX borrower said that she be calling back to make a  payment. On XX/XX/XXXX called to make a payment on her mortgage account and said would call back to make the payment as she gets paid the next day. On XX/XX/XXXX borrower called to confirm a payment of $X.XX that had made. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/01/2025
195786936	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called borrower to discuss the account borrower stated mailed check and send checks since service transfer and discussed late fees. On XX/XX/XXXX borrower called in to inform mailed payment on XX/XX/XXXX servicer advised payment has not been received borrower stated will contact bank to place stop payment on check and made payment over the phone. On XX/XX/XXXX borrower called in to inform mailed in check for XXX month servicer advised did not received the check borrower did stop pay on check and scheduled payment for XX/XX/XXXX. On XX/XX/XXXX servicer called borrower to discuss the account borrower stated payment already posted. On XX/XX/XXXX servicer called borrower to discuss the account borrower scheduled a payment. On XX/XX/XXXX borrower reported of property damage due to XXX on XX/XX/XXXX and need assistance with taking picture of the check for mobile deposit. On XX/XX/XXXX borrower called in to check status on check servicer advised it may take up to 7-8 business days to receive and may have hold the procedures and to contact bank for additional information. On XX/XX/XXXX borrower called in to inquire of check that was sent and stated funds not in his bank account but received tax from insurance claim check and advised deposit of mobile check for $X.XX was completed on XX/XX/XXXX and bank will release funds to the bank account servicer advised to allow 2-3 business day for funds to be in account and  no other action needed from borrower also received check copy showing final settlement payment for all claims. There was no additional contact and the loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower reported of property damage due to XXX on XX/XX/XXXX and claim is classified as non monitored. As per comment dated XX/XX/XXXX claim was auto closed. However no evidence of damage being repaired or 100% inspection being done.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/30/2025
195767501	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called in to make the scheduled payment for XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX authorized third party stated that they have scheduled the payment for XX in the amount of $X.XX and wanted cancel that schedule payment and to rescheduled for XX/XX also authorized third party made the payment for $X.XX. On XX/XX/XXXX authorized third party called in and stated wanted to cancel the draft date on pending payments. Servicer advice o possibility of negative credit reporting. On XX/XX/XXXX authorized third party called in and stated wanted to setup the payment for XX/XX/XXXX in the amount of $X.XX. Servicer stated that the payment was going up for $X.XX due to taxes and insurance. On XX/XX/XXXX authorized third party called in for insurance policy information. On XX/XX/XXXX authorized third party called in to setup the payment for XX/XX/XXXX also servicer inform the taxes went up for $X.XX and insurance for $X.XX. On XX/XX/XXXX authorized third party called to make the payment which was scheduled for XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX authorized third party called in to scheduled the payment for XX/XX/XXXX. On XX/XX/XXXX make the payment which was scheduled for XX/XX/XXXX called in and asking about change in payment which was set for XX and wanted to set for XX. Servicer make the changes and set up the payment for XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX authorized third party called in to make the payment for $X.XX. On XX/XX/XXXX authorized third party called in to update the payment dated for XX/XX/XXXX to XX/XX/XXXX and XX/XX/XXXX to XX/XX/XXXX also borrower made the payment for XXX for $X.XX. On XX/XX/XXXX authorized third party called in change the date of loan payment borrower wanted to move the payment from XX/XX to XX/XX. Servicer inform the account was past due for $X.XX. The servicer then proceeded to change the payment date and confirmed the new payment date with the borrower.  The servicer also confirmed the customers checking account information and authorized a payment of $X.XX to be made on XX/XX. On XX/XX/XXXX authorized third party called in to inquired about the payoff amount of mortgage. Also, borrower confirm was interested in refinancing but ultimately wanted to payoff the loan. The Servicer provided an estimate of the payoff amount, which was higher than the Borrowers' expectations. The servicer then explained the concept of a mortgage recast, which allows for a reduction in future payments after a large lump sum payment is made towards the principal. The borrower requested an application for a recast and the servicer sent it to her email address. The servicer also adjusted the customer scheduled payment to the new monthly amount of $X.XX. The customer was satisfied with the servicer assistance. On XX/XX/XXXX authorized third party called in to change the payment on file which was scheduled for dated XX/XX/XXXX borrower informed was not paid until XX. Servicer informed they are currently behind on payments and will be making a payment on XX/XX. Servicer schedule the payment for XX and provide the information for repayment plan. On XX/XX/XXXX authorized third party called in inquired about the refinancing the loan. Also borrower wanted to schedule the XX payments for XX/XX/XXXX for $X.XX and for XX/XX/XXXX for $X.XX. On XX/XX/XXXX called in to inquire about refunding payments that was supposed to be taken out on yesterday. The servicer confirmed that the payment was scheduled for the XX and that it would take 1 to 2 business days to process, meaning it would be pulled from the borrowers bank account by XXX. On XX/XX/XXXX authorized third party called in to inquired about the states of refinancing request submitted on the XX The borrower was informed that the payment had not yet been processed and that the servicer could schedule another payment for today but could not reprocess the payment from last week. The borrower confirmed authorizing a payment of $X.XX to be made today using the account ending in XXX. On XX/XX/XXXX authorized third party called in rescheduling the payment that was declined by the bank. The authorized third party also want to change the payment dates for future from XX to XX which servicer successfully updated. On XX/XX/XXXX authorized third party called in and wanted to cancel the payment and reschedule it for XX/XX/XXXX the amount of $X.XX authorized third party called also was not aware of repayment plan was in place. On XX/XX/XXXX authorized third party called in and informed that the reason for fall behind is due to XXX and they will received the extra paycheck in XXX and able to make the XX payments. On XX/XX/XXXX Borrower called in to schedule the payment for XXX also servicer inform the due month to borrower and borrower confirm that they will bring the loan current. On XX/XX/XXXX Borrower called in to inquired about the mortgage account and servicer provide the phone number and fax number for insurance company to borrower. On XX/XX/XXXX The borrower called to request overnight payment for insurance. They had been calling the insurance department for over a week, but they were unable to find the loan number. The Servicer provided the correct insurance department number. On XX/XX/XXXX The borrower called to inquire about a payment for XXX and XXX. The servicer informed the borrower that a payment scheduled for XXX was returned on XX/XX. The borrower stated that she had made a payment on XX/XX for $X.XX, but the servicer could not find it in the system.There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX indicates XXX and no evidence of borrower filed the insurance claim and no evidence of 100% repairs was completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/27/2025
195763017	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to schedule a payment. On XX/XX/XXXX borrower called to confirm payment for month of XXX. On XX/XX/XXXX borrower called in to request monthly mortgage statements by mail. On XX/XX/XXXX borrower called to get online account unlocked. On XX/XX/XXXX borrower called in with payment related queries. On XX/XX/XXXX borrower called in regard to payment and servicer confirmed payment amount. On XX/XX/XXXX borrower called to check if servicer will send someone to inspect the property due to XXX and servicer confirmed. Servicer advised borrower needs to contact insurance company for any repairs. On XX/XX/XXXX borrower called to change payment from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called to make a payment and setup autopay however servicer advised account is due for XXX. On XX/XX/XXXX borrower called in about escrow analysis and payment increase, servicer advised insurance carrier changed and caused increase in premium amount. ON XX/XX/XXXX borrower got a new insurance carrier and called in to request a new escrow analysis. On XX/XX/XXXX borrower called in to check if eligible for loan modification due to higher new monthly payments. On XX/XX/XXXX borrower called in regard to missing documents. On XX/XX/XXXX borrower called in for update on taxes and insurance and servicer informed about reduction in insurance premium. On XX/XX/XXXX borrower called in to request email address to send tax exemption letter. On XX/XX/XXXX borrower called in to check if escrow payment was received and servicer gave confirmation. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicates property is in a XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/14/2025
195775348	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in and stated filling a bankruptcy and servicer provided another reinstatement quote of $X.XX by XX/XX/XXXX. On XX/XX/XXXX, borrower called in and servicer provided reinstatement amount. On XX/XX/XXXX, borrower called in to provide payment tracking number and borrower paid the reinstatement amount plus XXX payment. On  XX/XX/XXXX, borrower called in and account was discussed. On XX/XX/XXXX, borrower called in regarding the escrow and insurance. Borrower stated want to keep lender paid insurance as not able to get the insurance due to bad credit and repairs on home that need to be done. On XX/XX/XXXX, borrower called in confirm the payment for XXX as borrower wants to make the account current. Borrower is good to work with escrow. On XX/XX/XXXX, borrower called in to discuss monthly statement and servicer advised how to get the statement online. Servicer spoke about foreclosure fees and wanted payment history to be sent out. On XX/XX/XXXX, borrower stated getting solicitations from other people since the account was in foreclosure. Servicer advised cannot control the solicitors. Borrower is wondering about insurance information. On XX/XX/XXXX, borrower called in and threats to harm anyone who comes to his door again. Borrower wants to know the attorney fees and servicer advised of the monthly statements. On XX/XX/XXXX, servicer called in and will receive payment by XXX. On XX/XX/XXXX, borrower called as cannot make the payment. Servicer advised that it has to be read every time unless the account brought current. Borrower stated will make a payment on XX/XX/XXXX. On XX/XX/XXXX, borrower called in to provide tracking number for a payment mailing to bring the account current. On XX/XX/XXXX borrower called in to request to check notes and cure amount. Borrower mailed the payment on XX/XX/XXXX. On XX/XX/XXXX, borrower called in made payment with check. Servicer advised payment not received and will call back. On XX/XX/XXXX, borrower mailed a check in the amount of $X.XX on XX/XX which has not posted. Check is still in transit. On XX/XX/XXXX, borrower called in and sent certified checks express mail XX/XX. Still showing in transit and has to void and reissue. On XX/XX/XXXX, borrower called in and stated payment made in XXX and check got lost. Borrower stated sent cashiers check in the amount of $X.XX. On XX/XX/XXXX, borrower called in and stated mailed the payment but has not been picked up yet. Servicer advised payment was received on XX/XX/XXXX. Advised account is due for XX/XXXX. Borrower declined assistance. On XX/XX/XXXX, servicer advised mailed payment in the amount of $X.XX yesterday XX/XX/XXXX. Declined loss mitigation. On XX/XX/XXXX, borrower called in and sent a check in through the mailed off today for cure amount. On XX/XX/XXXX, borrower called in to inform that sent a check. On XX/XX/XXXX, borrower called in and verified cure amount due. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates borrower will keep lender paid insurance and cannot get insurance due to bad credit and repairs on home that need to be done. There is no evidence of repairs completed or claim filed. No evidence of 100% inspection done.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195786459	XXXX	XXXX	XXXX	3
[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called out to promise to pay by end of month. On XX/XX/XXXX borrower said daughter just sent payment $X.XX and asked when borrower will be able to pay XXX due. Borrower said don't know yet and is not working, agent informed of grace period. On XX/XX/XXXX servicer called out provided the status of the account and will be making the payment by XX/XX/XXXX of $X.XX. On XX/XX/XXXX and XX/XX/XXXX borrower called in verified full name, last social security number and calling in about disaster impact. Borrower stated XXX and XXX damages inside the house, income was affected. Borrower stated will just making payment within month. On XX/XX/XXXX borrower called to have claims check reissued. On XX/XX/XXXX loss draft department transferred borrower is stating received insurance claims check under the estate of and wanting to change that.  This is not an escrow check,  therefore do not have access to reissue. On XX/XX/XXXX call from borrower states that the bank won't take the check written to the estate of borrower,  advise the insurance company is who needs to reissue. On XX/XX/XXXX borrower called in waiting for insurance company to reissue check under name only. On XX/XX/XXXX called in that  insurance claim check that needs to be endorsed transferred over Loss Draft Department. Skipped to discuss the workout options scripts, stating borrower doesn't need them right now. On XX/XX/XXXX borrower called in use money to do the house waiting the claim check to be deposit was advised by loss draft gonna call back to help borrower. On XX/XX/XXXX authorized third party called in to claims check advised has been trying to get in contact with insurance company. On XX/XX/XXXX called in regarding update on having check reissued. On XX/XX/XXXX calling about an insurance check received for $X.XX. The check is made out to both borrower and the deceased, borrower has been trying to get the insurance company to reissue the check in her name only, but have been unresponsive. Borrower has check with deceased name on check which the bank will not cash with deceased Borrower 2 name on check. Borrower stating that a copy of the death certificate was sent to mortgage company. On XX/XX/XXXX called to make a payment on mortgage. Borrower having trouble cashing an insurance check due to a XXX damage. Agent stated needed to contact the insurance company's loss draft department to resolve the issue. On XX/XX/XXXX borrower refused with the work options and waiting for check from insurance claim agent advise of negative credit report and foreclosure. On XX/XX/XXXX called in to make payment still waiting for claim check with name on it advise check is already on the way. On XX/XX/XXXX calling to get the status of claim check. Advise borrower claim check was delivered to mailing address on file. Borrower said that never received the claim check. Advise borrower to have claim check reissued through insurance company and mail back in for processing. On XX/XX/XXXX stated just got back on feet after taking care insurance can pay $X.XX. On XX/XX/XXXX agent called borrower to discuss a past due payment of $X.XX, which included a late fee and a corporate advance. Borrower stated that the advance was incurred by a previous servicing company and that was having financial difficulties due to a recent disaster.  Agent noted the payment and reissued a check from escrow under the borrower's name and explained the check would take 15 business days to be delivered. On XX/XX/XXXX called in to schedule a payment $X.XX by XX/XX/XXXX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX damage identified for XXX and date of loss is XX/XX/XXXX. Claim classified as non monitored. Received check $X.XX, received on XX/XX/XXXX for XXX. On XX/XX/XXXX XXX damage cause XXX, XXX. On XX/XX/XXXX borrower advised that check for $X.XX is under husband's name and gave information on insurance dispersing check to get fixed. On XX/XX/XXXX homeowner calling to get the status of claim check advise that the claim check was delivered to the mailing address. Borrower said never received the claim check, advise borrower to have claim check reissued through insurance company. There is no evidence of a 100% completed repair inspection.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/25/2025
195761778	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called to remove paperless and asked about why payment increased. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/09/2025
195761596	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, borrower called in to get information to send the check to be endorse. On XX/XX/XXXX, borrower called in and provide claim check tracking number. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates there is evidence of damage due XXX and received the claim. On XX/XX/XXXX, borrower called in to get information to send the check to be endorse. On XX/XX/XXXX, borrower called in and provide claim check tracking number. There is no other evidence related to repairs or claim. No evidence of 100% inspection completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195780330	XXXX	XXXX	XXXX	3
[3] Evidence of environment issues surrounding property.

[3] Property Damage - XXX - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to make the payment. On XX/XX/XXXX the borrower called in about asked about payment related. On XX/XX/XXXX the borrower called in to discuss about authorized payment to include late fee. On XX/XX/XXXX the borrower says will make the payment by the end of the month and had overspent due to XXX. On XX/XX/XXXX the borrower called to discuss status of disaster forbearance and advised hardship affidavit and proof of damage may be required. On XX/XX/XXXX the borrower called in for updates on the account, advice need RMA but wasn't send out and advice will get application via mail.  On XX/XX/XXXX the borrower called to setup an easy pay payment in the amount of $X.XX and informed the customer about the balance is $X.XX. On XX/XX/XXXX the borrower called in to make the payment. On XX/XX/XXXX the borrower called about the XXX and XXX. On XX/XX/XXXX the borrower called in regarding a program that will XXX and XXX because the house has XXX and needs a lot of repairs to it. The borrower discusses about property XXX and XXX related. On XX/XX/XXXX the borrower states property is going to be XXX and XXX by a program in XXX due to XXX found and advised a letter was requested from XXX department. On XX/XX/XXXX the borrower called and requesting acknowledge the home is being XXX. On XX/XX/XXXX the borrower called in to ask relationship manager about a notice of requested XXX and XXX the property. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates there was damage identified. Comment dated XX/XX/XXXX states XXX because the XXX and needs a lot of repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX the property was in a XXX disaster area due to XXX declared on XX/XX/XXXX.
							04/30/2025	05/20/2025
195784012	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called inform that cannot afford a new payment amount because of taxes and insurance increased, the escrow was read and said that the prior company never did this and hung up. On XX/XX/XXXX the borrower was called and was advised of the upcoming payment change effect XX/XX/XXXX due to the escrow, was advised that can look into spreading the escrow for longer period of time, borrower intended to retain the property, options were give to reduce even more if XX month was not approved. Borrower stated that does not believe the payment have been posted correctly. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/29/2025
195777066	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding to make a partial payment and will make XXX payment later this month. On XX/XX/XXXX the borrower called regarding to make payment. On XX/XX/XXXX borrower called to discuss wanted to know about months payment. On XX/XX/XXXX borrower called to have payment be refunded. On XX/XX/XXXX borrower called to be funds are being refunded from duplicate payment and advised details as refund processed and funds being returned. On XX/XX/XXXX borrower called over payment refund that supposed to be bank account and informed that will not be getting refund due to will make account delinquent. On XX/XX/XXXX borrower called to follow up on the account and payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/24/2025
195785760	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period
							04/30/2025	04/14/2025
195760589	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/16/2025
195862826	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not make their payments on time but do not allow the loan to fall delinquent. The loan is performing. Dispute comment: On XX/XX/XXXX dispute resolution letter was sent for tax payments. Also, on XX/XX/XXXX escrow dispute was resolved. here was no further mention about the dispute.
							04/30/2025	05/17/2025
195785661	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							04/30/2025	05/12/2025
195755899	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding the account information and about the ACH payment method. Agent provided the information. On XX/XX/XXXX borrower called to make a payment for $ X.XX and agent processed the payment. On XX/XX/XXXX borrower called to check on the payment made made on XX/XX/XXXX in amount of $X.XX. Agent informed that it was posted to the account on XX/XX/XXXX. There was no additional contact and the loan is in foreclosure
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195769695	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower wanted to know how to get check endorsed. On XX/XX/XXXX, borrower called to go over check that was sent in to be endorsed to which agent advised borrower that the check has yet to be received and try insurance department once they are back. On XX/XX/XXXX, borrower called to discuss account and stated they are unemployed. On XX/XX/XXXX, borrower called to follow up on payment status and also stated that was approved for funding in making payment on the account. Agent advised have not received as of XX/XX/XXXX. Borrower said will cancel the check from insurance company to reissue another. On XX/XX/XXXX, borrower called to make sure the payment was made on XX/XX/XXXX. On XX/XX/XXXX, borrower called to check if servicer have received XX payments from XXX assistance sent on XX/XX/XXXX to which agent advised that it is not showing. On XX/XX/XXXX, borrower called and stated XX payments were mailed by a third party. Agent advised XX checks have not yet been applied but the customer did not have the any of the check information. Agent advised borrower to collect check number, exact amount, date mailed and any tracking information available. On XX/XX/XXXX, Borrower called to see if the insurance claim check funds have been mailed to them, agent offered to transfer to loss draft. Borrower stated that they are still unemployed but will hopefully have a job soon and will call back once they have an updated. On XX/XX/XXXX, borrower called in and stated they are still looking for job and is going to pay $X.XX. While going over unemployment plan borrower said they never agreed to it and the last person they spoke to said they would close it. On XX/XX/XXXX, called borrower but they said busy at this time. There was no additional contact, and the loan is XX+ days delinquent.
Dispute: On XX/XX/XXXX, written credit dispute was received which was resolved by the servicer on the same day.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195775646	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX called in to change expay date as he will not be getting paid on time.  and on XX/XX/XXXX because he made a payment via WU Mctn: XXX for $X.XX, I check and advised that we have not received yet, cure amount explained, will paying XXX in a week, on XX/XX/XXXX borrower called n regarding need to cancel this payment due to borrower sent the payment today via WUQC sent the pmt today via WUQC iao $X.XX.  on XX/XX/XXXX borrower wanted to change payment so he can make it today. Says he will make his fee amounts in XXX different payments when borrower can. And on XX/XX/XXXX borrower called in regarding Customer wants to make a payment today and EDIT the payment of the XX to promise to pay EZpay XX/XX/XXXX in the amount of $X.XX.There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/20/2025
195776108	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, servicer called in and advised of verbal plan and retention options. Advised to make payments to avoid account in delinquent and usually that when legal process begins. Advised if borrower pay principal and interest to later pay the escrow to avoid escrow shortage. Servicer assisted borrower with accessing web account. On XX/XX/XXXX, authorized third party called in to check on retention assistance and wants to know how its work. On XX/XX/XXXX, authorized party called in to take the deferral but will ask for another month. On XX/XX/XXXX, authorized party called regarding the account. On XX/XX/XXXX, authorized party told to wait for appeal before accepting deferral agreement. Advised of amount of delinquent payments and reason deferral was withdrawn. Borrower request to have this escalated and will accept deferral as is. Borrower will make required payment and send in signed deferral offer today. On XX/XX/XXXX, authorized party called in regarding deferral. On XX/XX/XXXX, borrower called in regarding the double payment. Borrower will leave as is for now. There was no additional contact, and the loan is performing.
Dispute Comments: Comment dated XX/XX/XXXX indicates borrower raised the loss mitigation denial dispute and on XX/XX/XXXX resolution letter was sent and dispute was resolved. Thereafter no evidence of dispute mentioned by the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195788268	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in when checking the account caller terminated. On XX/XX/XXXX borrower called in and made the payment and discussed auto payment draft date. On XX/XX/XXXX borrower called in for unpaid principal balance. Advised to borrower account is current and said this is the only account borrower want to discuss. On XX/XX/XXXX borrower called about the other account and wanted know about payment. On XX/XX/XXXX borrower called to inquire about balance on other account and interest rate did not discuss this account. On XX/XX/XXXX borrower called in and provided the consent. On XX/XX/XXXX borrower called in to get balance on the account. Borrower disconnected the call after providing balance. On XX/XX/XXXX borrower called in to tax paid yearly. On XX/XX/XXXX borrower called in to verify the bank account information and auto payment. On XX/XX/XXXX borrower called in as needed to receive the information if the account is on auto payment. On XX/XX/XXXX borrower called in and stated balance is $X.XX. Also, advised 1098 is online. On XX/XX/XXXX borrower called in to obtain the principal balance. On XX/XX/XXXX borrower called in regard to recurring payment. Agent verified the payment is pending and verified the account. On XX/XX/XXXX borrower called in with regard to interest rate. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/07/2025
195775808	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regard to payment. Borrower stated that servicer call too much. Offered the borrower to remove the number. Borrower declined as servicer want borrower to update information all the time. Borrower get paid on XX as borrower is school teacher and going through cancer treatment. On XX/XX/XXXX borrower called in and advised borrower wife is in surgery. Agent offered to schedule the payment, but borrower declined. On XX/XX/XXXX servicer called to borrower and borrower informed that borrower get paid on XX of the month and will make the payment when borrower get paid. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/20/2025
195769015	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to see when they were receive a late fee and also promise to pay in the amount of $X.XX on XX/XX/XXXX. On XX/XX/XXXX, Borrower called and wanted to schedule a payment with debit card which is not allowed and stated they will call back. On XX/XX/XXXX, Borrower called in and promised to pay in the amount of $X.XX on XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and requested to add payment method. On XX/XX/XXXX, Borrower called in to verify if payment has been received. Servicer advised to check with bank for any changes. On XX/XX/XXXX, Borrower called in about payment that they promised to pay but the funds are still in the bank account. Borrower stated they called to bank and had to change the bank account. The account still has the same card number, and they were told that the payment has not come out of from their account. Borrower received a notice for payment being returned. Borrower promised to pay in the amount of $X.XX on XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195776075	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to discuss escrow insurance payments and discuss looking for new insurance. On XX/XX/XXXX borrower called in to make payment for $X.XX and reported excessive obligation as reason for default. On XX/XX/XXXX borrower called in to discuss the account. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195755465	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding claim check information. On XX/XX/XXXX, borrower called in get the address to send and borrower verification entry made. On XX/XX/XXXX and said received notice from the insurance. On XX/XX/XXXX borrower called in verification entry made. On XX/XX/XXXX borrower called in to see how borrower could add the family member to the mortgage. There was no additional contact and currently file is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195785055	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding loan wanted to party bring current from the repayment plan and scheduled payment to bring account current. On XX/XX/XXXX authorized third party called in to confirm account is current. On XX/XX/XXXX authorized third party called in will pay in XXX for full payment. On XX/XX/XXXX authorized third party called in to update bank information. On XX/XX/XXXX borrower called in regarding assistance review or repayment plan. On XX/XX/XXXX authorized third party called in wanting to make separate payments. There was no additional contact. Loan is delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195776299	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							04/30/2025	05/14/2025
195777168	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding the escrow shortage and wants to know if the payment will change. Agent advised they will verify the account after borrower make the XXX payment. On XX/XX/XXXX borrower called to see if servicer received paperwork on his insurance information that he sent over. Agent advised then that it would take 24 hours to be reviewed and updated into the system. On XX/XX/XXXX called regarding the increase in the mortgage payment and agent explained accordingly. On XX/XX/XXXX borrower called regarding the payment which was sent earlier last week. Agent informed they have not received it yet and once received they will apply it to the account. On XX/XX/XXXX servicer called the borrower regarding the payment. Borrower informed they have made the payment along with late fees, but does not know the amount sent. On XX/XX/XXXX the borrower called regarding the a letter they got laying on the door, it was about being behind payment schedule, agent advised that they got the payment and their next payment is due on XX/XX/XXXX. There was no additional contact and the loan is in foreclosure.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/28/2025
195759883	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Prior to the review period, the borrower disputed the deferred balance verbally on XX/XX/XXXX and the servicer advised a dispute process was started. On XX/XX/XXXX and extension for the dispute response was sent. On XX/XX/XXXX comments indicated the dispute research was completed, and the dispute was resolved on XX/XX/XXXX. On XX/XX/XXXX, borrower called regarding deferred balance and requested supporting documents. On XX/XX/XXXX, borrower called for general account information. Comments on XX/XX/XXXX confirmed a modification was completed with the prior servicer. On XX/XX/XXXX, borrower called for refund due to double payment. On XX/XX/XXXX, borrower called for general account information. On XX/XX/XXXX borrower raised a written dispute for the increase to the deferred principal balance and response extension letter was sent on XX/XX/XXXX. On XX/XX/XXXX, borrower called to request XXX month statement and servicer advised statement was not generated yet. On XX/XX/XXXX, borrower called to get the latest billing statement. There was no evidence the most recent written dispute was resolved. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated there was active litigation and comments on XX/XX/XXXX indicated the litigation was resolved but it appears there is still an active lawsuit. Comments on XX/XX/XXXX indicated the lawsuit was filed to seek quiet title to the mortgage. The subject mortgage was named but the lien and lien position were not disputed. The servicer had an answer filed to protect the interests of the subject mortgage and the lawsuit is being monitored. A joint stipulation was filed to confirm the subject mortgage lien priority and to resolve the litigation issue. Comment dated XX/XX/XXXX indicates property is in a XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/16/2025
195765591	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to make payment, the reason for default was updated as Curtailment of Income. On XX/XX/XXXX the borrower was called and was advised of the BK disclaimer, scheduled a payment on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX the borrower called and had question about the payment for XXX, was advised of the payment got in XXX and will use the funds of XX/XX/XXXX to cover for XXX. On XX/XX/XXXX customer called in to schedule a payment. On XX/XX/XXXX the borrower called in to check the cure amount and make a payment for XXX on XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the verbal repayment plan and agreed to the XX months and the ACH. On XX/XX/XXXX the borrower called and requested Mortgage assistance. The customer submitted  the RMA online on XX/XX/XXXX. The customer made the payment on XX/XX/XXXX. On XX/XX/XXXX the borrower called and an ACH was setup according to repayment plan and deleted the payment scheduled the current month. On XX/XX/XXXX Customer called in regards to needing to verify repayment plan. On XX/XX/XXXX the borrower called in and had questions about repayment plan was explained about how repayment plan works, said was looking for insurance. On XX/XX/XXXX the borrower called and was advised that the date cant be changed on the pay plan if the payment was made on the XX, can guarantee the borrower will not default the plan. On XX/XX/XXXX the borrower called and wanted to know if the insurance will cover for the XXX in the XXX, the call was transferred. On XX/XX/XXXX the borrower was called and the loan information was discussed. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX the borrower called and mentioned of a XXX in XXX and wanted to know if the insurance would cover that. The damage is not resolved and remains open.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195769949	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	05/12/2025
195783968	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in take the assistance. On XX/XX/XXXX Borrower called to discuss the payment also inform lost the job and currently getting part time. On XX/XX/XXXX borrower called in and inform don't have funds to agree to mod or cure the account. On XX/XX/XXXX Borrower called in and inform they can afford the repayment plan amount every month and was thinking about to pay the XXX amount of $X.XX Servicer advice the payment change in XXX also advise the repayment plan does not reflect the pay changes starting in XXX due to escrow analysis. also advice the new payment amount as $X.XX starting from XXX. On XX/XX/XXXX borrower called in to make the payment. On XX/XX/XXXX borrower called in set up the payments and was drop out of the plan. On XX/XX/XXXX borrower called in about the repayment plan and the income and also inform about hardship borrower schedule the partial payment. servicer provide the assistance about loss mitigation. borrower inform that they have to do the repairs on property. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195755900	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized party called in and stated received a letter stating short payoff was denied due to missing documents and stated property has been fixed up and does not want anyone staying there right now house is restored and occasionally stays there. On XX/XX/XXXX authorized party called in to adjust additional principle amount that is going to his payment servicer did the adjustment. There was no additional contact and the loan is Performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195789384	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX servicer called verifying the account as borrower was not comfortable in speaking on the account and hung up. As per comment dated XX/XX/XXXX borrower called to schedule payment and emailed confirmation number. As per comment dated XX/XX/XXXX borrower called in regards to check from insurance company that was sent to the public adjuster. Borrower stated that it was told that it was already cashed. Servicer advised nothing was reported or sent so can't be done from their end as far as the getting the funds back since the check didn't come from them. As per comment dated XX/XX/XXXX servicer processed payment of $X.XX and also set up reinstatement. As per comment dated XX/XX/XXXX borrower called to inform that is not impacted by natural disaster and made the payment. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX borrower verified non renewal due to XXX repairs. There are no other comment that indicates the repair is completed or not.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/30/2025
195789269	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX indicates Authorized 3rd party called in to delete duplicate ezpay. Agent deleted the ezpay. On XX/XX/XXXX indicates agent called authorized 3rd party to advise on payment due and states waiting for social security income and requested payment plan. Agent advise repayment plan is not available and discussed workout option. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195763400	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower makes their payments online on time. The loan is performing.
							04/30/2025	05/19/2025
195789334	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On comment dated XX/XX/XXXX borrower called in to make a payment servicer advised of lpi. On comment dated XX/XX/XXXX borrower called in and stated that they made the payment. On comment dated XX/XX/XXXX borrower called in to discuss about account status, servicer advised how to find the P&L statement on the website. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX.No Damages were reported.
							04/30/2025	05/19/2025
195769182	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in about payments. Borrower would prefer deferral and states account in ineligible due to insufficient recent payments however borrower has only had XX returned payment in the last XX months. It also states delinquency exceeds maximum length which is not true as the requirement for the deferral is XX-XX months and borrower is at the XX months. On XX/XX/XXXX called in regarding open work agent was to submit a clarifying comment to request review for deferral. On XX/XX/XXXX called in about status of assistance review. On XX/XX/XXXX borrower said will be making a payment on the account on XX/XX and XX/XX to bring account current. On XX/XX/XXXX borrower called in to confirm pending payment and wanted to know last payment made on account and wanted to make payment for XX/XX/XXXX and XX/XX/XXXX for $X.XX each. On XX/XX/XXXX borrower wants to cancel payment for tomorrow and borrower intentions to keep the property. Agent cancel the payment. On XX/XX/XXXX called in to set up payment and wants to schedule XX/XX/XXXX $X.XX. Set up on XX/XX/XXXX $X.XX for XXX. On XX/XX/XXXX borrower called because has not spoke with agent since XXX and need to speak to and the call was escalated. Borrower advised no retention options and cannot make payment. On XX/XX/XXXX borrower wanted to know what options have advise are not showing any retention options only collateral options. Claims was told keep making payments and the account won't go to foreclosure.  The account is XX months behind so now the account is in foreclosure status advised at this time borrower can try to reinstate the account because a payment wont be accepted by the system. On XX/XX/XXXX borrower stated intentions are to keep property provided attorney contact number, advise account shows balance disputed and advise reinstatement quote was mailed XX/XX/XXXX. Agent stated unable to open workout because account is not eligible for assistance. On XX/XX/XXXX borrower states would like to bring current and requested XX month repayment plan. On XX/XX/XXXX borrower called in to go over last conversation with an XXX agent advise there was a repayment plan submitted for review but still pending approval. Agent advise will have to do a new one and will send it for review, borrower did not want to add phone number said just email. On XX/XX/XXXX borrower called in to make a payment towards repayment plan will be sending certified funds over bank wire in next days. On XX/XX/XXXX called in making even $X.XX wire transfer. On XX/XX/XXXX borrower called in asking if got first repayment plan advise borrower yes did. Borrower states can change the date of the repayment plan, agent told can't change the date. There was no additional contact, and the loan is performing. On XX/XX/XXXX account shows balance was disputed. On XX/XX/XXXX, a written loss mitigation dispute was received. On XX/XX/XXXX dispute was resolved. There was no further mention about the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/08/2025
195772659	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Borrower called in about the payment changing and why it was so high. They went over escrow and the over payment made to taxes and got an over payment. They still trying to get repairs done on the home. On XX/XX/XXXX, Borrower called in discussed the account. On XX/XX/XXXX, Borrower called in and made a payment. On XX/XX/XXXX, Borrower called in and wanted to make a payment in the amount of $X.XX on dated XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to discuss the account and wanted to make payment for $X.XX. On XX/XX/XXXX, Borrower called to make a payment. On XX/XX/XXXX, Borrower called in and set up a payment. On XX/XX/XXXX, Borrower called in and make a XXX payment for $X.XX on XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and make EZ pay for XXX payment for $X.XX on dated XX/XX/XXXX and keep the property intend. On XX/XX/XXXX, Borrower called in regarding to set up a payment. On XX/XX/XXXX, Borrower called in to account discussed. On XX/XX/XXXX, Borrower called in to schedule a payment for $X.XX on XX/XX/XXXX. On XX/XX/XXXX, Borrower called in for discussed the account and call was ended due to system issue. On XX/XX/XXXX, Borrower called in to schedule a payment. They went over escrow analysis. Servicer advised we can do a new escrow analysis due to insurance going down and new payment is $X.XX starting in XXX. Advised we can make the lesser payment today due to no escrow shortage. Borrower wants to keep the property intend. On XX/XX/XXXX, Borrower called in and stated they have no time to go over this account. On XX/XX/XXXX, Borrower called in to discuss to keep the property and escrow, monthly statement. Borrower promised to pay in the amount of $X.XX on XX/XX and $X.XX on XX/XX. On XX/XX/XXXX, Borrower called in to discuss the account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on XX/XX/XXXX indicates XXX. They are calling to get repairs. Comments on XX/XX/XXXX indicates home was damaged and they still are trying to get repairs done. Comments on XX/XX/XXXX indicates borrower went over the dispute option. On XX/XX/XXXX indicates borrower discussed and review for dispute. Also, in contact with repair company and insurance to discuss the repairs. On XX/XX/XXXX indicates repairs are just started but that was not constant. On XX/XX/XXXX indicates servicer advised to open hazard claim. Borrower stated the repairs are still on going and it is a slow in process and the word started about 3 weeks ago. Still is not completed. On XX/XX/XXXX indicates Borrower still trying to get repairs done on the home. There is no evidence of repairs completed, or 100% inspection done.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/14/2025
195769297	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX.On XX/XX/XXXX borrower called in to now about the endorsement check mailing address. On XX/XX/XXXX borrower called in to check about the website and reset the password. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/18/2025
195773351	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower said the check of payment was sent and will catch up on loan. On XX/XX/XXXX Borrower called to discuss delinquency and scheduled payment servicer offered retention and borrower declined assistance. On XX/XX/XXXX borrower made payment and said working on next payment servicer advised the account status. On XX/XX/XXXX Borrower called and advised of making payment and provided reason for default has been in hospital and got bit behind, Borrower lowering the insurance and taxes will inform of changes and servicer waived off the late fees for borrower and analyzed the account for lower payment. On XX/XX/XXXX Borrower stated cannot make a payment until XXX. As per comment dated XX/XX/XXXX borrower scheduled payment and promised to pay.  On comment dated XX/XX/XXXX Borrower called and made payment. On XX/XX/XXXX Borrower called and said will make XXX payment on XX/XX/XXXX. on XX/XX/XXXX Borrower made payment and servicer offered modification. As per comment dated XX/XX/XXXX Borrower said is in XXX on vacation and does not know when will be back from vacation Servicer resent documents packet for borrower to find when borrower gets back home. On XX/XX/XXXX Servicer called and went over the way how not to get the processing fees and asked borrower would like to continue with processing fees and borrower agreed to the processing fee of $ X.XX. And setup the payment of $ X.XX on XX/XX/XXXX. On XX/XX/XXXX Borrower stated will make payment later. On XX/XX/XXXX Borrower stated will be making a payment on XX/XX/XXXX for the month of XXX payment. On XX/XX/XXXX Servicer spoke with borrower, and setup the payment, borrower said will call back to discuss assistance options or getting back on track. And was out of town and not feeling well one payment was taken. On XX/XX/XXXX Borrower gave permission to speak to family and servicer provided with account information. As per comment dated XX/XX/XXXX Borrower added family member to the call and given consent to speak. Called on verbal plan and promised to pay. On XX/XX/XXXX Borrower called to make next plan payment. On XX/XX/XXXX borrower stated cashier's check in the amount of $ X.XX was mailed. As per comment dated XX/XX/XXXX Servicer called borrower, and borrower said the check in the amount of $ X.XX was mailed servicer advised it's still not received. On XX/XX/XXXX borrower called in to verify if the payment is received or not. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/14/2025
195768845	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/30/2025
195759070	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX4 borrower called in to confirm if payment received for $X.XX servicer advised of missing documents borrower stated is trying to bring the account current and wants to close workout. On XX/XX/XXXX borrower called in to follow on payment application and stated does not want any assistance. On XX/XX/XXXX borrower called in regards client deposit for $X.XX bill pay for XX principle and interest transaction. On XX/XX/XXXX borrower called in and stated had to file for bankruptcy chapter XX and attorney advised servicer sent letter stated borrower has payment pending since XX/XXXX and account may be in foreclosure and informed escrow payment was processed today for $X.XX borrower requested to speak to bankruptcy department. On XX/XX/XXXX borrower called in to make sure payment will go down and will try to make another payment this month. On XX/XX/XXXX borrower called in as having questions on last payment. On XX/XX/XXXX borrower called in regards payment went over escrow and stated will send the payment during this week for the amount of $X.XX through bill pay and requested upon received extra to be applied towards escrow. On XX/XX/XXXX borrower called to make payment for escrow. On XX/XX/XXXX borrower called in to make payment for $X.XX and performed escrow analysis. On XX/XX/XXXX borrower called in regards her payment. On XX/XX/XXXX borrower called in had a duplicate payment. On XX/XX/XXXX borrower called in with query on last payment servicer provided details for the same. On XX/XX/XXXX borrower called in to make payment for $X.XX. On XX/XX/XXXX borrower called in to discussed how to get Home equity line of credit. There was no additional contact and the loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195767756	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to make payment in the amount of $X.XX, agent accepted payment and provided confirmation number, borrower decline workout options. O XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX borrower called to make a payment in the amount of $X.XX and decline loss mitigation options. On XX/XX/XXXX borrower called about the account status and review modification options, borrower not interested on options. On XX/XX/XXXX borrower called and promise to pay in the amount of $X.XX. On XX/XX/XXXX borrower called to make a payment. On XX/XX/XXXX agent called borrower about account status, borrower promise to pay $X.XX by XX/XX/XXXX via bill pay. On XX/XX/XXXX borrower called to make payment of $X.XX, schedule today for XXX payment. On XX/XX/XXXX borrower called to processed payment of $X.XX, agent provided explanation of all workout options. On XX/XX/XXXX borrower called to make a payment on their mortgage, agent confirmed the payment of $X.XX scheduled for XX/XX/XXXX. On XX/XX/XXXX borrower called to make payment of $X.XX. On XX/XX/XXXX borrower called to make payment of $X.XX and also inquire about the homeowners insurance payment. On XX/XX/XXXX borrower called about the insurance claim status, call was transferred to insurance department. On XX/XX/XXXX borrower called to make a payment on their mortgage and wanted to pay $X.XX, agent suggested to pay $X.XX to cover one months payment. There was no additional contact and the loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX borrower called insurance company to report awing damage due to XXX and there is no any evidence found regarding repair were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/28/2025
195771749	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period
							04/30/2025	05/01/2025
195778256	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding to send insurance check and can get XXX replaced. On XX/XX/XXXX the borrower called regarding payoff quote. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates there was a XXX damage and insurance check so can get XXX replaced and no indication of repairs were started yet, and no claim has been filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195782115	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding reference to claim and to issues with stating special handling and advised acquired loan after date of loss occurred and claim needs to be manually classified to figure out how the claim is handled. On XX/XX/XXXX borrower called regarding about claim check was sent regular mail to property address and to be received in 7-10 days and advised additionally claim check received to contact. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates there was damage on the property XXX on date of loss XX/XX/XXXX. Comment dated XX/XX/XXXX states claim classified as non-monitored and review of claim on XX/XX/XXXX. Comment dated XX/XX/XXXX indicates loss draft check received for wind and to the check claim status. Comment dated XX/XX/XXXX states endorse, and release check received $X.XX and advised the claim process. There is no evidence of repairs were completed by 100% in the file.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/18/2025
195832226	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX The borrower called in regarding the payment which was made online and changing insurance companies and get the information on current insurance company. On XX/XX/XXXX The borrower does not want to ACH or to schedule payment. On XX/XX/XXXX An authorized third party answered the call and stated borrower was not able to speak will call back. On XX/XX/XXXX The borrower is waiting on some funds than will make the XX/XX payment. On XX/XX/XXXX Borrower called in regarding the payment which was already posted payment due and went over the escrow analysis. On XX/XX/XXXX An authorized 3rd party called and stated did not wanted to make payment until funds are secured.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported. Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/13/2025
195779017	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding partial release process ordered payoff and set up reinstatement and to make a payment. On XX/XX/XXXX the borrower called and inquired about partial release and intend to sell a portion of the property and advised to send letter of intent and confirmed schedule payment. Borrower discussed credit counselling, reinstatement, repayment plan, forbearance, modification, deed in lieu and short sale. On XX/XX/XXXX the borrower called to make a payment and provided the estimate payoff sent confirmation to the email. On XX/XX/XXXX the borrower called inquiring about partial release and selling the portion of the property. On XX/XX/XXXX reason of call needs a copy of the partial release requirements to be sent. On XX/XX/XXXX the borrower called regarding to make a payment and payment schedule. on XX/XX/XXXX the borrower called to schedule payment. On XX/XX/XXXX borrower was called regarding payment scheduled on XX/XX/XXXX and payment options related. On XX/XX/XXXX and XX/XX/XXXX the borrower called would be regular payment by phone and also informed that received two parcels and advised borrower to send the information to research team. On XX/XX/XXXX the borrower called verbal authorization provided to request for regular partial release. On XX/XX/XXXX the borrower calls about account and partial released wanted update on the account. On XX/XX/XXXX and XX/XX/XXXX authorized third party called partial release and advised sent in partial release request and partial lien release. On XX/XX/XXXX borrower called for all funds related. On XX/XX/XXXX the borrower called processing the payment and funds available by the end of the month and unable to login in the website. On XX/XX/XXXX the borrower called having issues with an appraisal for a partial release of land was purchasing and undergoing cancer treatment and can't have people in home for full appraisal. On XX/XX/XXXX borrower called servicing to inquire about homeowner insurance and received a letter from XXX stating that needed to make improvements to the home before they would renew the insurance. On XX/XX/XXXX the borrower called in regarding to make a payment. On XX/XX/XXXX the borrower called to inquire about FICO credit score. On XX/XX/XXXX the borrower called to schedule XXX payment and discuss an insurance issue. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates there was a XXX needs to be improved and can renew insurance policy and dated XX/XX/XXXX states borrower selling home and needs to get a new XXX and avoid being dropped by insurance company. There was no evidence that repairs were started.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/29/2025
195792135	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower wants to make XXX payment on XX/XX and said will try to get caught up on their own. On XX/XX/XXXX, borrower called to schedule monthly payments. On XX/XX/XXXX, Borrower called and wanted to delete the payment dated for XX/XX/XXXX in the amount of $X.XX and wanted to change the payment dated for XX/XX/XXXX to XX/XX/XXXX in the amount of $X.XX due to their bank account being frozen. Borrower declined the verbal repayment plan. On XX/XX/XXXX, borrower called to postdate XXX payment for XX/XX and XXX payment for XX/XX and processed XXX payment today. On XX/XX/XXXX, Borrower called to discuss account and entry made for EasyPay on XX/XX/XXXX and check amount $X.XX. On XX/XX/XXXX, Borrower called about changing payment date to XX/XX/XXXX. On XX/XX/XXXX, borrower called to discuss account and EasyPay entry made for XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, Borrower called in to discuss account. Advised of possible impact on credit when payment not made in month due also advised of eligible retention and verbal plans. On XX/XX/XXXX, Borrower stated they will be calling by the end of the month to make the payment by XX/XX/XXXX to make the payment over the phone. On XX/XX/XXXX, borrower called in to make the payment. On XX/XX/XXXX, borrower called in to make the payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/09/2025
195781382	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and wanted to know total past due amount. The borrower called on XX/XX/XXXX and said never wanted to be offered ACH. On XX/XX/XXXX the borrower called and stated locked out of the account / unlocked account and reset the password, customer set up the XXX payment for XX/XX. On XX/XX/XXXX the borrower requested for the modification agreement from XXXX. On XX/XX/XXXX the borrower called and advised of the step rate change. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/30/2025
195767743	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates claim classified as non-monitor claim and check was received in the amount $ X.XX and  $X.XX. Comment dated XX/XX/XXXX indicates endorse and release letter was sent and damage type is unknown and date of loos is XX/XX/XXXX. Reviewed claim check of $X.XX and $X.XX sending for endorse and release. Comment dated XX/XX/XXXX indicates check was endorse and release claim was close. Comment dated XX/XX/XXXX indicates loss draft check was issued in the amount of $X.XX. Comment dated XX/XX/XXXX indicates reviewed claim check of $X.XX and send for endorse and release. Comment dated XX/XX/XXXX indicates loss draft check was received in the amount of $X.XX. Comment dated XX/XX/XXXX indicates reviewed claim check of $X.XX and send for endorse and release and claim was closed. There is no evidence of 100% inspection or repair completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							04/30/2025	04/25/2025
195759221	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in and stated will be making online payment tomorrow. On XX/XX/XXXX, borrower was called on cell and stated they will call back to set up a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicate, the property is located in a disaster area due to XXX on XX/XX/XXXX.
							04/30/2025	05/12/2025
195755976	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower hung up in the middle of getting supervisor and made a payment in the amount of $X.XX. Borrower wanted to know the last payment made. Advised to borrower that still in bankruptcy chapter XX. On XX/XX/XXXX advised to borrower that account is not in bankruptcy and borrower wanted to speak to supervisor. On XX/XX/XXXX servicer called to borrower and borrower refused to answer questions regard to bankruptcy. On XX/XX/XXXX servicer called to borrower and borrower disconnected the call. On XX/XX/XXXX Borrower called in to discuss the retention application and to discussed modification was denied. Agent gave reason and discussed the repayment plan option which was offered. Borrower stated amounts are too high. Gave HAF number and information regarding principal and interest payment. Borrower stated would like to remove forward with principal and interest and think about all options will call back soon after decision is made. On XX/XX/XXXX borrower called in and wanted to spoke to last associate. Agent advised agent can assist but borrower refused and hung up. On XX/XX/XXXX borrower called in and made payment in the amount of $X.XX. On XX/XX/XXXX servicer called the borrower and borrower stated that borrower though XXX was already paid. Agent went over last few payments and informed no payment in XX/XXXX. On XX/XX/XXXX servicer called the borrower and stated they want to know how borrower can see payment history. Advised to borrower that agent can send them a copy of the payment history. Borrower stated they can no longer discuss account and disconnected the call. On XX/XX/XXXX borrower called in to make a payment and see if servicer have sent out the requested documents. On XX/XX/XXXX borrower called regarding call that they have received. Borrower stated they will make the payment today of $X.XX. On XX/XX/XXXX borrower called to check on XXX payment and agent advised it was paid. On XX/XX/XXXX borrower called in made a payment in the amount of $X.XX. On XX/XX/XXXX servicer called the borrower and borrower stated will make a payment sometime next week. On XX/XX/XXXX borrower called in and made a payment in the amount of $X.XX. On XX/XX/XXXX borrower called in and made a payment in the amount of $X.XX. On XX/XX/XXXX borrower called in and made a payment in the amount of $X.XX. On XX/XX/XXXX borrower called in and made a payment in the amount of $X.XX. On XX/XX/XXXX borrower called in and made a payment in the amount of $X.XX. On XX/XX/XXXX borrower called in and made a payment in the amount of $X.XX. On XX/XX/XXXX servicer called the borrower and borrower stated could not talk right now and will call back. On XX/XX/XXXX borrower called in and made a payment in the amount of $X.XX. On XX/XX/XXXX borrower called in and made a payment in the amount of $X.XX. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The proof of claim was filed XX/XX/XXXX.  As per the comment dated XX/XX/XXXX motion for relief was filed on XX/XX/XXXX and per comment dated XX/XX/XXXX relief was granted and bankruptcy was closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/09/2025
195787757	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called in questions regarding payments. On XX/XX/XXXX authorized third party called in to schedule payment. On XX/XX/XXXX called in to check why sent check agent advise escrow refund. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicates the property is in a XXX disaster area due to XXX on XX/XX/XXXX. No damages were reported.
							04/30/2025	04/16/2025
195766067	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							04/30/2025	04/14/2025
195758864	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called and asking if we accept payment, underwriter stop accepting payment. On XX/XX/XXXX borrower called and states XXX. on XX/XX/XXXX borrower called and would like to to look up for the check for flood insurance from XXX that has been cashed on their name back in XX/XX/XXXX, call was transferred to insurance department. On XX/XX/XXXX borrower called to inquire about a XXX and insurance claim check that was cashed with out their knowledge. On XX/XX/XXXX as per the comment XX/XX/XXXX borrower called insurance department about new claim for XXX damage with date of loss XX/XX/XXXX, agent advised the same. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per the comment dated XX/XX/XXXX borrower called insurance department regarding new claim for property damage due to XXX with date of loss XX/XX/XXXX, claim check received in the amount of $X.XX and $X.XX provided by XXX and there is no any evidence found regarding repair were completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195778177	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in to reset password and scheduled payment on website. On XX/XX/XXXX Borrower called in to discuss account details and had one payment left on the plan but informed can't make the payment. On XX/XX/XXXX Coborrower stated primary borrower still receiving unemployment benefit and scheduled payment. On XX/XX/XXXX Co borrower called for last payment and informed primary borrower is still getting unemployment and will be going back to work from XXX. Borrower wanted to know the next step. Servicer advised to allow some time since they made the last payment of the plan. On XX/XX/XXXX Coborrower called in stated the unemployment forbearance plan was ending. Servicer advised to call after the payment posted to see what is noted as next step and also advised the next step will be to submit Request for Mortgage Assistance and also explained why to find line. Coborrower stated borrower is scheduled to return to work from being on medical/disability Servicer advised for retention option. On XX/XX/XXXX borrower called in to check account and stated that primary borrower is back to work and need help to get caught up servicer advised unable to open retention review at this time. On XX/XX/XXXX borrower called to check on account. On XX/XX/XXXX Servicer called borrower wanted to go over any assistance servicer advised secured XX payments. As per comment dated XX/XX/XXXX servicer advised no options for mortgage assistance at this time is available. On XX/XX/XXXX Co borrower called to know what they could do to get account caught up servicer advised no other Request for mortgage assistance available other than liquidation. Coborrower will try to get some funds. On XX/XX/XXXX coborrower stated they did not request retention review to be closed still needs assistance and wants to cancel the payment of XX/XX/XXXX IAO $X.XX. As per comment dated XX/XX/XXXX servicer informed informed the borrower about the balance amount and informed the borrower there are no option for loss mitigation options available with us. Borrower uploaded a letter in writing to us regarding not wanting the assistance review closed out. On XX/XX/XXXX Co borrower called to see if letter was received. Asked to talk to a supervisor about curing the account and transferred the call servicer advised no retention options available at this time and the only option is to reinstate borrower stated that can pay half of the cure amount and will call back to make the payment. On XX/XX/XXXX Customer called to follow up on the payment application of the $X.XX. Servicer Advised the process has started with the payment reversal to re-apply as principal and interest payments. Also advised should be completed by next XXX. and advised to check the website for the next payment due date. Borrower tried to submit the RMA online, however wanted to wait until receives the hard copy instead. On XX/XX/XXXX Borrower called in discuss account and promise to send document. On XX/XX/XXXX co borrower stated borrower is getting unemployed so wants the account reviewed for assistance again because of that. servicer opened workout for unemployment. Verified escrow is negative at $X.XX. On XX/XX/XXXX Borrower called in and went over all documents needed and stated will send it. On XX/XX/XXXX Co borrower called to confirm the pending amount and will send the pending amount. On XX/XX/XXXX Co borrower stated uploaded documents. Servicer advised it is in review, and we should have an update next week. On XX/XX/XXXX Borrower called in to go over missing/rejected docs for workout, So the Request for mortgage assistance  was rejected due to section XX needing U/E information which was sent in and verified on XX/XX, also was rejected based off of needing paystub which was also verified on XX/XX, so we should be able to update, also sent in HOA which I attached as well, also will be sending in full XXXX/XXXX taxes and XXX bank statement since servicer already have. On XX/XX/XXXX Coborrower called in regarding general questions about payment and missing documents. On XX/XX/XXXX Servicer advised customer we need the documents bank statement in which reflecting deposit on XX/XX/XXXX Office pay Need clarification on whether borrower is receiving income from these deposits or not. If yes then need POI docs for the same. On XX/XX/XXXX Co borrower called to see if servicer had received all the documents for a retention workout.  Servicer notified coborrower that the last document was received on XX/XX/XXXX and that coborrower would receive a letter involving the review decision within 30 days of XX/XX.  on XX/XX/XXXX Servicer clarified was no more self-employed. On XX/XX/XXXX servicer called back and confirmed for workout was under review. On XX/XX/XXXX Servicer called borrower and advised will call back within a week.  On XX/XX/XXXX Co borrower called in and stated will make the XXX payment next week XX/XX/XXXX.and also wanted to know the status of retention option servicer advised borrower that needs bank statements o borrower stated that will wait until received that was mailed out on 0/XX/XX/XXXX and resubmit the bank statement to the email. On XX/XX/XXXX co borrower called in needing to speak to relationship manager. Servicer advised of the loss mitigation denial. Borrowers advise once the relationship manager calls back will think about the short-term repayment plan. On XX/XX/XXXX Servicer called back borrower stated prior representative was eating during call and one of the denial reasons was not getting unemployment benefits, Borrower get disability not unemployment benefits. Borrower will send appeal letter and will make XXX payment by XX/XX and discussed about escrow review and new payment. Borrower was only due for XXX when the letter was generated not due to XX months due and discussed about account. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/10/2025
195761246	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in regarding hardship due to just receiving a medical transplant. On XX/XX/XXXX Borrower called in regarding loss mitigation assistance and hardship is not over had medical issue went over documents needed. On XX/XX/XXXX borrower called in regarding status of account and advised documents needed and want to apply for XX-monyh deferment not a mod advised to send necessary documents and will submit for review not a guarantee of approval. On XX/XX/XXXX borrower called in asked for status and advised was submitted XX/XX/XXXX waiting on approval or denial, advised will send request to underwriter team. On XX/XX/XXXX borrower called in regarding approved deferment for XX months. There was no additional contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/01/2025
195755421	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The borrower does not make their payments on time. The loan is in delinquent status. Comments on XX/XX/XXXX indicated the property is in a XXX disaster area due XXX XX/XX/XXXX. No damages reported.
							04/30/2025	05/04/2025
195925845	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called and said they will be sending most recent XX pay stubs. On XX/XX/XXXX, borrower called for EZ pay changes in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX, borrower called in for update on documents for the assistance request to which agent advised that they have received pay stubs on XX/XX/XXXX which is not acceptable. However, need to XX pay stubs should be less than XX days old showing gross pay, deductions and net pay along with year-to-date totals. On XX/XX/XXXX, borrower called and clarified deposits from "XXX Treas 310 misc." were disaster relief funds to XXX. On XX/XX/XXXX, borrower called to receive assistance with signing into their account on the website. Agent reset the password, and the call got disconnected. On XX/XX/XXXX, borrower stated will print and fax back deferral from XXX scheduled EZPays for XXX, XXX and XXX payments. On XX/XX/XXXX, borrower called and wanted to know the fax number for where to send the deferral EOC. On XX/XX/XXXX, borrower called to verify the payment for XX/XX/XXXX was already submitted to which agent gave confirmation. On XX/XX/XXXX, borrower called to schedule payments. On XX/XX/XXXX, borrower called in for natural disaster and account discussion. On XX/XX/XXXX, borrower called to schedule three payments but scheduled XX payments for XX/XX/XXXX, in the amount of $X.XX and XX/XX/XXXX, in the amount of $X.XX. On XX/XX/XXXX, borrower called in to discuss account and scheduled EZPay in the amount of $X.XX for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX respectively. On XX/XX/XXXX, borrower called in to see if the payment is received by the servicer also, they have locked themself out of online account so needed to unlock it. Borrower intends to keep the property. There was no additional contact, and the loan is XX+ days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: As per comment XX/XX/XXXX, indicated the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/17/2025
195772537	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to get monthly statement and representative advised to login on portal. On XX/XX/XXXX borrower called to get copy of modification agreement and note. Representative sent docs via email. On XX/XX/XXXX borrower called to get help to login their account. On XX/XX/XXXX borrower called in to give authorization to third party and third party requested for mortgage info, prior servicer mod info and total principal balance since the transfer.  There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195792044	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
							04/30/2025	04/17/2025
195777997	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received [2] Current Status - Delinquent [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding account information and agent offered loss mitigation options and borrower declined. Borrower mentioned they will mail cashier's check having $X.XX for XX/XX. On XX/XX/XXXX borrower mentioned they will make XX payments in XXX to bring the loan current. On XX/XX/XXXX borrower called to follow up with the payment and mentioned they are going through a hardship since husband passing away. Agent  discussed the account and borrower confirmed they will be XX month behind scheduled payment. On XX/XX/XXXX servicer called the borrower and got the information not knowing when they will be able to make next months payment and said they had to reach out to someone. On XX/XX/XXXX servicer called the borrower and borrower said that they will make payment and that they will bring the account current before the XX. On XX/XX/XXXX borrower called and said they will be making the payment on XX/XX/XXXX. On XX/XX/XXXX borrower called and mentioned will make payment by XX/XX/XXXX. On XX/XX/XXXX servicer called home and mentioned their son will send a payment. Borrower also stated they will continue making payments on the account. On XX/XX/XXXX servicer called and got the information borrower will not be able to make payment. On XX/XX/XXXX servicer called and got the information that borrower already mailed a check for $ X.XX. On XX/XX/XXXX borrower called and requested to remove their name for call list since their son is making the payment on their behalf and agent discussed assistance options. On XX/XX/XXXX borrower called and mentioned we were in the process of scheduling payment but the account we have on file borrower isn't an authorized signor and will get their son to call and make the two payments. Called further and informed the borrower that they are due for XX/XX. On XX/XX/XXXX borrower called and mentioned they sent a cashiers check in XX/XX to handle account delinquency.  Agent suggested the borrower to send the proof in regards to payment sent,  so they can further review the account. On XX/XX/XXXX borrower called regarding the information the month they became past due. Agent informed there was no payment received form XX/XXXX onward. here was no additional contact and the loan is XX days delinquent.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: As per the comment dated XX/XX/XXXX  the property is located in a disaster area designated by XXX. XXX disaster number ((XXX) declared on XX/XX/XXXX for XXX and no damage found.
							04/30/2025	05/12/2025
195773544	XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower will call back because they were driving. On XX/XX/XXXX the borrower promise to pay $X.XX on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX borrower called and stated that home was impacted by XXX and they had lender placed insurance claim was denied. Agent advised to call back and advised to contact XXX. Borrower has payment scheduled for XX/XX for the XXX payment and they will call back on XX/XX -XX/XX for verbal repay plan and declined retention. On XX/XX/XXXX borrower called in to discuss account and received assistance from XXX. On XX/XX/XXXX Agent called borrower about the account and the missing documents. On XX/XX/XXXX borrower called in to notify that they made a payment through XXX and wanted relationship manager to call back them. On XX/XX/XXXX borrower called in to request if they received the payment that was sent by XXX on XX/XX/XXXX. Agent explained borrower that they still have not received the payment and borrower disconnected the call. On XX/XX/XXXX borrower called in to see if they will be mailing $X.XX until the review is completed. Agent will send $X.XX on tomorrow. On XX/XX/XXXX borrower called in to discuss account. On XX/XX/XXXX borrower called in regarding account status, payment , XXX, XXX, out of power for 7 days, lost a family member in XX/XXXX. borrower stated was recently denied and discussed request for mortgage assistance option. Borrower accepted assistance and agent went over required documents. Borrower did not want to schedule a payment today they will send funds via XXX in the amount of $X.XX. Borrower called in regarding making payment tomorrow or XXX and unable to complete all the questions for disaster template due to call disconnected. On XX/XX/XXXX borrower called in regarding requested to close the mortgage assistance and explained that they were impacted by XXX. Borrower set up payment for $X.XX to catch up from XXX. Borrower had some unfortunate events but they able to make payments moving forward and requested the closure of retention workout. On XX/XX/XXXX borrower wanted to know the reason for calling them. On XX/XX/XXXX borrower called in to discuss the payment arrangements and stated they were going to call in tomorrow make the payment on demand notice in the amount of $X.XX. Borrower is interested in repayment plan but need some time to think it over. On XX/XX/XXXX agent called borrower about payment and informed they will make the payment soon. On XX/XX/XXXX borrower made payment via XXX. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX borrower called and stated that home was impacted by XXX and they had lender placed insurance claim was denied. On XX/XX/XXXX borrower called in regarding XXX, XXX. On XX/XX/XXXX indicates borrower was impacted by XXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area XXX due to XXX declared on XX/XX/XXXX. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area XXX due to XXX declared on XX/XX/XXXX.
							04/30/2025	05/17/2025
195787724	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower  called and said had damage to the home and he made a claim and got the check it was issued to him and JP Morgan and was advised  needs to contact the insurance company did not see any claims open line transferred over to lost draft department for more assistance on his call. On XX/XX/XXXX borrower called in line transferred to insurance department. On XX/XX/XXXX borrower called as received check from the insurance from a claim but is also under JP Morgan chase bank and needs information on note holder. On XX/XX/XXXX line transferred to insurance department. On XX/XX/XXXX borrower was advised we do not accept credit cards and made a P&I payment. On XX/XX/XXXX borrower called as had claim questions. On XX/XX/XXXX borrower  wanted to be transferred to the claims department.  There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicate that there is a damage to the property and claim is been filed and the check is been received.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicate  this property is located in a disaster area designated by XXX declared on XX/XX/XXXX.
							04/30/2025	05/09/2025
195780251	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not make their payments on time. the loan is delinquent.
							04/30/2025	05/19/2025
195772600	XXXX	XXXX	XXXX	3
[3] Property Damage - UTD - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower wanted to add their attorney as an authorized third party. Borrower stated they have sent all documents for review as of XXX to which agent advised that the review started in XXX so would need new RMA for review and that is only remaining document. Borrower stated that repairs are going well. On XX/XX/XXXX, Authorized 3rd party called to schedule payment. On XX/XX/XXXX, authorized 3rd party called to know if they can pay XX/XX and said everything was sent by the attorney. On XX/XX/XXXX, borrower called to cancel ACH as they want to split the payment. On XX/XX/XXXX, Authorized party called to make the payment. On XX/XX/XXXX, Borrower states that the XXX payment via ACH has not come out of their account. Borrower intends to keep lenders placed insurance. EZPay payment set up and borrower stated they received home assistance for $X.XX and states that they covered fees on account. On XX/XX/XXXX, Borrower called in to discuss the account. On XX/XX/XXXX, borrower called to discuss the account and promise to pay on XX/XX/XXXX check amount $X.XX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX, customer advised that the repairs are going well.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195784968	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the account. On XX/XX/XXXX the borrower called again and the account was discussed. On XX/XX/XXXX the borrower called and wanted to make payment. On XX/XX/XXXX the borrower called to discuss the account. On XX/XX/XXXX borrower called to have the account discussed. On XX/XX/XXXX borrower called and wanted to go over the escrow analysis also stated the reason for paying late as had medical bills, declined RMA options. On XX/XX/XXXX the borrower called with regards to escrow and payment change and asked about the trial modification again, wanted to get a fixed rate and was advised for that will have to refinance, borrower said that will be sending payment in a couple of weeks. The borrower called on XX/XX/XXXX and discussed RMA and escrow shortage.  Borrower called on XX/XX/XXXX to discuss the missing documents and discussed the RMA application step by step. On XX/XX/XXXX the borrower called with regards to the documents. On XX/XX/XXXX the borrower called to inquire if the servicer had received the documents. Borrower called on XX/XX/XXXX to get an update on the account. On XX/XX/XXXX the borrower called to discuss the escrow and why the insurance was decreased, stated payment will be received at the end of the month. On XX/XX/XXXX the borrower called to discuss the documents needed on account, was advised of the requirement of the most recent years filed federal tax returns. On XX/XX/XXXX the borrower called to check the status of the workout. On XX/XX/XXXX the borrower called and made payment,  inquired assistance review status and advised that have sent in updated insurance policy information, advised have sent over updated premium information and inquired details of payment changes, was advised no payment change has taken effect and advised system still reflects premium amount and once insurance is updated payment changes will take effect. On XX/XX/XXXX the borrower called for the assistance options and writing an appeal letter, said will pay what can be paid. Borrower called on XX/XX/XXXX regarding email sent for appeal  was advised give about 30 days waiting on assistance to make payment as its high and interest rate low. On XX/XX/XXXX the borrower called and the account was discussed. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called and was advised to send the appeal copy again and add the loan number in the subject line because the email was not attached to the account that was sent in XX/XX/XXXX and was also advised why the modification was declined. On XX/XX/XXXX the borrower called in regards to a letter sent to appeal the interest rate and stated will not make payment until the end of the month and declined assistance and verbal plan. The borrower called on XX/XX/XXXX and advised of curing the balance, said will call back to make payment on XX/XX/XXXX and refused to setup the payment, servicer advised if a minimum amount could be paid to top-up the escrow this month in XX/XXXX. The borrower called on XX/XX/XXXX to make a payment. On XX/XX/XXXX the borrower called and made payment. On XX/XX/XXXX the borrower called made payment and said will call back tomorrow when systems are working. On XX/XX/XXXX the borrower called and was advised of the late fee balance, borrower asked about the escrow shortage. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195769867	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/14/2025
195792626	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	05/06/2025
195793103	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to set up a payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/20/2025
195987950	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and advised payment was made by family member. On XX/XX/XXXX servicer called the borrower and borrower advised payment was mailed two weeks ago. On XX/XX/XXXX borrower called in and advised payment was mailed in the previous week and servicer advised payment was not yet received. On XX/XX/XXXX servicer called the borrower and borrower advised payment was sent by regular mail. On XX/XX/XXXX borrower called about removing another borrower from the loan account and servicer advised borrower cannot be removed without refinancing the loan. On XX/XX/XXXX borrower made partial payment and advised will call back to discuss loss mitigation options. On XX/XX/XXXX borrower called in to get the total amount due on the account. On XX/XX/XXXX borrower called in and scheduled XX monthly mortgage payments. On XX/XX/XXXX borrower called in and requested partial payment made on XX/XX/XXXX to be applied toward XXX month payment and servicer advised that payment was applied towards escrow and principal balance. On XX/XX/XXXX borrower called in regard to general account information. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/08/2025
195788957	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/16/2025
195787915	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							04/30/2025	05/12/2025
195784744	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to setup a payment. On XX/XX/XXXX the borrower called and was asked for the payment and the borrower agreed. On XX/XX/XXXX the borrower was called and the borrower stated will make a payment tonight and stated will call when off work to schedule payment. On XX/XX/XXXX the borrower was called and a payment was scheduled, the borrower declined loss mitigation options. On XX/XX/XXXX the borrower was called with regards to the payments, customer stated that was at work and will call back next week to make the payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195775563	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to confirm the status of the sent check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/06/2025
195786323	XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX borrower called to inform of not receiving the deferral agreement. As per comment dated XX/XX/XXXX borrower called servicer advised that a payment on the account will be rendered on the XX and XX XX payment of $X.XX. As per comment dated  XX/XX/XXXX borrower called to inform that has a reference number for payment that just made for monthly payment. As per comment dated XX/XX/XXXX borrower made in full XXX but still shows still due for XXX which was paid yesterday. As per comment dated XX/XX/XXXX borrower is going to make payment of $X.XX and balance of $X.XX on XX/XX/XXXX. Borrower informed that was in the hospital and will call back with reference number. As per comment dated XX/XX/XXXX borrower will be making $X.XX and confirmed the last payment which was received. As per comment dated XX/XX/XXXX XX months payment plan confirmed starting from XX/XX/XXXX and will call back later if have more questions. As per comment dated XX/XX/XXXX servicer called to give toll free number to call back. As per comment dated XX/XX/XXXX borrower has been displaced due to pipes burst in the bedroom that caused the ceiling to fall in. It was on XX/XX/XXXX when they left the property that was burst around XX/XX/XXXX. Borrower will try to make a payment by end of the month. As per comment dated XX/XX/XXXX servicer called in to notify that the borrower has a new policy and was forwarding it over due to current policy holder canceling. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As per comment dated XX/XX/XXXX discussed property damage. As per comment dated XX/XX/XXXX borrower informed that had XXX in the XXX upstairs that caused XXX. There are no indication that repair has been started or not.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195782970	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/14/2025
195783786	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. As per comment dated XX/XX/XXXX authorized third party called to get assistance for the payment. As per comment dated XX/XX/XXXX servicer called to discuss cure amount and will be calling back. As per comment dated XX/XX/XXXX authorized third party called to go over the loss mitigation option which was given. Servicer informed that it was pending repayment plan starting XX/XX/XXXX. Authorized third party informed that are filing for bankruptcy but not including the home. As per comment dated XX/XX/XXXX Servicer called authorized third party and collected the payment. As per comment dated XX/XX/XXXX authorized third party will make the payment plan on XX. Servicer advised XX installments let for repayment plan for XXX and XXX. As per comment dated XX/XX/XXXX authorized third party called to verify if the account is current. Servicer advised is the account current is not due until XXX payment. As per comment dated XX/XX/XXXX Servicer called authorized third party and agreed for payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/30/2025
195768248	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							04/30/2025	05/05/2025
195769314	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX called to unlock online portal//and make payment for $X.XX//also wanted clarification on escrow shortage,  on XX/XX/XXXX Borrower called to discuss schedule payment/customer to discuss new tax bill received states that it is increased from last year/discussed when next escrow statement will be sent, XX/XX/XXXX called in to make payment,  XX/XX/XXXX  Escrow analisyis explained, XX/XX $X.XX, explained process wants to be posted towards P&I + loan level adva refused to pay now,  On XX/XX/XXXX called in and advised borrower may not pay the escrow shortage,  on XX/XX/XXXX borrower called in and wanted to know shortage amount, n XX/XX/XXXX borrower called in and  question on paying off escrow shortage, On XX/XX/XXXX Borrower called in regarding escrow an account, on XX/XX/XXXX borrower called in states  that she got an letter from escrow about her payment changing even though she submitted an payment for $X.XX on XX/XX/XXXX-XX/XX/XXXX,  on XX/XX/XXXX borrower called to make $X.XX payment of the payment. And on XX/XX/XXXX Borrower called in Promise to pay your check is dated for XXX, XX/XX/XXXX. XXX will be performing a one-time ACH debit from your account ending in XXX with XXX in the amount of $X.XX on XXX, and also promise to pay   XX/XX/XXXX. XXX will be performing a one-time ACH debit from your account ending in XXX with XXX in the amount of $X.XX on XXX. And on XX/XX/XXXX Borrower called in to discussed missing docs customer made a payment .There was no additional contact, the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area. No damages reported.
							04/30/2025	05/07/2025
195768976	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX servicer called out authorized third party to set up a payment of $X.XX for XX/XX/XXXX. On XX/XX/XXXX servicer called out advise total amount due and schedule payment for XX/XX/XXXX. On XX/XX/XXXX borrower called in stated didn't work for four days due to disaster. Borrower went back to work assisted with a payment for $X.XX XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/25/2025
195781307	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding a lender paid insurance. On XX/XX/XXXX the borrower called in general information on the account. On XX/XX/XXXX the borrower called in regarding a modification and wants to know the sale date. On XX/XX/XXXX Authorized third party called in regarding to follow up on the request mortgage assistance advised borrower no retention option provided for account. On XX/XX/XXXX Authorized third party sent request mortgage assistance to see can open a retention review advise that system did not allow me to open the retention review. Request for a reinstatement quote. On XX/XX/XXXX Authorized third party wanting to know the progress for the reinstatement review have the request mortgage assistance and tax documents in select documents. On XX/XX/XXXX authorized third party advised there is no review open on the account just the other account advise only options which is reinstate payoff or cash for keys,. On XX/XX/XXXX authorized third party advised of open dispute advise of no option for mortgage review only cash for keys. On XX/XX/XXXX authorized third party stated intentions are to reinstate the account. On XX/XX/XXXX the borrower called regarding a modification appeal advise a dispute resolution letter was sent on XX/XX/XXXX. On XX/XX/XXXX authorized third party called in regarding a lender paid insurance. On XX/XX/XXXX authorized third party called in regarding a bankruptcy to go over the options available for the loan for modification and inquired about the exactly has to pay $X.XX informed that this is the post petition payment. On XX/XX/XXXX authorized third party called in about payment and went over post petition. Borrower called in for help with post petition amount and not sure what should be paying to contact who is handling the bankruptcy. On XX/XX/XXXX borrower was at work unable to go over the account. On XX/XX/XXXX authorized third party wanted to apply for a modification advised no loss mitt options available. On XX/XX/XXXX the borrower called in regarding a general information on the account. On XX/XX/XXXX the borrower is working with realtor and trying to get funds to bring the account current. On XX/XX/XXXX authorized third party called in regarding a general information on the account and advised there is no available assistance programs available. On XX/XX/XXXX borrower advised intentions to keep the property and going to reinstate the loan, On XX/XX/XXXX borrower called in for sending a reinstatement amount. On XX/XX/XXXX the borrower called in regarding a repayment plan and advised repayment plan send via email. On XX/XX/XXXXauthorized third party wanted to see f repayment plan was approved. On XX/XX/XXXX the borrower called in about pending offer and client will send the wire this week and provided the information on payment plan. On XX/XX/XXXX the borrower wants to confirm received the reinstatement quote did on XX/XX/XXXX for $X.XX. Borrower said does not need the repayment plan and also wants to know the account is current. On XX/XX/XXXX the borrower called in to verify the account no longer have the foreclosure on the account. On XX/XX/XXXX the borrower called in advise they made payment for XX/XXXX.On XX/XX/XXXX the borrower called in regarding a account. On XX/XX/XXXX the borrower stated XXX payment will be made next week. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195779910	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX  called in to update the account used for the ACH and make a payment for XX/XXXX There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/06/2025
195771864	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Borrower called in about the payment that they made on the website. They cancelled the payment and reset the account up. Promised to pay for $X.XX on dated XX/XX/XXXX. On XX/XX/XXXX, Servicer called in and stated borrower was impacted by XXX and in the middle of the disaster questions the call get disconnected. On XX/XX/XXXX, Borrower called in and discussed the account and the lender process insurance. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/12/2025
195758670	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	04/14/2025
195757546	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and stated having claim repairs and have insurance check that needs to be endorsed. On XX/XX/XXXX borrower reported property suffered no damages and called about another account. On XX/XX/XXXX borrower called in to make payment for $X.XX. On XX/XX/XXXX borrower called in to setup payment for $X.XX. On XX/XX/XXXX borrower called in and stated made the mortgage payment and completed repairs of the property. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment dated XX/XX/XXXX borrower reported of having claim repairs and have insurance check that need to be endorsed. As per comment dated XX/XX/XXXX borrower states have completed the repairs on the property. However no evidence of damage being repaired or 100% inspection being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the property is in a XXX disaster area (XXX) due to XXX declared on XX/XX/XXXX.
							04/30/2025	05/12/2025
195791593	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Comment dated on XX/XX/XXXX Borrower called in for requesting 1098 statement be faxed and stated for some reason bank was unable to pay and call back for making payment.  On XX/XX/XXXX account discussed, and verification made. On XX/XX/XXXX borrower called in to set up payment system. On XX/XX/XXXX borrower called in for assistance with the website and advised for next plan payment due and confirmed payments were already scheduled. On XX/XX/XXXX borrower called in to get copy of declaration of insurance and transfer call to insurance department. On XX/XX/XXXX borrower called and asking for another modification. On XX/XX/XXXX borrower called in to make a payment and requested for assistance documents. On XX/XX/XXXX the borrower called in regarding missing documents. On XX/XX/XXXX The borrower called in regarding fax number to send documents. On XX/XX/XXXX borrower called in regarding documents completely filled out and signed with all sections within 90 days. On XX/XX/XXXX borrower called in regarding insurance because of XXX no cover any damages. On XX/XX/XXXX borrower called in to make the payments as soon as possible. On XX/XX/XXXX borrower called in regarding denial letter stated has not been working and receiving only Disability as borrower had to have a Kidney transplant. On XX/XX/XXXX borrower called in request payment history for the last XX months will be checking with bank statement for missing payment. On XX/XX/XXXX borrower called and stated that borrower having hardship situation. On XX/XX/XXXX borrower called in regarding funds and advised can apply the funds to the account. On XX/XX/XXXX borrower called in regarding past due balance while assisting taking payment and requesting unapplied be applied to complete the payment for XX months fees $X.XX and Assistance offered and declined. On XX/XX/XXXX Borrower called in regarding payments and advised that would be making payments and getting caught up. On XX/XX/XXXX borrower states that loan borrower trying to reinstate the account soon. On XX/XX/XXXX borrower called in regarding payment can take with credit card and advised need a banking account number. On XX/XX/XXXX borrower called to make the cure amount. On XX/XX/XXXX borrower called in requesting for automated clearance housing payments. On XX/XX/XXXX borrower called in to see borrower son to the title of the house and advised would have the refinance the property. There was no additional contact. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/01/2025
195792802	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to inform someone took picture of the property and representative inform it is part of servicer courtesy. On XX/XX/XXXX borrower called to discuss regarding the account. On XX/XX/XXXX borrower called to know when the next payment is due and will call back to make payment today. Representative advised about the payment plan. On XX/XX/XXXX borrower called to discuss about the repayment plan. On XX/XX/XXXX borrower was called and borrower stated they will make payment by XX/XX/XXXX. On XX/XX/XXXX borrower called to inform they thought they made payment on XX/XX and representative advised no record of payment. Borrower schedule payment. On XX/XX/XXXX borrower called to make sure they did not defaulted on active repayment plan. On XX/XX/XXXX borrower was called regarding the payment and borrower stated they will make payment tomorrow. borrower requested to generate payoff quote and not interested in mobile app. On XX/XX/XXXX borrower called to go over the repayment plan and stated they will call back to schedule the payment. On XX/XX/XXXX borrower called to set up payment. On XX/XX/XXXX borrower called regarding the last payment received. On XX/XX/XXXX borrower called to make payment. On XX/XX/XXXX borrower was called to collect payment and borrower stated they will make payment tomorrow. On XX/XX/XXXX borrower called to know if the payment made on XX/XX was applied to the account or not and representative advised payment was received but not applied and advised borrower to call back tomorrow to check on the status of the payment. On XX/XX/XXXX borrower called to inform they will make remaining payment to cover the repayment plan and stated only XX more payment of repayment plan is pending and then will start paying regular payments. On XX/XX/XXXX borrower called to make the shortage payment and discussed regarding the post repayment. On XX/XX/XXXX borrower called to discuss regarding the XXX payment due and stated they will call back to set up payment. Discussed regarding escrow with representative. On XX/XX/XXXX Borrower stated they will call back and make payment. On XX/XX/XXXX borrower was called to inform payment made on XX/XX was non sufficient funds and today is the last day of grace period. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/06/2025
195789465	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received [2] Current Status - Delinquent [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Authorized third party called in and stated they were impacted by XXX and requested assistance. Also change the payment date. They promised to make a payment in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX, Authorized third party called in and promised to pay in the amount of $X.XX for XX/XX/XXXX. There was no additional contact, and the loan is delinquent.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/12/2025
195781616	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On  XX/XX/XXXX borrower needed assistance with login, but customer advised would be making payment before XX/XX also needed new identification code  and was assisted. On XX/XX/XXXX borrower called to gather the policy and phone number for her insurance. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/07/2025
195789040	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan has been current throughout the review period.
							04/30/2025	05/20/2025
195766609	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in going over account details application of the payment and principal balance. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/17/2025
195788515	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to discuss related account and provided consent to record and stated family member moves home which would help. Servicer advised borrower about shortage of escrow.  On XX/XX/XXXX Borrower called and provided consent to record and stated will pay only principal and interest amount. On comment dated XX/XX/XXXX Borrower stated they may be able to make payment on XX/XX/XXXX, and will make principal and interest payment and by the end of XXX will catchup on the escrow. As per comment dated XX/XX/XXXX Borrower called and stated will pay something to make payment and declined for assistance. On XX/XX/XXXX Borrower called in regarding natural disaster and discussed related to account. On XX/XX/XXXX Borrower stated there was no damage to the property and was about to remove paperless. Servicer advised request for mortgage assistance will be set to home. Borrower started sending payments to escrow and also trying to purchase new insurance. On XX/XX/XXXX Borrower called and said was having medical issues recently and advised about a bad hardship from XXX. And informed there no power for 5 days and all the food was spoiled also discussed about repayment of the escrow account shortage. Borrower made the payment and promised to send the missing documents and pay. As per comment dated XX/XX/XXXX Borrower promised to pay $ X.XX on XX/XX/XXXX and scheduled the payment. On XX/XX/XXXX Borrower called in to make payment of $X.XX and then will inform will make the rest of it in couple of weeks. As per comment dated XX/XX/XXXX Borrower called and scheduled a payment for $ X.XX to draft on XX/XX/XXXX. On XX/XX/XXXX Borrower called and provided consent to record and made payment and also scheduled a payment to pay on XX/XX/XXXX. On XX/XX/XXXX borrower called and stated the intention to make up escrow shortage at a later date. As per comment dated XX/XX/XXXX Borrower called to change the amount of pending payment from $ X.XX to $ X.XX and also changed the draft date to XX/XX/XXXX on same date and also discussed regarding account the system was stuck on payment screen but made the payment and discussed as customer paid on the XX of each month. On XX/XX/XXXX Borrower called and scheduled XX payments and declined with the assistance. On XX/XX/XXXX borrower called to delete the payment and make a payment today on XX/XX/XXXX in the amount of $ X.XX on the account. As per comment dated XX/XX/XXXX called to make change In payment as borrower was having medical issues and the funds will not avail. On XX/XX/XXXX Borrower called to schedule a payment of $ X.XX servicer scheduled it for XX/XX/XXXX. On XX/XX/XXXX Borrower called to make payment and promised to pay on XX/XX/XXXX in the amount of $ X.XX. On XX/XX/XXXX Borrower called in to make payment and promised to pay on XX/XX/XXXX in the amount of $ X.XX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area XXX due to XXX declared on XX/XX/XXXX. No Damages were reported. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area XXX due to XXX declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/19/2025
195778922	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and stated had to fix the XXX and spend money on the material and the car. Borrower does not have enough money to cover XX/XXXX and XX/XXXX payment and made the payment for XX/XXXX. Borrower will make the XXX payment by the end of the month. On XX/XX/XXXX borrower called in and advised will make a payment this next week and another at the end of XXX. Borrower declined for assistance. On XX/XX/XXXX borrower called in to fixed income. On XX/XX/XXXX borrower called in to get billing statement mailed. Agent took off paperless request it be mailed. Borrower wanted to know why payment was lower advised due to change in escrow. On XX/XX/XXXX borrower called in to make a payment. On XX/XX/XXXX borrower called in to make a payment in the amount of $X.XX. On XX/XX/XXXX borrower called in stated going out of country and nephew is making payments and will call back and make payment. On XX/XX/XXXX borrower called in and wanted to split mortgage payment. Borrowers want to pay $X.XX towards the payment and nephew will pay the difference. Advised to borrower that auto payment will not draft partial payment and discussed bill payment. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195781387	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding payment and advised once plan was approved for repayment plan. On XX/XX/XXXX borrower was called in regarding payment plan and check on any changes or updates on the account. On XX/XX/XXXX borrower called in regarding schedule payment and advised wanted to schedule payments for XX/XX/XXXX and took payments and provided confirmation. On XX/XX/XXXX Borrower was called and advised about repayment plan and system was not allowing to process. On XX/XX/XXXX borrower called in requested to cancel payment and funds are delayed. On XX/XX/XXXX borrower was called in regarding process payment and advised for reason for default had a problem. On XX/XX/XXXX borrower was called in to set up payment $X.XX on XX/XX/XXXX. On XX/XX/XXXX borrower was called in regarding payment and advised to make an arrangement for next month in XX/XX and another payment on XX/XX. On XX/XX/XXXX borrower called in regarding scheduled payment and wanted to know if insurance on the account provided. On XX/XX/XXXX borrower was called in about payment speed pay for amount another will be on XX/XX. On XX/XX/XXXX borrower was called in to make a payment and discuss account. Borrower confirmed payment and wanted to cancel the payment scheduled for XX/XX/XXXX, and reschedule it for XX/XX/XXXX. The agent confirmed the payment for today and deleted the payment for XX/XX.On XX/XX/XXXX borrower called to inquire about making a credit card payment towards their outstanding loan balance. Serviced informed that credit card payments are not accepted and suggested using XXX, borrower inquired about their monthly payment amount, which the agent confirmed as $X.XX. Servicer offered information about modification options and repayment plans once the hardship is over on XX/XX/XXXX borrower was called in to discuss a payment that was returned for insufficient funds. Authorized third party called regarding payment discuss with borrower daughter not helping with the payments made the payment online and that were experiencing financial hardship due to a difficult. On XX/XX/XXXX borrower called in to inquire about assistance for mortgage payments which are currently in default.  borrower suggested a payment plan of $X.XX on XX/XX, emphasizing the importance of staying current with payments to avoid further penalties and also discussed other options such as loan modification but advised against it due to a previous modification. There was no additional contact. Loan is delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification plan was completed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/30/2025
195781438	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and discussed account. Borrower had question about the fees. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/30/2025
195763511	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX the borrower called regarding the changing the payment date from XX to XX and also mentioned they will make the payment of larger amount i.e. $X.XX and they would like to start it with XXX. On XX/XX/XXXX called regarding the account information and retention of property.  Agent provided the information. On XX/XX/XXXX borrower called and intends to make payment by XX/XX/XXXX. Borrower also mentioned they will setup payment online. On XX/XX/XXXX borrower Called for account discussion. Borrower also called to see what documents he needed and stated they would get them sent in today. Priority comment was not discussed because they just stated that the ezpay fee was changed to $X.XX. On XX/XX/XXXX borrower called for missing documents needed. Borrower also mentioned that XXX and XXX are one in the same, its the same company, he stated he wants to bring payment dated today to $X.XX from $X.XX. On XX/XX/XXXX borrower called and wanted to know what missing documents are needed.  Borrower also set up payment on account. On XX/XX/XXXX borrower called to set the payment arrangements, but system crushed during the payment. On XX/XX/XXXX borrower called and cancelled the EZ pay. On XX/XX/XXXX borrower called and mentioned having health issues and unable to make payments.  On XX/XX/XXXX borrower called regarding EZ pay and requested to add it. On XX/XX/XXXX borrower called for account information and also borrower changed the Ez payment. On XX/XX/XXXX borrower called and  requested to have taxes added to escrow. On XX/XX/XXXX borrower called to change the Ez pay. On XX/XX/XXXX borrower called to know the shortage in the escrow.  Agent informed that if the scheduled payments are made there will be a shortage in the account of $X.XX.  Your total shortage is determined by adding your actual beginning escrow account balance shortage to your  required beginning balance. $X.XX + $X.XX = $X.XX. We will collect the total amount over XX months at $X.XX per payment. On XX/XX/XXXX  borrower called to know the account information. On XX/XX/XXXX the borrower called amount received which was paid and had sent the paystub for reference. There was no additional contact and the loan is in foreclosure
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195784910	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been made contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	05/20/2025
195760509	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called in and stated will make payment through website and cannot afford the increase of the payments. Servicer advised there is not option to retention and borrower asked question related to refinance process. There is no additional contact, and the loan is delinquent XX.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195789290	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX borrower called in and went over principal balance. On XX/XX/XXXX borrower called in to request documents. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area XXX due to XXX declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	04/16/2025
195777192	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/02/2025
195791502	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower stated they will make payment sometime this month. On XX/XX/XXXX, borrower made payment in the amount of $X.XX via phone. On XX/XX/XXXX, borrower called in to verify the payment pending for XX/XX/XXXX. On XX/XX/XXXX, borrower called and scheduled payment for XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, borrower was advised that they have been denied forbearance plan and advised of repayment plan to which borrower stated they do not want the repayment plan. Borrower stated they have been making payments on the plan and will make a payment on XX/XX to bring account current. On XX/XX/XXXX, borrower called to find out if the payment has set up for XXX. On XX/XX/XXXX, borrower called and had a payment scheduled and schedule another payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicates, the property is located in a disaster area due to XXX on XX/XX/XXXX. No damages reported.
							04/30/2025	04/30/2025
195764256	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							04/30/2025	05/12/2025
195787390	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding the account information and asked about the check from his insurance claim. On XX/XX/XXXX borrower called and requested about the insurance claim check that needs to be signed transfer to the loss draft department. There was no additional contact and loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated XX/XX/XXXX the borrower called and mentioned they have an insurance claim check that needs to be signed transfer to the loss draft department.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195775086	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to inquire about getting insurance claim check endorsed. On XX/XX/XXXX borrower called in to follow-up on insurance claim funds in amount of $X.XX which were sent to servicer however borrower needs to funds for property repairs. Servicer advised funds were applied to escrow on XX/XX/XXXX instead of restricted escrow. On XX/XX/XXXX borrower called in and stated already paid for demolition to get repairs started and requested funds from insurance claim. Borrower advised property had XXX which caused a lot of damage. Borrower also advised escrow analysis incorrectly shows insurance premium amount as $X.XX but it should be around $X.XX. On XX/XX/XXXX borrower called for an update on insurance claim funds and servicer advised to allow additional time. On XX/XX/XXXX borrower called in to speak with loss draft department about insurance claim funds. On XX/XX/XXXX borrower called in and servicer advised payment in amount of $X.XX will be mailed on the same day. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX borrower called in to inquire about getting insurance claim check endorsed. On XX/XX/XXXX borrower called in to follow-up on insurance claim funds in amount of $X.XX for property repairs and servicer advised funds were applied to escrow on XX/XX/XXXX instead of restricted escrow. On XX/XX/XXXX borrower called in and stated already paid for XXX to get repairs started and requested funds from insurance claim. Borrower advised property had XXX which caused a lot of damage. On XX/XX/XXXX borrower called for an update on insurance claim funds and servicer advised to allow additional time. On XX/XX/XXXX borrower called in to speak with loss draft department about insurance claim funds. There is no evidence of repairs completed or 100% inspection done.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/29/2025
195792408	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in to make payment $X.XX. On XX/XX/XXXX borrower called in to discuss the account. On XX/XX/XXXX borrower called in to make payment for $X.XX. On XX/XX/XXXX borrower called in to make portion of XXX payment for $X.XX. On XX/XX/XXXX borrower called in to make payment. On XX/XX/XXXX borrower called in to make partial payment. On XX/XX/XXXX borrower called in to discuss the account. On XX/XX/XXXX borrower called in to make partial payment. On XX/XX/XXXX borrower called in to schedule the remaining payment for $X.XX servicer processed payment from escrow account. On XX/XX/XXXX borrower called in to make payment for $X.XX along with late fees. There was no additional contact and the loan is Performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195774028	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.On XX/XX/XXXX the borrower was called regarding a total amount due and schedule a payment on XX/XX. On XX/XX/XXXX there was a property damage due to XXX on XX/XX/XXXX and claim check in the amount of $X.XX has been received on XX/XX/XXXX. There was no additional contact, and the loan is in delinquent.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX there was a property damage due to XXX on XX/XX/XXXX and claim check in the amount of $X.XX has been received on XX/XX/XXXX. There was no 100% inspection were completed  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/30/2025
195769861	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower was called and the borrower stated that the taxes are paid on XX/XX/XXXX and will send an email copy of the same. On XX/XX/XXXX the borrower was called with regards to the XXX month's payment, escrow balance was shared, the tax were identified as paid and stated there would be no refund, said will make the payment next week and offered assistance. On XX/XX/XXXX the borrower called and the account was discussed along with the fees, borrower stated will make payments towards the late fees. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/09/2025
195785843	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX Borrower called in regarding will either make a payment by EOM or call in to request a possible referral advises she is having to pay for repair out of pocket as she waits on claim funds, so things are tight, she advises repairs are 75% complete is very close to being able to go back home.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per comment XX/XX/XXXX borrower advised will either make a payment by EOM or call in to request a possible referral advises she is having to pay for repair out of pocket as she waits on claim funds so things are tight she advises repairs are 75% complete is very close to being able to go back home.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195756051	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in account discussed advised bank account was compromised and payment will not go through due to closed bank account and said will call back to make a payment. On XX/XX/XXXX borrower called in stated account was closed and wanted to delete one of the banks on account because it was compromised. On XX/XX/XXXX borrower said will make another payment online and having a XXX issue. Borrower 2 advised will call back to enter assistance arrangements. On XX/XX/XXXX called in payment due for XX/XXXX cure amount $X.XX a retention work out was opened and account discussed. On XX/XX/XXXX called in wanted to make sure have borrower documents advised have it account under review. On XX/XX/XXXX borrower called to find out if the account was being reported to credit bureau advise borrower it was not because of chapter XX. On XX/XX/XXXX borrower called in to discuss a letter for trial modification. On XX/XX/XXXX called in to inquire about repayment plan on account, borrower stated will wait to receive in the mail. On XX/XX/XXXX borrower called in to cancel ezpay advise can no longer modify this record because it has been processed. On XX/XX/XXXX borrower called in about unapplied balance that had for the loan to see where the funds went. Borrower called regarding an unpaid balance credit for XXX $X.XX paid regular payment amount was in unapplied balance was reversing payment to take from principal advise have until the grace period, advise the payment could be applied as a credit. Borrower said received error message. Agent advise the request has been completed advise to make the payment for escrow only since the payment will apply as a full payment. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195782803	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing.
							04/30/2025	05/20/2025
195789000	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The borrower has not called in and the servicer has not attempted to contact the borrower due to the loan performing the entire review period.
							04/30/2025	04/16/2025
195764539	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX,XX/XX/XXXX, XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called to delete the scheduled payment on the account and processed using different checking account details. On XX/XX/XXXX and XX/XX/XXXX borrower called regarding scheduling of payments. On XX/XX/XXXX, borrower called regarding escrow check and said will callback later as was at work. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, borrower called regarding scheduling of payments. On XX/XX/XXXX, borrower informed reason default was due to back issue and did not work due to which fell behind on mortgage payments. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX, borrower called to reschedule the payment for XX/XX and said due to family member illness fell behind on payments. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX borrower called about payments. There was no additional contact and the loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195772533	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. on XX/XX/XXXX borrower called to cancel tomorrows payment and needed to change other payment from $X.XX to $X.XX. On XX/XX/XXXX borrower called to make the payment and also made changes in the payment amount  XX/XX/XXXX $X.XX  XX/XX/XXXX $X.XX  XX/XX/XXXX $X.XX. On XX/XX/XXXX borrower is returning the call and was advised of the pending modification  no later then XX/XX/XXXX. On XX/XX/XXXX  borrower Sent modification documents by mail on Friday.  There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/01/2025
195789277	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX . On XX/XX/XXXX the borrower called in to modify payments and asked about retention options to see about deferring the delinquent payment to end the loan. On XX/XX/XXXX the borrower called to ask for more time for the requested documents and made payment update. On XX/XX/XXXX the borrower called with regards to the documents. On XX/XX/XXXX the borrower called and advised that the tax and XXX benefit documents were sent and said that will go to the XXX department tomorrow and will get it faxed. On XX/XX/XXXX the borrower called to see if payment was pending stated that had sent the documents for review. OnXX/XX/XXXX the borrower called wanted to make a payment and also wanted to know if all the taxes return was received was advised they were received. On XX/XX/XXXX the borrower called with regards to the pending tax documents and the amount. On XX/XX/XXXX the borrower called stated that sent the XXXX extension with borrower's name on it already. On XX/XX/XXXX the borrower called and stated that was accepting the repayment plan and planning to make the payment on XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the account status. On XX/XX/XXXX the borrower was called to discuss the account and the XXX repayment was setup. On XX/XX/XXXX borrower called  in to make a payment. Advise customer that can go ahead and request for a name update but customer advise that it's okay to keep the same name how it is on the loan. On XX/XX/XXXX the borrower called to ask how much longer the repayment plan would be and to confirm the pending payment. Advised borrower did not try to set up ACH on the website. On XX/XX/XXXX the borrower called and stated the last payment came out of the wrong account and stated will make another payment online from the correct account. On XX/XX/XXXX the borrower called with regards to the mortgage clause. On XX/XX/XXXX the borrower called to say that has a new insurance and went over the repayment plan. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/05/2025
195775979	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to setup two payments. On XX/XX/XXXX the borrower called to make payment and stated is working on getting due date change and then set up for ACH. The borrower was called on XX/XX/XXXX and stated that will call back to make payment. Borrower called on XX/XX/XXXX and stated will make payment on XX/XX/XXXX. Borrower called on XX/XX/XXXX and setup  a payment for XX/XX. On XX/XX/XXXX the borrower called to mention that the mobile on the account is incorrect and to have it deleted. On XX/XX/XXXX the borrower called to get XXX assistance and did not have all the information required for the template and will call back to provide the information. On XX/XX/XXXX the borrower called and a payment was scheduled. On XX/XX/XXXX the borrower called to schedule a payment. On XX/XX/XXXX the borrower called and a payment was setup. The borrower called on XX/XX/XXXX to inquire if there were any pending payments. On XX/XX/XXXX the borrower called and a payment was completed. Borrower called on XX/XX/XXXX to make payment on the account, EZ payment was scheduled. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/12/2025
195767062	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in that they do not want to pay easy pay fee but need to schedule a payment. On XX/XX/XXXX the borrower made the payment. On XX/XX/XXXX the borrower called regarding XXX in her XXX and insurance claim. On XX/XX/XXXX the borrower called regards to insurance claim on the account. On XX/XX/XXXX the borrower called to check the amount. On XX/XX/XXXX the borrower called for helped the customer in submitted online. On XX/XX/XXXX the borrower called is going to call during next week to make the payment. On XX/XX/XXXX the borrower called for the payment. On XX/XX/XXXX call regards wanted to setup bi-weekly and advised they would need to be paid XX month. On XX/XX/XXXX the borrower called to discuss account related and made the payment. On XX/XX/XXXX the borrower called regarding will make payment on XX/XX for monthly payment through online. On XX/XX/XXXX the borrower called for the next payment dated and borrower states will make payment online today or tomorrow. On XX/XX/XXXX the borrower called regarding to schedule payments in XX different bank accounts. On XX/XX/XXXX the borrower called funds will not be available for the second attempt and discuss escrow analysis. On XX/XX/XXXX the borrower called to make changes to easy pay. On XX/XX/XXXX the borrower called advised last payment got returned back and wanted to make a payment today. On XX/XX/XXXX call related to amount to pay. On XX/XX/XXXX borrower called that will make a payment in XXX and does not have any more funds for the cure amount. On XX/XX/XXXX the borrower called in to make short payment and advised escrow related. On XX/XX/XXXX call regarding to make a payment and arranged next payment. On XX/XX/XXXX the borrower called related to check amount and easy pay change. On XX/XX/XXXX the borrower called went over tax breakdown for XXXX and also decline assistance. On XX/XX/XXXX the borrower called to schedule a payment. On XX/XX/XXXX the borrower called for made payments. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX indicates there was a XXX in XXX and insurance claim. Comment dated XX/XX/XXXX states insurance claim on the account. Comments do not indicate repairs were started and claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195766920	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in about making payments towards account. Servicer advice reinstating account and requests the reinstatement quote. On XX/XX/XXXX borrower called in to get the payoff quote borrower will pay off the account but listed the attorney has to complete it then borrower will be able to reinstate the account. Servicer provide the account information. On XX/XX/XXXX borrower called for payoff quote states. On XX/XX/XXXX borrower called in to discuss the home is being sold wanted more information. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/20/2025
195776223	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, servicer called in and account was discussed. On XX/XX/XXXX, borrower called in and discussed payment due on account. On XX/XX/XXXX, servicer called in and borrower promise to make payment on XX/XX/XXXX. On XX/XX/XXXX, account was discussed. On XX/XX/XXXX, borrower stated will be making payment next week through bill pay of $X.XX to cover the late charges. On XX/XX/XXXX, servicer called in and borrower stated will make payment once the tenants pay. Borrower does not need any assistance and will make the payment. On XX/XX/XXXX, servicer called in and borrower stated will make payment on the XX or XX of XXX. Borrower stated has tenants that not paying on time. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported.
							04/30/2025	05/09/2025
195791961	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX borrower called to verify if payment had been scheduled or not Servicer advice that they have not taken XXX payment per the payment history payment was received on XX/XX/XXXX and was applied to XXX payment. On XX/XX/XXXX borrower called in to schedule payment for XX/XX, XX/XX, XX/XX on XX/XX, XX/XX, and XX/XX also $X.XX was added towards late fees. On XX/XX/XXXX Borrower called in to schedule the payment for XX/XX/XXXX in the amount of $X.XX On XX/XX/XXXX borrower called in and stating that had all the payments programed by now. Servicer advice that there was only one payment was scheduled. On XX/XX/XXXX Borrower called in to change the pay on recording line. Servicer advice unable to change the payment. On XX/XX/XXXX borrower called and asked about the payment and 1098 statement. On XX/XX/XXXX borrower called in and stated that they will pay late fee balance also place the XX payments of $X.XX and stated property XXX was damage. On XX/XX/XXXX borrower called in to submitted payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  As per the comment dated XX/XX/XXXX indicates property XXX was damage and no evidence of insurance claim was filed and no evidence of 100% inspection was completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/08/2025
195775882	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, Borrower called in as account was one month behind. Servicer advised that a payment will be made over the mobile application. On XX/XX/XXXX, borrower called in to reset the website password. On XX/XX/XXXX, servicer called in and advised of about the account. Borrower promise to make the payment on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, borrower called in regarding the payment not been taking out of the bank but servicer advised payment has been posted in the amount of $X.XX. On XX/XX/XXXX, borrower called in and servicer offered residential mortgage application however borrower declined. Servicer confirmed about the payment made. On XX/XX/XXXX, borrower called in and made the payment. On XX/XX/XXXX, servicer called in and discussed the account.  On XX/XX/XXXX servicer called in and borrower states will send another $X.XX next week and no need to call anymore. On XX/XX/XXXX borrower called in regarding the payment and servicer provided the details. On XX/XX/XXXX borrower called in regarding the payment made last month. On XX/XX/XXXX borrower called in to discuss letter received. On XX/XX/XXXX servicer called in and stated will be making a payment on the XX. On XX/XX/XXXX borrower called in and servicer advised of escrow tax on monthly and yearly amounts. Servicer advised of the escrow analysis and placed request for escrow disbursement. Borrower will do a split payment before the XX. There was no additional contact, and the loan is delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/19/2025
195766332	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party was called to make payment. On XX/XX/XXXX  authorized third party was called regarding payment and third party stated they will be making XXX payment in a week. On XX/XX/XXXX third party was called to collect payment and third party stated they will be making payment before end of XXX. On XX/XX/XXXX third party was called regarding payment and third party stated they will pay on XX/XX/XXXX. On XX/XX/XXXX authorized third party called to discuss regarding the escrow analysis and stated to servicer they have wrong insurance amount. Borrower stated they will get information form insurance and intention is to keep property. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX declared on XX/XX/XXXX. No property damage reported. This property is located in a disaster area designated by XXX declared on XX/XX/XXXX. No property damage reported.
							04/30/2025	05/14/2025
195780869	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX authorized third party called in to schedule a payment. On XX/XX/XXXX borrower called in to request 1098 form. On XX/XX/XXXX borrower called in regard to 1098 form and servicer advised document is available online. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195791571	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX Borrower called to make a payment. On XX/XX/XXXX Borrower called discussed payment due on account making by end of month. On XX/XX/XXXX Called borrower and advised of the payment borrower said will try to make the payment by the end of the month. Advised of verbal repayment plan said will call back on XXX. On XX/XX/XXXX, Authozired 3rd party called about the payment said will have a payment in by wed and then borrower will look into a repayment plan said that family member. On XX/XX/XXXX, Authozired 3rd party account had got hacked also and some funds were taking from the account. On XX/XX/XXXX, authorized 3rd party stated borrower is in hospital, going through medical issue. hopes to make payment in another week or so but at least by end of month. On XX/XX/XXXX, Borrower will be going to the bank today and pay $X.XX towards the due payment, family member having medical issues so that's why has falling behind. Borrower will get the documents in on XX/XX if not then before the XX. On XX/XX/XXXX, Borrower wanted to make payment. On XX/XX/XXXX, Spoke with authozired 3rd party said struggling with escrow, Said on the XX will make the escrow for last month and then dealing with major medical for borrower. Advised should have update in XX days . On XX/XX/XXXX Authozired 3rd party will be making a payment on XX/XX/XXXX. On XX/XX/XXXX Borrower advised intentions was to pay on XXX but had personal issue will schedule in payment. On XX/XX/XXXX. Authozired 3rd party will be making when able. On XX/XX/XXXX Borrower called stated will make a payment by XX/XX/XXXX intention is to retain.  On XX/XX/XXXX Borrower made $X.XX via epay with me and borrower will make remaining balance nest XXX XX/XX/XXXX online. On XX/XX/XXXX Borrower scheduled escrow balance. On XX/XX/XXXX Borrower wasn't interested in loss mitigation option says doesn't want to schedule XXX payment with me says borrower call back to do and also says borrower's intends to keep the property. On XX/XX/XXXX Borrower stated at work at this time borrower will closing later todays. On XX/XX/XXXX Borrower will call back on XX/XX/XXXX like borrower normally do to make XXX payment. On XX/XX/XXXX Borrower stated that borrower will back on the XX schedule payment. On XX/XX/XXXX Borrower was in a meeting and call back advised to call back earliest. On XX/XX/XXXX Borrower stated intentions are to keep property. Borrower stated may change insurance companies advised to send in policy if anything changes. On XX/XX/XXXX Borrower called setup a payment, declined EZ pay and will pay on line by XX/XX. May pay sooner if funds are available. On XX/XX/XXXX Authozired 3rd party called in to see if we paid new insurance. Advised that borrower can have them send the info over to us. On XX/XX/XXXX authozired 3rd party called in states have new insurance company XXX. Advised received on XX/XX/XXXX but policy was not paid. On XX/XX/XXXX Authozired 3rd party stated borrower will make a full payment of $X.XX via the website. On XX/XX/XXXX Authozired 3rd party went over escrow balance On XX/XX/XXXX, authorized 3rd party will make payment on XX. On XX/XX/XXXX borrower declined verbal plan. On XX/XX/XXXX Borrower said typically makes payment on the XX every month. On XX/XX/XXXX Authozired 3rd party wants to knew why called advised its due to the payment for XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195787105	XXXX	XXXX	XXXX	3
[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	05/08/2025
195762581	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called in to have auto payment set up. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments on XX/XX/XXXX indicated the loan was involved in active litigation. Comments on XX/XX/XXXX indicated the litigation was resolved. A Fair Credit Reporting Act lawsuit was filed in the XXX against the servicer and the Trust. The lawsuit was settled with a payment of $X.XX to the borrower. The lawsuit case was dismissed and legal closed the file.
							04/30/2025	05/12/2025
195764623	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in regarding a general information on the loan. On XX/XX/XXXX borrower called in to cancel loss mitigation automatic clearing payment and call got disconnected. On XX/XX/XXXX the borrower called in to got new insurance wants a new analysis ran insurance was lowered. Borrower called about payment and advised was on the repayment plan that funds were left in the unsupplied amount. Borrower stated purchased a new insurance advised only received the cancellation notice transferred to insurance department. On XX/XX/XXXX the borrower wanted to make payment on the account. On XX/XX/XXXX the borrower called in to make a partial payment today for $X.XX and the remainder on XX/XX/XXXX for $X.XX informed that the payment want to show completely covered. On XX/XX/XXXX the borrower called in regarding a natural disaster. On XX/XX/XXXX the borrower called in regarding a forbearance advised could do retention. On XX/XX/XXXX the borrower confirmed document were received and allow time for review. On XX/XX/XXXX the borrower called discussed about pending plan. On XX/XX/XXXX the borrower called in regarding the plan wanted to verify address was updated back to original mailing address and set up a automatic clearing payment plan for XX/XX. On XX/XX/XXXX the borrower called in discussed about trial modification. On XX/XX/XXXX the borrower called in setting up a payment for forbearance plan and wanted to check status of payment due to advising funds are currently still sitting in bank account confirmed pending payment dated XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX the borrower called in to scheduled a payment for trial plan. On XX/XX/XXXX the borrower stated unsure if wants to accept modification due to knowing would able to afford it after a few years. On XX/XX/XXXX the borrower is still thinking about the permanent modification. On XX/XX/XXXX the borrower stated does not want to accept modification. On XX/XX/XXXX he borrower decline streamline offer. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/12/2025
195756159	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in and servicer advised taxes are going down due to homestead exemption filed by the borrower. Borrower also requested tax disbursement history. On XX/XX/XXXX borrower called in to submit tax exemption via email. On XX/XX/XXXX borrower called in to cancel payment made due to autopay. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX indicates property is in a XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/17/2025
195771222	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX borrower called to get password reset and to verify that has been in the hospital and does not know when short sale check will be received so the set up for automated clearing house will not be set up. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/17/2025
195770744	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to change payment account. On XX/XX/XXXX the borrower called in to advise trying to bring the account current and is hard but will complete the online. On XX/XX/XXXX the borrower called in wanted to know where can complete RMA form online. On XX/XX/XXXX the borrower called in discussed about the account. On XX/XX/XXXX the borrower called in advised received a letter from insurance company about policy expiring. On XX/XX/XXXX the borrower called in stated can only make the monthly payment and stated may able to bring account current by end of the year. On XX/XX/XXXX the borrower called in regarding their account and want to keep their property. Borrower stated they sent and faxed over their homeowners insurance documents and still has not been received. On XX/XX/XXXX the borrower called in about the insurance said that does not have the insurance with XXX. On XX/XX/XXXX the borrower called in for scheduling a payment in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX the borrower called in gave information about documents. On XX/XX/XXXX borrower discuss about principal and interest payment however may cause a shortage in escrow and increase payment. On XX/XX/XXXX borrower is disputing a  mortgage assistance decision dated XX/XX/XXXX. On XX/XX/XXXX dispute has been resolved. On XX/XX/XXXX the borrower called in wants to make a payment towards the principal and interest for the amount of $X.XX. On XX/XX/XXXX the borrower wanted to make a payment for principal and interest advised of escrow shortage. On XX/XX/XXXX the borrower called in assistance review accepted for providing instructions on how to submit RMA. On XX/XX/XXXX the borrower called in discussed about the deferral offer and wanted to make a payment. On XX/XX/XXXX the borrower called in to verify the deferral and the pending payment. On XX/XX/XXXX the borrower called look into modification and cannot afford the payment increase due to escrow. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/09/2025
195761929	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to the XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to set up payment in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX, Servicer called in and provided the available assistance information under loss mitigation option. Borrower declined the assistance and plans to cure account in next week and set up auto payment. On XX/XX/XXXX, Borrower called in and discussed the cure amount. On XX/XX/XXXX, Borrower called in regarding the processing fees for payments. On XX/XX/XXXX, Borrower called in to informed that they are placed both payments in mail on XX/XX and promised to pay in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and want to change mailing address to property address. They said will mail check around dated XX/XX/XXXX. They promised to pay in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX, Borrower called in and confirmed the mailing address is correct. They reset the online password, and they will mail check in the amount of $X.XX on XX/XX. On XX/XX/XXXX, Borrower called in and stated they sent a check on XX/XX in the amount of $X.XX. Servicer advised we haven't received it yet. On XX/XX/XXXX, Borrower called in and made a payment last week in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX, Borrower called in to go over escrow and promised to pay in the amount of $X.XX for XX/XX/XXXX. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/06/2025
195964069	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX.  No Damages were reported. Comment dated XX/XX/XXXX, indicated the property is in XXX disaster area due to XXX with disaster declared on XX/XX/XXXX. No Damages were reported. There have been many attempts to contact the borrower during the review period, but contact has not been established. The loan is current and performing.
							04/30/2025	05/19/2025
195771872	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: The loan is performing and there were minimal attempts to contact the borrower. The borrower makes their payments online.
							04/30/2025	04/17/2025
195775277	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX, On XX/XX/XXXX Borrower called in regarding wanted to pause ach for XXX payment as borrower will be making payment outside of grace period,  On XX/XX/XXXX Borrower called to see if payment was sch for XX and servicer advised it was not but ach was paused for this month, will make payment for XXX online,  on XX/XX/XXXX Borrower called in to go over the letter borrower got, on XX/XX/XXXX Borrower called in regarding  Gave customer the account number Informed the customer the payoff quote is $X.XX good through XX/XX/XXXX and  on XX/XX/XXXX borrower called in regarding status of the account. There was no additional contact, and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/14/2025
195788863	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have not been any contact attempts during the review period as the borrower has made their payments on time. The loan is current and performing and there has not been any contact during the review period.
							04/30/2025	05/19/2025
195782208	XXXX	XXXX	XXXX	3
[3] Property Damage - UTD - No evidence of resolution

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent

LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in regarding to speak with insurance department and to inquire on where to send check received from insurance for property damage on property and opt into paperless communication. On XX/XX/XXXX the borrower called to discuss about check being deceased husband name and reset web account. On XX/XX/XXXX the borrower called to talk loss draft department. On XX/XX/XXXX the borrower called wanted to update the phone and transferred from loss draft insurance and waiting for the inspector. On XX/XX/XXXX the borrower called to confirm payment for XXX is $X.XX. There was no additional contact, and the loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated XX/XX/XXXX indicates there was a damage on the property and comment dated XX/XX/XXXX states borrower talks to loss draft department and dated XX/XX/XXXX indicates call transferred to loss draft insurance. Comments do not indicate repairs were started or claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	04/30/2025
195778487	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No established contacts found between XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower  called in and was advised about the past due amount $ X.XX  stated not able to reinstate today but will try to do it w in a month  offered assistance but stated was on his way to work and didn't have the time but will call back to do it   he agreed to make a payment today via checking account for $X.XX. On XX/XX/XXXX borrower called processing time  and was advised  8 to 10 business days and advised there is no tracking .Borrower also informed  of new claim due to XXX damage – Claim#XXX with XXX. Received claim checkiao $X.XX. Borrower confirmed that repairs will be completed on the property. On XX/XX/XXXX  regarding final draw  review file and explain we only missing an inspection to release funds on the account. On XX/XX/XXXX borrower states that inspection done on XX/XX/XXXX and would like to speak to Supervisor as to why the results are just being uploaded.  On XX/XX/XXXX   borrower is disputing the inspection results and stated the only repairs left is the spot in the bathroom ceiling. On XX/XX/XXXX  servicer called and spoke to borrower  and informed  Monitored process which is 8 to 10 business day process and check will be mailed by XX business day and once all required documents are on file. On XX/XX/XXXX borrower  regarding status of claim. and  was advised waiting for checks to clear  we are experiencing delays in deposits clearing due to holiday season. On XX/XX/XXXX borrower said he was told by previous rep everything is on file adv need Adjuster report  to reflect check we have received  adv first draw was sent off the original AR  but he received more funds than what the Adjuster report. There was no additional contact and the loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment dated XX/XX/XXXX  indicate that there was a damage to the property due to XXX on XX/XX/XXXX. Comment dated XX/XX/XXXX indicate that there is damage to the property due to XXX DOL is XX/XX/XXXX Check#: XXX  Check Date: XX/XX/XXXX  Check Amt  $X.XX.No evidence of 100% inspection done or repairs been competed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: N/A
							04/30/2025	05/13/2025
195775009	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower does not allow the loan to fall delinquent. The loan is performing. Comments on XX/XX/XXXX indicates the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages were reported. Comments on XX/XX/XXXX indicates the property is in a XXX disaster area due to XXX declared on XX/XX/XXXX. No damages were reported.
							04/30/2025	05/12/2025
195928185	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There are no communications prior to XX/XX/XXXX. On XX/XX/XXXX borrower called in wanted to setup a payment on the phone. Borrower stated that was going to make the payment online. On XX/XX/XXXX borrower called in and made the payment in the amount of $X.XX. On XX/XX/XXXX borrower called XX of past due payments. Borrower will be making payments on  XX/XX, XX/XX and XX/XX/XXXX to bring the account current. On XX/XX/XXXX borrower called in to confirm their was payment pending. Borrower declined repayment plan but retention option was opened for assistance. Residential mortgage application filled out online and went over escrow shortage. Borrower requested new escrow analysis. On XX/XX/XXXX borrower called in and went over payment that is setup for the XX. Advised to borrower what account will be looking at that time and went over escrow as well. On XX/XX/XXXX borrower called in to get status on the account and past due amounts. On XX/XX/XXXX borrower called in and setup a payment in the amount of $X.XX. On XX/XX/XXXX borrower advised will be making the payment and decline to schedule it now. On XX/XX/XXXX borrower called in and confirmed will make payment online on XX/XX/XXXX. On XX/XX/XXXX borrower called in and made payments. On XX/XX/XXXX borrower called in about the payment. On XX/XX/XXXX servicer advised the borrower that payment is due on the account. On XX/XX/XXXX borrower called in and confirm will going to make payment for XX/XX on XX/XX/XXXX. There was no further contact with the borrower and loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
ADDITIONAL INFORMATION: Comments dated XX/XX/XXXX, indicated the property is in a XXX disaster area due to declared on XX/XX/XXXX. No damages reported.
							04/30/2025	05/01/2025